Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000019029
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dow Jones<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> REIT ETF
Trading Symbol	RWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Dow Jones® REIT ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Dow Jones® REIT ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. REITs posted strong gains over the past 12 months, supported by declining interest rates, resilient economic growth, and improving investor sentiment. Falling Treasury yields and the U.S. Federal Reserve’s easing cycle boosted performance in late 2025, helping healthcare, retail, and lodging/resort REITs outperform. After a modest setback in Q4 2025, REITs regained momentum in 2026. Despite volatility from Middle East tensions and higher energy prices, the sector benefited from defensive cash flows and structural growth themes, particularly in healthcare and data centers. Performance accelerated in Q2 2026 as geopolitical tensions eased, oil prices fell sharply, and risk appetite improved. The Index gained 13% during the quarter, with lodging/resorts, office, and self-storage REITs leading broad-based gains across property sectors. Overall, U.S. REIT returns were driven by lower rates, improving capital market conditions, strong corporate earnings, and a more constructive economic outlook. Leadership gradually shifted from defensive sectors such as healthcare to more cyclical areas including office and lodging as recession fears faded and investor confidence strengthened.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	RWR	S&P 500 Index	Dow Jones U.S. Select REIT Capped Index/Dow Jones U.S. Select REIT Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,434	$10,369	$10,437
08/31/16	$10,080	$10,383	$10,084
09/30/16	$9,867	$10,385	$9,876
10/31/16	$9,311	$10,196	$9,320
11/30/16	$9,184	$10,573	$9,195
12/31/16	$9,610	$10,782	$9,626
01/31/17	$9,525	$10,987	$9,544
02/28/17	$9,856	$11,423	$9,878
03/31/17	$9,577	$11,436	$9,600
04/30/17	$9,552	$11,554	$9,577
05/31/17	$9,497	$11,716	$9,524
06/30/17	$9,727	$11,790	$9,757
07/31/17	$9,814	$12,032	$9,847
08/31/17	$9,734	$12,069	$9,768
09/30/17	$9,760	$12,318	$9,795
10/31/17	$9,652	$12,605	$9,688
11/30/17	$9,946	$12,992	$9,986
12/31/17	$9,948	$13,136	$9,988
01/31/18	$9,555	$13,888	$9,593
02/28/18	$8,865	$13,377	$8,902
03/31/18	$9,208	$13,037	$9,247
04/30/18	$9,342	$13,087	$9,383
05/31/18	$9,711	$13,402	$9,757
06/30/18	$10,119	$13,484	$10,170
07/31/18	$10,172	$13,986	$10,226
08/31/18	$10,473	$14,442	$10,531
09/30/18	$10,189	$14,524	$10,244
10/31/18	$9,929	$13,531	$9,983
11/30/18	$10,408	$13,807	$10,467
12/31/18	$9,517	$12,560	$9,567
01/31/19	$10,597	$13,567	$10,659
02/28/19	$10,698	$14,003	$10,762
03/31/19	$11,002	$14,275	$11,071
04/30/19	$10,979	$14,853	$11,050
05/31/19	$10,939	$13,909	$11,012
06/30/19	$11,088	$14,889	$11,162
07/31/19	$11,262	$15,103	$11,340
08/31/19	$11,526	$14,864	$11,610
09/30/19	$11,835	$15,142	$11,924
10/31/19	$11,958	$15,470	$12,051
11/30/19	$11,795	$16,031	$11,889
12/31/19	$11,680	$16,515	$11,777
01/31/20	$11,726	$16,509	$11,826
02/29/20	$10,742	$15,150	$10,832
03/31/20	$8,338	$13,279	$8,419
04/30/20	$8,985	$14,981	$9,077
05/31/20	$8,926	$15,694	$9,020
06/30/20	$9,088	$16,006	$9,186
07/31/20	$9,389	$16,909	$9,492
08/31/20	$9,453	$18,124	$9,558
09/30/20	$9,163	$17,436	$9,262
10/31/20	$8,923	$16,972	$9,022
11/30/20	$10,014	$18,830	$10,130
12/31/20	$10,335	$19,554	$10,459
01/31/21	$10,314	$19,356	$10,438
02/28/21	$10,861	$19,890	$10,994
03/31/21	$11,362	$20,761	$11,505
04/30/21	$12,297	$21,869	$12,457
05/31/21	$12,405	$22,022	$12,569
06/30/21	$12,686	$22,536	$12,858
07/31/21	$13,359	$23,071	$13,542
08/31/21	$13,590	$23,773	$13,779
09/30/21	$12,837	$22,667	$13,018
10/31/21	$13,882	$24,255	$14,083
11/30/21	$13,796	$24,087	$13,999
12/31/21	$15,034	$25,167	$15,260
01/31/22	$14,059	$23,864	$14,275
02/28/22	$13,559	$23,150	$13,771
03/31/22	$14,465	$24,009	$14,694
04/30/22	$13,791	$21,916	$14,012
05/31/22	$12,841	$21,956	$13,046
06/30/22	$11,838	$20,144	$12,034
07/31/22	$12,888	$22,001	$13,105
08/31/22	$12,086	$21,104	$12,291
09/30/22	$10,609	$19,160	$10,786
10/31/22	$11,081	$20,711	$11,270
11/30/22	$11,721	$21,869	$11,923
12/31/22	$11,108	$20,609	$11,299
01/31/23	$12,323	$21,904	$12,539
02/28/23	$11,713	$21,369	$11,922
03/31/23	$11,411	$22,154	$11,612
04/30/23	$11,487	$22,500	$11,692
05/31/23	$11,167	$22,598	$11,370
06/30/23	$11,742	$24,091	$11,951
07/31/23	$12,074	$24,865	$12,293
08/31/23	$11,687	$24,469	$11,901
09/30/23	$10,870	$23,302	$11,067
10/31/23	$10,377	$22,812	$10,566
11/30/23	$11,495	$24,895	$11,703
12/31/23	$12,645	$26,026	$12,876
01/31/24	$12,130	$26,464	$12,356
02/29/24	$12,350	$27,877	$12,587
03/31/24	$12,585	$28,774	$12,826
04/30/24	$11,666	$27,599	$11,887
05/31/24	$12,223	$28,967	$12,463
06/30/24	$12,561	$30,006	$12,805
07/31/24	$13,297	$30,372	$13,554
08/31/24	$14,139	$31,108	$14,417
09/30/24	$14,499	$31,773	$14,787
10/31/24	$14,027	$31,485	$14,309
11/30/24	$14,665	$33,333	$14,963
12/31/24	$13,624	$32,538	$13,910
01/31/25	$13,766	$33,444	$14,056
02/28/25	$14,267	$33,008	$14,570
03/31/25	$13,755	$31,148	$14,049
04/30/25	$13,325	$30,937	$13,611
05/31/25	$13,579	$32,884	$13,875
06/30/25	$13,504	$34,556	$13,798
07/31/25	$13,394	$35,332	$13,687
08/31/25	$14,044	$36,048	$14,359
09/30/25	$14,183	$37,364	$14,504
10/31/25	$13,943	$38,239	$14,263
11/30/25	$14,423	$38,333	$14,760
12/31/25	$14,058	$38,356	$14,391
01/31/26	$14,455	$38,912	$14,801
02/28/26	$15,483	$38,616	$15,860
03/31/26	$14,543	$36,694	$14,901
04/30/26	$15,782	$40,544	$16,173
05/31/26	$15,817	$42,678	$16,215
06/30/26	$16,408	$42,271	$16,834

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
RWR	21.51%	5.28%	5.08%
S&P 500 Index	22.32%	13.41%	15.51%
Dow Jones U.S. Select REIT Capped Index/Dow Jones U.S. Select REIT IndexFootnote Reference(1)Footnote Reference(2)	22.01%	5.54%	5.35%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,833,086,182
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 4,385,967
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,833,086,182 Number of Portfolio Holdings102 Portfolio Turnover Rate8% Total Advisory Fees Paid$4,385,967
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Health Care REITs	21.7%
Retail REITs	18.8%
Specialized REITs	18.1%
Residential REITs	15.8%
Industrial REITs	13.9%
Office REITs	4.1%
Hotel & Resort REITs	3.9%
Diversified REITs	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	10.6%
Prologis, Inc. REIT	9.2%
Simon Property Group, Inc. REIT	4.7%
Equinix, Inc. REIT	4.4%
Realty Income Corp. REIT	4.4%
Digital Realty Trust, Inc. REIT	4.4%
Public Storage REIT	4.4%
Ventas, Inc. REIT	4.1%
Extra Space Storage, Inc. REIT	2.9%
AvalonBay Communities, Inc. REIT	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Dow Jones® REIT ETF to the State Street® SPDR® Dow Jones® REIT ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Dow Jones® REIT ETF to the State Street® SPDR® Dow Jones® REIT ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019026
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Composite Stock Market ETF
Trading Symbol	SPTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets delivered strong returns as resilient economic growth, solid corporate earnings, and accelerating investment in artificial intelligence supported large-, mid-, and small-cap companies. Performance was led by technology, semiconductor, and A.I.-related infrastructure companies, while improving market breadth periodically extended gains beyond the largest mega-cap stocks. Despite intermittent volatility related to geopolitics, inflation, and monetary policy uncertainty, investor sentiment remained constructive and helped drive broad advances across the U.S. equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPTM	S&P 500 Index	S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,394	$10,369	$10,397
08/31/16	$10,419	$10,383	$10,423
09/30/16	$10,434	$10,385	$10,440
10/31/16	$10,212	$10,196	$10,214
11/30/16	$10,669	$10,573	$10,671
12/31/16	$10,874	$10,782	$10,879
01/31/17	$11,080	$10,987	$11,084
02/28/17	$11,489	$11,423	$11,496
03/31/17	$11,496	$11,436	$11,504
04/30/17	$11,617	$11,554	$11,626
05/31/17	$11,735	$11,716	$11,745
06/30/17	$11,837	$11,790	$11,851
07/31/17	$12,059	$12,032	$12,074
08/31/17	$12,083	$12,069	$12,098
09/30/17	$12,371	$12,318	$12,393
10/31/17	$12,645	$12,605	$12,663
11/30/17	$13,042	$12,992	$13,059
12/31/17	$13,174	$13,136	$13,192
01/31/18	$13,848	$13,888	$13,868
02/28/18	$13,342	$13,377	$13,360
03/31/18	$13,079	$13,037	$13,097
04/30/18	$13,149	$13,087	$13,168
05/31/18	$13,525	$13,402	$13,550
06/30/18	$13,600	$13,484	$13,628
07/31/18	$14,042	$13,986	$14,069
08/31/18	$14,534	$14,442	$14,569
09/30/18	$14,561	$14,524	$14,595
10/31/18	$13,498	$13,531	$13,522
11/30/18	$13,766	$13,807	$13,784
12/31/18	$12,481	$12,560	$12,488
01/31/19	$13,588	$13,567	$13,598
02/28/19	$14,077	$14,003	$14,088
03/31/19	$14,279	$14,275	$14,287
04/30/19	$14,858	$14,853	$14,867
05/31/19	$13,895	$13,909	$13,904
06/30/19	$14,885	$14,889	$14,892
07/31/19	$15,103	$15,103	$15,110
08/31/19	$14,789	$14,864	$14,793
09/30/19	$15,049	$15,142	$15,052
10/31/19	$15,375	$15,470	$15,381
11/30/19	$15,959	$16,031	$15,969
12/31/19	$16,420	$16,515	$16,430
01/31/20	$16,383	$16,509	$16,397
02/29/20	$15,013	$15,150	$15,029
03/31/20	$13,034	$13,279	$13,064
04/30/20	$14,715	$14,981	$14,748
05/31/20	$15,434	$15,694	$15,469
06/30/20	$15,742	$16,006	$15,777
07/31/20	$16,614	$16,909	$16,651
08/31/20	$17,762	$18,124	$17,802
09/30/20	$17,090	$17,436	$17,127
10/31/20	$16,701	$16,972	$16,737
11/30/20	$18,591	$18,830	$18,629
12/31/20	$19,353	$19,554	$19,395
01/31/21	$19,223	$19,356	$19,264
02/28/21	$19,825	$19,890	$19,867
03/31/21	$20,692	$20,761	$20,735
04/30/21	$21,766	$21,869	$21,812
05/31/21	$21,920	$22,022	$21,966
06/30/21	$22,374	$22,536	$22,422
07/31/21	$22,850	$23,071	$22,900
08/31/21	$23,524	$23,773	$23,576
09/30/21	$22,452	$22,667	$22,502
10/31/21	$23,987	$24,255	$24,043
11/30/21	$23,781	$24,087	$23,836
12/31/21	$24,855	$25,167	$24,912
01/31/22	$23,535	$23,864	$23,582
02/28/22	$22,909	$23,150	$22,954
03/31/22	$23,707	$24,009	$23,756
04/30/22	$21,673	$21,916	$21,711
05/31/22	$21,728	$21,956	$21,767
06/30/22	$19,909	$20,144	$19,952
07/31/22	$21,765	$22,001	$21,813
08/31/22	$20,889	$21,104	$20,934
09/30/22	$18,965	$19,160	$19,003
10/31/22	$20,551	$20,711	$20,588
11/30/22	$21,699	$21,869	$21,737
12/31/22	$20,449	$20,609	$20,483
01/31/23	$21,784	$21,904	$21,821
02/28/23	$21,268	$21,369	$21,304
03/31/23	$21,908	$22,154	$21,949
04/30/23	$22,198	$22,500	$22,239
05/31/23	$22,235	$22,598	$22,279
06/30/23	$23,744	$24,091	$23,791
07/31/23	$24,532	$24,865	$24,580
08/31/23	$24,113	$24,469	$24,155
09/30/23	$22,955	$23,302	$22,990
10/31/23	$22,410	$22,812	$22,443
11/30/23	$24,444	$24,895	$24,480
12/31/23	$25,659	$26,026	$25,699
01/31/24	$26,003	$26,464	$26,042
02/29/24	$27,386	$27,877	$27,428
03/31/24	$28,300	$28,774	$28,348
04/30/24	$27,102	$27,599	$27,148
05/31/24	$28,435	$28,967	$28,486
06/30/24	$29,330	$30,006	$29,386
07/31/24	$29,829	$30,372	$29,883
08/31/24	$30,481	$31,108	$30,536
09/30/24	$31,103	$31,773	$31,162
10/31/24	$30,811	$31,485	$30,869
11/30/24	$32,708	$33,333	$32,771
12/31/24	$31,789	$32,538	$31,854
01/31/25	$32,692	$33,444	$32,760
02/28/25	$32,175	$33,008	$32,242
03/31/25	$30,363	$31,148	$30,424
04/30/25	$30,103	$30,937	$30,166
05/31/25	$31,975	$32,884	$32,043
06/30/25	$33,563	$34,556	$33,640
07/31/25	$34,293	$35,332	$34,374
08/31/25	$35,053	$36,048	$35,135
09/30/25	$36,246	$37,364	$36,336
10/31/25	$37,010	$38,239	$37,107
11/30/25	$37,154	$38,333	$37,252
12/31/25	$37,174	$38,356	$37,274
01/31/26	$37,792	$38,912	$37,900
02/28/26	$37,628	$38,616	$37,735
03/31/26	$35,748	$36,694	$35,856
04/30/26	$39,438	$40,544	$39,568
05/31/26	$41,406	$42,678	$41,552
06/30/26	$41,180	$42,271	$41,333

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPTM	22.69%	12.98%	15.20%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 IndexFootnote Reference(1)Footnote Reference(2)	22.87%	13.01%	15.25%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 13,582,160,372
Holdings Count | Holding	1,516
Advisory Fees Paid, Amount	$ 3,581,591
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$13,582,160,372 Number of Portfolio Holdings1,516 Portfolio Turnover Rate3% Total Advisory Fees Paid$3,581,591
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	18.0%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Software	7.1%
Banks	3.7%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Financial Services	3.2%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	6.9%
Apple, Inc.	6.1%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 1500® Composite Stock Market ETF to the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective February 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 1500® Composite Stock Market ETF to the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Strategies [Text Block]

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Material Fund Change Risks Change [Text Block]

Effective February 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019039
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 400™ Mid Cap ETF
Trading Symbol	SPMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data which renewed higher-for-longer interest-rate concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPMD	S&P 500 Index	S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,536	$10,369	$10,540
08/31/16	$10,619	$10,383	$10,627
09/30/16	$10,592	$10,385	$10,600
10/31/16	$10,251	$10,196	$10,259
11/30/16	$11,209	$10,573	$11,219
12/31/16	$11,492	$10,782	$11,505
01/31/17	$11,610	$10,987	$11,624
02/28/17	$11,877	$11,423	$11,893
03/31/17	$11,842	$11,436	$11,856
04/30/17	$11,943	$11,554	$11,958
05/31/17	$11,825	$11,716	$11,840
06/30/17	$12,065	$11,790	$12,081
07/31/17	$12,174	$12,032	$12,191
08/31/17	$11,949	$12,069	$11,965
09/30/17	$12,552	$12,318	$12,572
10/31/17	$12,785	$12,605	$12,805
11/30/17	$13,250	$12,992	$13,269
12/31/17	$13,246	$13,136	$13,268
01/31/18	$13,613	$13,888	$13,636
02/28/18	$13,034	$13,377	$13,055
03/31/18	$13,200	$13,037	$13,220
04/30/18	$13,216	$13,087	$13,238
05/31/18	$13,853	$13,402	$13,878
06/30/18	$13,942	$13,484	$13,968
07/31/18	$14,245	$13,986	$14,275
08/31/18	$14,774	$14,442	$14,806
09/30/18	$14,514	$14,524	$14,545
10/31/18	$13,089	$13,531	$13,113
11/30/18	$13,431	$13,807	$13,456
12/31/18	$11,883	$12,560	$11,902
01/31/19	$13,130	$13,567	$13,153
02/28/19	$13,690	$14,003	$13,716
03/31/19	$13,494	$14,275	$13,520
04/30/19	$14,030	$14,853	$14,057
05/31/19	$12,882	$13,909	$12,905
06/30/19	$13,858	$14,889	$13,883
07/31/19	$14,020	$15,103	$14,046
08/31/19	$13,418	$14,864	$13,444
09/30/19	$13,842	$15,142	$13,867
10/31/19	$14,032	$15,470	$14,058
11/30/19	$14,453	$16,031	$14,480
12/31/19	$14,866	$16,515	$14,894
01/31/20	$14,470	$16,509	$14,499
02/29/20	$13,099	$15,150	$13,123
03/31/20	$10,443	$13,279	$10,466
04/30/20	$11,920	$14,981	$11,950
05/31/20	$12,791	$15,694	$12,825
06/30/20	$12,952	$16,006	$12,986
07/31/20	$13,544	$16,909	$13,585
08/31/20	$14,020	$18,124	$14,062
09/30/20	$13,565	$17,436	$13,605
10/31/20	$13,859	$16,972	$13,901
11/30/20	$15,835	$18,830	$15,885
12/31/20	$16,863	$19,554	$16,922
01/31/21	$17,116	$19,356	$17,176
02/28/21	$18,279	$19,890	$18,344
03/31/21	$19,132	$20,761	$19,201
04/30/21	$19,992	$21,869	$20,065
05/31/21	$20,031	$22,022	$20,105
06/30/21	$19,824	$22,536	$19,899
07/31/21	$19,892	$23,071	$19,968
08/31/21	$20,278	$23,773	$20,357
09/30/21	$19,472	$22,667	$19,548
10/31/21	$20,616	$24,255	$20,699
11/30/21	$20,010	$24,087	$20,091
12/31/21	$21,025	$25,167	$21,111
01/31/22	$19,511	$23,864	$19,589
02/28/22	$19,727	$23,150	$19,807
03/31/22	$19,998	$24,009	$20,082
04/30/22	$18,578	$21,916	$18,654
05/31/22	$18,715	$21,956	$18,794
06/30/22	$16,916	$20,144	$16,986
07/31/22	$18,749	$22,001	$18,829
08/31/22	$18,168	$21,104	$18,245
09/30/22	$16,503	$19,160	$16,567
10/31/22	$18,235	$20,711	$18,310
11/30/22	$19,349	$21,869	$19,430
12/31/22	$18,279	$20,609	$18,354
01/31/23	$19,963	$21,904	$20,048
02/28/23	$19,602	$21,369	$19,684
03/31/23	$18,974	$22,154	$19,053
04/30/23	$18,826	$22,500	$18,903
05/31/23	$18,225	$22,598	$18,300
06/30/23	$19,893	$24,091	$19,977
07/31/23	$20,712	$24,865	$20,801
08/31/23	$20,113	$24,469	$20,200
09/30/23	$19,059	$23,302	$19,138
10/31/23	$18,043	$22,812	$18,116
11/30/23	$19,577	$24,895	$19,657
12/31/23	$21,280	$26,026	$21,371
01/31/24	$20,914	$26,464	$21,005
02/29/24	$22,152	$27,877	$22,253
03/31/24	$23,387	$28,774	$23,498
04/30/24	$21,981	$27,599	$22,084
05/31/24	$22,945	$28,967	$23,053
06/30/24	$22,583	$30,006	$22,688
07/31/24	$23,892	$30,372	$24,006
08/31/24	$23,872	$31,108	$23,987
09/30/24	$24,148	$31,773	$24,264
10/31/24	$23,977	$31,485	$24,093
11/30/24	$26,087	$33,333	$26,215
12/31/24	$24,230	$32,538	$24,348
01/31/25	$25,161	$33,444	$25,285
02/28/25	$24,068	$33,008	$24,186
03/31/25	$22,751	$31,148	$22,862
04/30/25	$22,241	$30,937	$22,347
05/31/25	$23,441	$32,884	$23,554
06/30/25	$24,278	$34,556	$24,397
07/31/25	$24,671	$35,332	$24,792
08/31/25	$25,507	$36,048	$25,633
09/30/25	$25,624	$37,364	$25,750
10/31/25	$25,504	$38,239	$25,630
11/30/25	$26,026	$38,333	$26,155
12/31/25	$26,043	$38,356	$26,174
01/31/26	$27,097	$38,912	$27,234
02/28/26	$28,213	$38,616	$28,356
03/31/26	$26,691	$36,694	$26,829
04/30/26	$28,789	$40,544	$28,938
05/31/26	$29,495	$42,678	$29,648
06/30/26	$30,551	$42,271	$30,712

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPMD	25.83%	9.03%	11.82%
S&P 500 Index	22.32%	13.41%	15.51%
S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness IndexFootnote Reference(1)Footnote Reference(2)	25.89%	9.07%	11.87%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 18,399,765,989
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 4,626,213
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$18,399,765,989 Number of Portfolio Holdings404 Portfolio Turnover Rate17% Total Advisory Fees Paid$4,626,213
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Machinery	5.7%
Aerospace & Defense	4.6%
Electronic Equipment, Instruments & Components	4.1%
Insurance	3.5%
Construction & Engineering	3.2%
Oil, Gas & Consumable Fuels	3.2%
Biotechnology	3.1%
Specialty Retail	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Twilio, Inc., Class A	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 400™ Mid Cap ETF to the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 400™ Mid Cap ETF to the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019036
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	SPYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® ETF	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities delivered strong returns over the 12 months ending June 2026 despite elevated interest rates, policy uncertainty, and periodic growth concerns. Investor sentiment improved as inflation moderated and corporate earnings remained resilient, supporting a sustained advance in risk assets. Large-cap stocks led market performance, driven by continued enthusiasm for artificial intelligence and companies demonstrating durable earnings growth.

For this fund, performance reflected broad exposure to the strength of the U.S. large-cap market. Returns were driven by solid earnings growth, healthy corporate balance sheets, and strong performance from market-leading companies across technology, communication services, and other key sectors. While market leadership was concentrated at times, broader participation improved as confidence in the economic outlook increased.

Overall, resilient corporate fundamentals and improving investor confidence supported a constructive environment for S&P 500 investors. The index continued to benefit from exposure to many of the market's largest and most innovative companies, providing investors with participation in the strong performance of the U.S. equity market over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPYM	S&P 500 Index	S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,380	$10,369	$10,381
08/31/16	$10,396	$10,383	$10,395
09/30/16	$10,402	$10,385	$10,403
10/31/16	$10,200	$10,196	$10,200
11/30/16	$10,602	$10,573	$10,602
12/31/16	$10,799	$10,782	$10,801
01/31/17	$11,015	$10,987	$11,019
02/28/17	$11,440	$11,423	$11,445
03/31/17	$11,447	$11,436	$11,452
04/30/17	$11,566	$11,554	$11,573
05/31/17	$11,713	$11,716	$11,721
06/30/17	$11,794	$11,790	$11,803
07/31/17	$12,028	$12,032	$12,037
08/31/17	$12,063	$12,069	$12,074
09/30/17	$12,319	$12,318	$12,331
10/31/17	$12,600	$12,605	$12,614
11/30/17	$12,988	$12,992	$13,005
12/31/17	$13,133	$13,136	$13,149
01/31/18	$13,841	$13,888	$13,859
02/28/18	$13,341	$13,377	$13,359
03/31/18	$13,035	$13,037	$13,053
04/30/18	$13,102	$13,087	$13,120
05/31/18	$13,435	$13,402	$13,455
06/30/18	$13,505	$13,484	$13,523
07/31/18	$13,969	$13,986	$13,990
08/31/18	$14,451	$14,442	$14,474
09/30/18	$14,516	$14,524	$14,539
10/31/18	$13,498	$13,531	$13,519
11/30/18	$13,767	$13,807	$13,788
12/31/18	$12,514	$12,560	$12,528
01/31/19	$13,583	$13,567	$13,602
02/28/19	$14,055	$14,003	$14,076
03/31/19	$14,304	$14,275	$14,324
04/30/19	$14,893	$14,853	$14,916
05/31/19	$13,950	$13,909	$13,972
06/30/19	$14,943	$14,889	$14,964
07/31/19	$15,169	$15,103	$15,192
08/31/19	$14,892	$14,864	$14,913
09/30/19	$15,149	$15,142	$15,172
10/31/19	$15,477	$15,470	$15,503
11/30/19	$16,066	$16,031	$16,094
12/31/19	$16,526	$16,515	$16,556
01/31/20	$16,541	$16,509	$16,573
02/29/20	$15,179	$15,150	$15,209
03/31/20	$13,297	$13,279	$13,330
04/30/20	$15,000	$14,981	$15,039
05/31/20	$15,715	$15,694	$15,755
06/30/20	$16,028	$16,006	$16,069
07/31/20	$16,931	$16,909	$16,975
08/31/20	$18,147	$18,124	$18,195
09/30/20	$17,459	$17,436	$17,504
10/31/20	$16,995	$16,972	$17,038
11/30/20	$18,857	$18,830	$18,903
12/31/20	$19,580	$19,554	$19,630
01/31/21	$19,383	$19,356	$19,432
02/28/21	$19,920	$19,890	$19,968
03/31/21	$20,793	$20,761	$20,842
04/30/21	$21,902	$21,869	$21,955
05/31/21	$22,054	$22,022	$22,108
06/30/21	$22,566	$22,536	$22,624
07/31/21	$23,101	$23,071	$23,161
08/31/21	$23,803	$23,773	$23,866
09/30/21	$22,695	$22,667	$22,756
10/31/21	$24,284	$24,255	$24,350
11/30/21	$24,114	$24,087	$24,181
12/31/21	$25,193	$25,167	$25,265
01/31/22	$23,891	$23,864	$23,958
02/28/22	$23,176	$23,150	$23,240
03/31/22	$24,033	$24,009	$24,103
04/30/22	$21,939	$21,916	$22,001
05/31/22	$21,979	$21,956	$22,042
06/30/22	$20,159	$20,144	$20,222
07/31/22	$22,017	$22,001	$22,087
08/31/22	$21,119	$21,104	$21,186
09/30/22	$19,176	$19,160	$19,235
10/31/22	$20,729	$20,711	$20,792
11/30/22	$21,887	$21,869	$21,954
12/31/22	$20,626	$20,609	$20,689
01/31/23	$21,921	$21,904	$21,989
02/28/23	$21,387	$21,369	$21,453
03/31/23	$22,171	$22,154	$22,240
04/30/23	$22,516	$22,500	$22,587
05/31/23	$22,613	$22,598	$22,686
06/30/23	$24,106	$24,091	$24,185
07/31/23	$24,880	$24,865	$24,962
08/31/23	$24,486	$24,469	$24,564
09/30/23	$23,322	$23,302	$23,393
10/31/23	$22,832	$22,812	$22,901
11/30/23	$24,913	$24,895	$24,993
12/31/23	$26,043	$26,026	$26,128
01/31/24	$26,480	$26,464	$26,567
02/29/24	$27,891	$27,877	$27,986
03/31/24	$28,785	$28,774	$28,886
04/30/24	$27,611	$27,599	$27,706
05/31/24	$28,977	$28,967	$29,080
06/30/24	$30,014	$30,006	$30,123
07/31/24	$30,379	$30,372	$30,490
08/31/24	$31,115	$31,108	$31,230
09/30/24	$31,778	$31,773	$31,897
10/31/24	$31,490	$31,485	$31,607
11/30/24	$33,337	$33,333	$33,463
12/31/24	$32,545	$32,538	$32,665
01/31/25	$33,450	$33,444	$33,575
02/28/25	$33,014	$33,008	$33,137
03/31/25	$31,154	$31,148	$31,270
04/30/25	$30,942	$30,937	$31,058
05/31/25	$32,889	$32,884	$33,012
06/30/25	$34,560	$34,556	$34,691
07/31/25	$35,335	$35,332	$35,470
08/31/25	$36,051	$36,048	$36,189
09/30/25	$37,365	$37,364	$37,510
10/31/25	$38,238	$38,239	$38,388
11/30/25	$38,331	$38,333	$38,482
12/31/25	$38,354	$38,356	$38,506
01/31/26	$38,910	$38,912	$39,064
02/28/26	$38,613	$38,616	$38,767
03/31/26	$36,689	$36,694	$36,837
04/30/26	$40,538	$40,544	$40,702
05/31/26	$42,670	$42,678	$42,844
06/30/26	$42,261	$42,271	$42,436

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPYM	22.28%	13.37%	15.50%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Index/SSGA Large Cap Index/Russell 1000 IndexFootnote Reference(1)Footnote Reference(2)	22.32%	13.41%	15.55%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 155,190,275,557
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 21,146,600
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$155,190,275,557 Number of Portfolio Holdings509 Portfolio Turnover Rate3% Total Advisory Fees Paid$21,146,600
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	7.8%
Software	7.5%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.4%
Financial Services	3.3%
Capital Markets	3.0%
Oil, Gas & Consumable Fuels	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® ETF to the State Street® SPDR® Portfolio S&P 500® ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective February 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® ETF to the State Street® SPDR® Portfolio S&P 500® ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Strategies [Text Block]

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Material Fund Change Risks Change [Text Block]

Effective February 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000128125
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 600™ Small Cap ETF
Trading Symbol	SPSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 600™ Small Cap ETF	$4	0.03%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The S&P SmallCap 600 Index gained 37.5% on a total return basis during the twelve months ended June 30, 2026. Small-cap equities began the fiscal year with a strong advance as improving economic growth expectations and increased confidence in the U.S. economy supported domestically oriented companies. Investors remained constructive through the end of 2025, although returns moderated as market participants assessed interest-rate expectations, corporate earnings trends, and valuations. The first quarter of 2026 was marked by elevated volatility and shifting expectations around growth and monetary policy, yet the Index continued to generate positive returns. Performance accelerated significantly in the second quarter of 2026 as investor risk appetite strengthened and expectations for improving financial conditions and economic growth fueled a broad-based rally across small-cap stocks. The second quarter accounted for more than half of the Index's trailing twelve-month return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPSM	S&P 500 Index	S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,597	$10,369	$10,597
08/31/16	$10,786	$10,383	$10,784
09/30/16	$10,906	$10,385	$10,905
10/31/16	$10,393	$10,196	$10,386
11/30/16	$11,547	$10,573	$11,544
12/31/16	$11,868	$10,782	$11,868
01/31/17	$11,917	$10,987	$11,915
02/28/17	$12,146	$11,423	$12,145
03/31/17	$12,166	$11,436	$12,160
04/30/17	$12,302	$11,554	$12,294
05/31/17	$12,051	$11,716	$12,044
06/30/17	$12,459	$11,790	$12,460
07/31/17	$12,561	$12,032	$12,553
08/31/17	$12,399	$12,069	$12,393
09/30/17	$13,175	$12,318	$13,166
10/31/17	$13,294	$12,605	$13,279
11/30/17	$13,675	$12,992	$13,667
12/31/17	$13,693	$13,136	$13,695
01/31/18	$14,037	$13,888	$14,032
02/28/18	$13,449	$13,377	$13,448
03/31/18	$13,614	$13,037	$13,608
04/30/18	$13,742	$13,087	$13,726
05/31/18	$14,569	$13,402	$14,565
06/30/18	$14,736	$13,484	$14,738
07/31/18	$14,931	$13,986	$14,931
08/31/18	$15,581	$14,442	$15,588
09/30/18	$15,233	$14,524	$15,241
10/31/18	$13,634	$13,531	$13,641
11/30/18	$13,839	$13,807	$13,831
12/31/18	$12,174	$12,560	$12,172
01/31/19	$13,633	$13,567	$13,636
02/28/19	$14,280	$14,003	$14,281
03/31/19	$14,004	$14,275	$14,011
04/30/19	$14,475	$14,853	$14,480
05/31/19	$13,308	$13,909	$13,324
06/30/19	$14,258	$14,889	$14,272
07/31/19	$14,385	$15,103	$14,396
08/31/19	$13,705	$14,864	$13,706
09/30/19	$14,009	$15,142	$14,001
10/31/19	$14,336	$15,470	$14,328
11/30/19	$14,886	$16,031	$14,888
12/31/19	$15,323	$16,515	$15,339
01/31/20	$14,699	$16,509	$14,727
02/29/20	$13,288	$15,150	$13,312
03/31/20	$10,306	$13,279	$10,331
04/30/20	$11,618	$14,981	$11,643
05/31/20	$12,118	$15,694	$12,144
06/30/20	$12,579	$16,006	$12,598
07/31/20	$13,095	$16,909	$13,116
08/31/20	$13,619	$18,124	$13,639
09/30/20	$12,980	$17,436	$12,998
10/31/20	$13,315	$16,972	$13,333
11/30/20	$15,734	$18,830	$15,756
12/31/20	$17,041	$19,554	$17,067
01/31/21	$18,113	$19,356	$18,140
02/28/21	$19,498	$19,890	$19,529
03/31/21	$20,150	$20,761	$20,180
04/30/21	$20,560	$21,869	$20,591
05/31/21	$20,986	$22,022	$21,018
06/30/21	$21,053	$22,536	$21,089
07/31/21	$20,550	$23,071	$20,586
08/31/21	$20,962	$23,773	$21,000
09/30/21	$20,451	$22,667	$20,490
10/31/21	$21,150	$24,255	$21,192
11/30/21	$20,667	$24,087	$20,707
12/31/21	$21,597	$25,167	$21,645
01/31/22	$20,028	$23,864	$20,072
02/28/22	$20,308	$23,150	$20,353
03/31/22	$20,384	$24,009	$20,428
04/30/22	$18,793	$21,916	$18,833
05/31/22	$19,141	$21,956	$19,184
06/30/22	$17,502	$20,144	$17,544
07/31/22	$19,254	$22,001	$19,301
08/31/22	$18,410	$21,104	$18,455
09/30/22	$16,594	$19,160	$16,631
10/31/22	$18,644	$20,711	$18,688
11/30/22	$19,415	$21,869	$19,467
12/31/22	$18,117	$20,609	$18,160
01/31/23	$19,837	$21,904	$19,884
02/28/23	$19,593	$21,369	$19,640
03/31/23	$18,583	$22,154	$18,627
04/30/23	$18,068	$22,500	$18,109
05/31/23	$17,751	$22,598	$17,791
06/30/23	$19,208	$24,091	$19,256
07/31/23	$20,266	$24,865	$20,317
08/31/23	$19,428	$24,469	$19,476
09/30/23	$18,264	$23,302	$18,307
10/31/23	$17,217	$22,812	$17,257
11/30/23	$18,640	$24,895	$18,685
12/31/23	$21,020	$26,026	$21,075
01/31/24	$20,191	$26,464	$20,244
02/29/24	$20,861	$27,877	$20,916
03/31/24	$21,535	$28,774	$21,594
04/30/24	$20,327	$27,599	$20,382
05/31/24	$21,352	$28,967	$21,410
06/30/24	$20,867	$30,006	$20,923
07/31/24	$23,118	$30,372	$23,181
08/31/24	$22,785	$31,108	$22,848
09/30/24	$22,980	$31,773	$23,042
10/31/24	$22,375	$31,485	$22,434
11/30/24	$24,819	$33,333	$24,888
12/31/24	$22,843	$32,538	$22,908
01/31/25	$23,509	$33,444	$23,575
02/28/25	$22,167	$33,008	$22,229
03/31/25	$20,805	$31,148	$20,863
04/30/25	$19,935	$30,937	$19,990
05/31/25	$20,977	$32,884	$21,035
06/30/25	$21,824	$34,556	$21,886
07/31/25	$22,026	$35,332	$22,088
08/31/25	$23,580	$36,048	$23,649
09/30/25	$23,812	$37,364	$23,880
10/31/25	$23,605	$38,239	$23,671
11/30/25	$24,230	$38,333	$24,299
12/31/25	$24,215	$38,356	$24,286
01/31/26	$25,571	$38,912	$25,648
02/28/26	$26,126	$38,616	$26,206
03/31/26	$25,069	$36,694	$25,140
04/30/26	$27,676	$40,544	$27,756
05/31/26	$27,966	$42,678	$28,046
06/30/26	$30,001	$42,271	$30,092

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPSM	37.47%	7.34%	11.61%
S&P 500 Index	22.32%	13.41%	15.51%
S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 IndexFootnote Reference(1)Footnote Reference(2)	37.50%	7.37%	11.65%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 16,918,900,594
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 4,091,231
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$16,918,900,594 Number of Portfolio Holdings611 Portfolio Turnover Rate30% Total Advisory Fees Paid$4,091,231
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	8.8%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	4.4%
Biotechnology	3.4%
Electronic Equipment, Instruments & Components	3.3%
Health Care Providers & Services	3.3%
Software	3.2%
Capital Markets	3.1%
Chemicals	3.0%
Specialty Retail	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
FormFactor, Inc.	0.7%
Viasat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services, Inc.	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 600™ Small Cap ETF to the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 600™ Small Cap ETF to the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000244514
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P Sector Neutral Dividend ETF
Trading Symbol	SPDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Dividend-oriented strategies produced solid returns over the past year, benefiting from resilient corporate earnings, declining interest rates through late 2025, and continued investor demand for income-generating equities. Financials, industrials, and select technology companies contributed positively as market leadership broadened beyond the largest growth stocks. Dividend payers also demonstrated their defensive characteristics during the more volatile first quarter of 2026, when geopolitical tensions and higher energy prices weighed on broader equity markets. However, dividend strategies generally lagged growth-focused benchmarks during the powerful A.I.-driven rally in the second quarter of 2026, when technology and momentum factors led returns while more defensive and income-oriented sectors underperformed. Despite this headwind, dividend strategies continued to provide an attractive combination of income, quality, and downside resilience, supporting competitive total returns over the trailing 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPDG	S&P 500 Index	S&P Sector-Neutral High Yield Dividend Aristocrats Index
09/12/23	$10,000	$10,000	$10,000
09/30/23	$9,660	$9,563	$9,658
10/31/23	$9,380	$9,362	$9,375
11/30/23	$10,114	$10,217	$10,110
12/31/23	$10,801	$10,681	$10,801
01/31/24	$10,943	$10,860	$10,944
02/29/24	$11,173	$11,440	$11,176
03/31/24	$11,654	$11,808	$11,661
04/30/24	$11,131	$11,326	$11,137
05/31/24	$11,444	$11,888	$11,452
06/30/24	$11,710	$12,314	$11,722
07/31/24	$12,257	$12,464	$12,273
08/31/24	$12,579	$12,767	$12,596
09/30/24	$12,980	$13,039	$13,001
10/31/24	$12,791	$12,921	$12,810
11/30/24	$13,325	$13,679	$13,348
12/31/24	$12,981	$13,353	$13,005
01/31/25	$13,413	$13,725	$13,440
02/28/25	$13,586	$13,546	$13,613
03/31/25	$13,128	$12,783	$13,154
04/30/25	$12,561	$12,696	$12,587
05/31/25	$13,019	$13,495	$13,049
06/30/25	$13,587	$14,182	$13,622
07/31/25	$13,410	$14,500	$13,444
08/31/25	$14,028	$14,794	$14,065
09/30/25	$14,177	$15,334	$14,216
10/31/25	$14,080	$15,693	$14,120
11/30/25	$14,370	$15,731	$14,411
12/31/25	$14,497	$15,741	$14,540
01/31/26	$15,387	$15,969	$15,435
02/28/26	$15,732	$15,848	$15,784
03/31/26	$14,927	$15,059	$14,976
04/30/26	$15,997	$16,639	$16,054
05/31/26	$16,780	$17,514	$16,842
06/30/26	$16,695	$17,348	$16,764

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception 09/12/23
SPDG	22.88%	20.04%
S&P 500 Index	22.32%	21.74%
S&P Sector-Neutral High Yield Dividend Aristocrats Index	23.07%	20.26%

Performance Inception Date	Sep. 12, 2023
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 12,503,909
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 5,676
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$12,503,909 Number of Portfolio Holdings279 Portfolio Turnover Rate31% Total Advisory Fees Paid$5,676
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	13.4%
Communications Equipment	9.0%
Banks	8.7%
Diversified Telecommunication Services	7.5%
IT Services	6.6%
Specialty Retail	4.9%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.6%
Oil, Gas & Consumable Fuels	3.6%
Hotels, Restaurants & Leisure	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Cisco Systems, Inc.	7.7%
Verizon Communications, Inc.	5.2%
International Business Machines Corp.	4.8%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	3.6%
Home Depot, Inc.	3.4%
Analog Devices, Inc.	3.2%
Corning, Inc.	3.1%
Comcast Corp., Class A	2.3%
Johnson & Johnson	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P Sector Neutral Dividend ETF to the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P Sector Neutral Dividend ETF to the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000220766
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ESG ETF
Trading Symbol	EFIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P 500® ESG ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 500® ESG ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

US equities delivered strong gains over the 12 months ended June 30, 2026, despite periods of heightened volatility. The S&P 500 rose 8.1% in Q3 2025, 2.7% in Q4 2025, declined 4.3% in Q1 2026 amid geopolitical turmoil, and then rebounded sharply with a 15.2% gain in Q2 2026, ending the period near record highs. The dominant driver throughout the year was continued enthusiasm around artificial intelligence. Corporate earnings remained resilient, with S&P 500 earnings growth strengthening from roughly 8% in late 2025 to more than 23% by Q2 2026. In Q1 2026, escalating Middle East conflict lifted oil prices and inflation concerns, causing a rotation toward energy and defensive sectors while pressuring growth stocks. By Q2 2026, easing geopolitical tensions, a sharp decline in oil prices, moderating wage growth, and renewed A.I. optimism fueled a powerful equity rally. The Fund outperformed S&P 500 by over 4% mainly due to it ESG positioning being overweight Communication Services and underweight Utilities. The strongest positive contributors to the Fund's performance were Alphabet, NVIDIA, and Micron Technology. The weakest contributors were Microsoft, Meta, and ServiceNow.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	EFIV	S&P 500 Index	S&P 500 Scored & Screened Index
07/28/20	$10,000	$10,000	$10,000
07/31/20	$10,120	$10,101	$10,120
08/31/20	$10,918	$10,827	$10,920
09/30/20	$10,452	$10,415	$10,451
10/31/20	$10,166	$10,138	$10,165
11/30/20	$11,229	$11,248	$11,233
12/31/20	$11,608	$11,681	$11,614
01/31/21	$11,521	$11,563	$11,527
02/28/21	$11,778	$11,882	$11,787
03/31/21	$12,318	$12,402	$12,328
04/30/21	$13,032	$13,064	$13,045
05/31/21	$13,084	$13,155	$13,098
06/30/21	$13,447	$13,462	$13,465
07/31/21	$13,773	$13,782	$13,794
08/31/21	$14,202	$14,201	$14,225
09/30/21	$13,535	$13,541	$13,558
10/31/21	$14,661	$14,489	$14,688
11/30/21	$14,680	$14,389	$14,709
12/31/21	$15,274	$15,034	$15,306
01/31/22	$14,526	$14,256	$14,556
02/28/22	$14,143	$13,829	$14,173
03/31/22	$14,675	$14,342	$14,710
04/30/22	$13,333	$13,092	$13,363
05/31/22	$13,383	$13,116	$13,414
06/30/22	$12,307	$12,033	$12,338
07/31/22	$13,409	$13,143	$13,446
08/31/22	$12,838	$12,607	$12,873
09/30/22	$11,607	$11,446	$11,638
10/31/22	$12,635	$12,372	$12,670
11/30/22	$13,347	$13,064	$13,387
12/31/22	$12,563	$12,311	$12,601
01/31/23	$13,379	$13,084	$13,421
02/28/23	$13,003	$12,765	$13,044
03/31/23	$13,574	$13,234	$13,620
04/30/23	$13,839	$13,440	$13,887
05/31/23	$13,972	$13,499	$14,022
06/30/23	$14,873	$14,391	$14,928
07/31/23	$15,393	$14,853	$15,451
08/31/23	$15,148	$14,617	$15,206
09/30/23	$14,388	$13,920	$14,442
10/31/23	$14,127	$13,627	$14,181
11/30/23	$15,408	$14,872	$15,469
12/31/23	$16,062	$15,547	$16,128
01/31/24	$16,307	$15,808	$16,375
02/29/24	$17,124	$16,653	$17,198
03/31/24	$17,691	$17,188	$17,771
04/30/24	$17,043	$16,486	$17,121
05/31/24	$17,966	$17,304	$18,051
06/30/24	$18,585	$17,925	$18,674
07/31/24	$18,796	$18,143	$18,887
08/31/24	$19,212	$18,583	$19,307
09/30/24	$19,579	$18,980	$19,678
10/31/24	$19,366	$18,808	$19,466
11/30/24	$20,493	$19,912	$20,601
12/31/24	$19,895	$19,437	$20,002
01/31/25	$20,223	$19,978	$20,334
02/28/25	$20,011	$19,718	$20,121
03/31/25	$18,890	$18,607	$18,996
04/30/25	$18,603	$18,480	$18,709
05/31/25	$19,661	$19,644	$19,776
06/30/25	$20,751	$20,643	$20,876
07/31/25	$21,304	$21,106	$21,434
08/31/25	$21,812	$21,534	$21,947
09/30/25	$22,597	$22,320	$22,740
10/31/25	$23,220	$22,842	$23,369
11/30/25	$23,392	$22,898	$23,545
12/31/25	$23,573	$22,912	$23,729
01/31/26	$23,998	$23,245	$24,160
02/28/26	$23,785	$23,068	$23,947
03/31/26	$22,551	$21,919	$22,705
04/30/26	$24,857	$24,219	$25,032
05/31/26	$25,930	$25,494	$26,116
06/30/26	$26,134	$25,251	$26,323

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 07/28/20
EFIV	25.94%	14.21%	17.60%
S&P 500 Index	22.32%	13.41%	16.92%
S&P 500 Scored & Screened IndexFootnote Reference(1)	26.09%	14.35%	17.74%

Performance Inception Date	Jul. 28, 2020
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,094,280,862
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,091,328
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,094,280,862 Number of Portfolio Holdings330 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,091,328
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	22.8%
Interactive Media & Services	9.4%
Software	9.3%
Capital Markets	4.1%
Pharmaceuticals	3.9%
Banks	3.1%
Financial Services	2.9%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Health Care Providers & Services	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	12.1%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	5.2%
Alphabet, Inc., Class C	4.2%
Micron Technology, Inc.	3.3%
Eli Lilly & Co.	2.4%
Intel Corp.	1.7%
Applied Materials, Inc.	1.4%
Visa, Inc., Class A	1.4%
Lam Research Corp.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 500® ESG ETF to the State Street® SPDR® S&P 500® ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 500® ESG ETF to the State Street® SPDR® S&P 500® ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000027707
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Homebuilders ETF
Trading Symbol	XHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Homebuilders ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Homebuilders ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Homebuilder stocks experienced a volatile year and benefitted from lower interest rates and resilient housing demand in late 2025 before facing significant headwinds in 2026. Over the first half of the Reporting Period, the industry was supported by the U.S. Federal Reserve rate cuts, moderating inflation, resilient consumer spending, and stable new home sales. Conditions deteriorated in early 2026 after the Middle East conflict drove oil prices higher and renewed inflation concerns. Rising energy costs lifted construction and transportation expenses, while expectations for higher mortgage rates pressured housing affordability and demand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XHB	S&P 500 Index	S&P Homebuilders Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,753	$10,369	$10,757
08/31/16	$10,773	$10,383	$10,781
09/30/16	$10,129	$10,385	$10,138
10/31/16	$9,439	$10,196	$9,449
11/30/16	$10,097	$10,573	$10,113
12/31/16	$10,125	$10,782	$10,143
01/31/17	$10,325	$10,987	$10,347
02/28/17	$10,770	$11,423	$10,796
03/31/17	$11,153	$11,436	$11,183
04/30/17	$11,330	$11,554	$11,364
05/31/17	$11,228	$11,716	$11,265
06/30/17	$11,565	$11,790	$11,606
07/31/17	$11,511	$12,032	$11,555
08/31/17	$11,466	$12,069	$11,514
09/30/17	$11,978	$12,318	$12,032
10/31/17	$12,437	$12,605	$12,498
11/30/17	$13,180	$12,992	$13,248
12/31/17	$13,330	$13,136	$13,405
01/31/18	$13,490	$13,888	$13,570
02/28/18	$12,218	$13,377	$12,291
03/31/18	$12,277	$13,037	$12,355
04/30/18	$11,770	$13,087	$11,846
05/31/18	$11,854	$13,402	$11,934
06/30/18	$11,975	$13,484	$12,043
07/31/18	$11,997	$13,986	$12,068
08/31/18	$12,118	$14,442	$12,193
09/30/18	$11,654	$14,524	$11,728
10/31/18	$10,304	$13,531	$10,367
11/30/18	$10,779	$13,807	$10,850
12/31/18	$9,910	$12,560	$9,977
01/31/19	$11,171	$13,567	$11,253
02/28/19	$11,696	$14,003	$11,785
03/31/19	$11,782	$14,275	$11,876
04/30/19	$12,431	$14,853	$12,534
05/31/19	$11,725	$13,909	$11,824
06/30/19	$12,764	$14,889	$12,876
07/31/19	$12,746	$15,103	$12,861
08/31/19	$12,877	$14,864	$12,997
09/30/19	$13,528	$15,142	$13,659
10/31/19	$13,985	$15,470	$14,126
11/30/19	$14,084	$16,031	$14,230
12/31/19	$14,017	$16,515	$14,166
01/31/20	$14,448	$16,509	$14,606
02/29/20	$13,105	$15,150	$13,250
03/31/20	$9,187	$13,279	$9,256
04/30/20	$11,130	$14,981	$11,221
05/31/20	$12,999	$15,694	$13,113
06/30/20	$13,592	$16,006	$13,715
07/31/20	$15,353	$16,909	$15,499
08/31/20	$16,323	$18,124	$16,485
09/30/20	$16,704	$17,436	$16,874
10/31/20	$16,119	$16,972	$16,287
11/30/20	$17,735	$18,830	$17,928
12/31/20	$17,903	$19,554	$18,104
01/31/21	$18,739	$19,356	$18,956
02/28/21	$19,274	$19,890	$19,504
03/31/21	$21,884	$20,761	$22,156
04/30/21	$23,457	$21,869	$23,757
05/31/21	$23,323	$22,022	$23,629
06/30/21	$22,817	$22,536	$23,121
07/31/21	$23,493	$23,071	$23,814
08/31/21	$24,340	$23,773	$24,680
09/30/21	$22,391	$22,667	$22,708
10/31/21	$24,215	$24,255	$24,566
11/30/21	$25,052	$24,087	$25,424
12/31/21	$26,790	$25,167	$27,198
01/31/22	$23,252	$23,864	$23,612
02/28/22	$21,884	$23,150	$22,228
03/31/22	$19,802	$24,009	$20,116
04/30/22	$19,199	$21,916	$19,508
05/31/22	$19,547	$21,956	$19,867
06/30/22	$17,174	$20,144	$17,460
07/31/22	$20,095	$22,001	$20,438
08/31/22	$18,766	$21,104	$19,092
09/30/22	$17,227	$19,160	$17,528
10/31/22	$18,355	$20,711	$18,683
11/30/22	$19,610	$21,869	$19,969
12/31/22	$19,048	$20,609	$19,400
01/31/23	$21,936	$21,904	$22,352
02/28/23	$21,322	$21,369	$21,732
03/31/23	$21,455	$22,154	$21,873
04/30/23	$22,456	$22,500	$22,902
05/31/23	$21,816	$22,598	$22,255
06/30/23	$25,485	$24,091	$26,009
07/31/23	$26,830	$24,865	$27,391
08/31/23	$26,364	$24,469	$26,922
09/30/23	$24,355	$23,302	$24,874
10/31/23	$22,782	$22,812	$23,272
11/30/23	$26,401	$24,895	$26,979
12/31/23	$30,490	$26,026	$31,173
01/31/24	$29,905	$26,464	$30,583
02/29/24	$32,884	$27,877	$33,641
03/31/24	$35,637	$28,774	$36,473
04/30/24	$32,771	$27,599	$33,548
05/31/24	$33,611	$28,967	$34,419
06/30/24	$32,340	$30,006	$33,126
07/31/24	$37,789	$30,372	$38,721
08/31/24	$37,529	$31,108	$38,465
09/30/24	$39,873	$31,773	$40,880
10/31/24	$36,565	$31,485	$37,499
11/30/24	$39,295	$33,333	$40,312
12/31/24	$33,514	$32,538	$34,388
01/31/25	$34,778	$33,444	$35,689
02/28/25	$32,521	$33,008	$33,386
03/31/25	$31,158	$31,148	$31,998
04/30/25	$30,487	$30,937	$31,317
05/31/25	$30,335	$32,884	$31,170
06/30/25	$31,739	$34,556	$32,623
07/31/25	$32,844	$35,332	$33,769
08/31/25	$36,732	$36,048	$37,780
09/30/25	$35,733	$37,364	$36,761
10/31/25	$33,878	$38,239	$34,861
11/30/25	$35,142	$38,333	$36,170
12/31/25	$33,276	$38,356	$34,259
01/31/26	$35,034	$38,912	$36,081
02/28/26	$37,286	$38,616	$38,410
03/31/26	$31,975	$36,694	$32,948
04/30/26	$34,336	$40,544	$35,391
05/31/26	$33,223	$42,678	$34,253
06/30/26	$37,497	$42,271	$38,676

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XHB	18.14%	10.45%	14.13%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Homebuilders Select Industry Index	18.56%	10.84%	14.48%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,947,971,230
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,795,057
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,947,971,230 Number of Portfolio Holdings36 Portfolio Turnover Rate31% Total Advisory Fees Paid$5,795,057
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Homebuilding	45.0%
Building Products	41.2%
Home Improvement Retail	6.5%
Home Furnishings	3.5%
Homefurnishing Retail	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Owens Corning	4.2%
Advanced Drainage Systems, Inc.	3.7%
KB Home	3.6%
Builders FirstSource, Inc.	3.6%
Meritage Homes Corp.	3.6%
Toll Brothers, Inc.	3.6%
Installed Building Products, Inc.	3.6%
PulteGroup, Inc.	3.5%
Masco Corp.	3.5%
Somnigroup International, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Homebuilders ETF to the State Street® SPDR® S&P® Homebuilders ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Homebuilders ETF to the State Street® SPDR® S&P® Homebuilders ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000123372
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Large Cap Low Volatility Index ETF
Trading Symbol	LGLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® US Large Cap Low Volatility Index ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Low beta and low volatility strategies generally delivered positive absolute returns over the trailing 12-months, but lagged broader equity benchmarks. The period was characterized by strong risk appetite, robust corporate earnings growth, and persistent enthusiasm surrounding artificial intelligence, which favored higher-beta and growth-oriented stocks. During the second quarter of 2026, low volatility was one of the weakest-performing equity factors as investors rotated into cyclical, technology, and momentum-driven segments amid improving market sentiment and easing geopolitical concerns. Conversely, low volatility strategies provided relative resilience during periods of stress, particularly during the first quarter of 2026 when rising energy prices, geopolitical tensions, and inflation concerns drove a broad market pullback and supported more defensive areas of the market. Overall, low beta strategies continued to fulfill their role as a defensive allocation, offering reduced volatility and downside protection, albeit at the cost of lower participation in the market's strongest advances.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	LGLV	S&P 500 Index	State Street® US Large Cap Low Volatility Index/Russell 1000 Low Volatility Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,215	$10,369	$10,217
08/31/16	$10,129	$10,383	$10,131
09/30/16	$9,987	$10,385	$9,990
10/31/16	$9,714	$10,196	$9,717
11/30/16	$9,956	$10,573	$9,961
12/31/16	$10,168	$10,782	$10,176
01/31/17	$10,300	$10,987	$10,310
02/28/17	$10,784	$11,423	$10,798
03/31/17	$10,762	$11,436	$10,776
04/30/17	$10,853	$11,554	$10,869
05/31/17	$11,053	$11,716	$11,071
06/30/17	$11,059	$11,790	$11,079
07/31/17	$11,254	$12,032	$11,276
08/31/17	$11,206	$12,069	$11,229
09/30/17	$11,394	$12,318	$11,419
10/31/17	$11,640	$12,605	$11,668
11/30/17	$12,001	$12,992	$12,032
12/31/17	$11,983	$13,136	$12,018
01/31/18	$12,394	$13,888	$12,433
02/28/18	$11,923	$13,377	$11,961
03/31/18	$11,913	$13,037	$11,954
04/30/18	$11,844	$13,087	$11,886
05/31/18	$11,948	$13,402	$11,992
06/30/18	$12,072	$13,484	$12,118
07/31/18	$12,606	$13,986	$12,657
08/31/18	$12,949	$14,442	$13,005
09/30/18	$13,034	$14,524	$13,091
10/31/18	$12,500	$13,531	$12,554
11/30/18	$13,046	$13,807	$13,106
12/31/18	$12,048	$12,560	$12,100
01/31/19	$12,800	$13,567	$12,858
02/28/19	$13,379	$14,003	$13,443
03/31/19	$13,647	$14,275	$13,714
04/30/19	$14,194	$14,853	$14,266
05/31/19	$13,981	$13,909	$14,054
06/30/19	$14,720	$14,889	$14,800
07/31/19	$14,967	$15,103	$15,050
08/31/19	$15,135	$14,864	$15,220
09/30/19	$15,312	$15,142	$15,400
10/31/19	$15,276	$15,470	$15,366
11/30/19	$15,562	$16,031	$15,655
12/31/19	$15,790	$16,515	$15,888
01/31/20	$16,092	$16,509	$16,194
02/29/20	$14,732	$15,150	$14,824
03/31/20	$12,591	$13,279	$12,653
04/30/20	$13,666	$14,981	$13,738
05/31/20	$14,343	$15,694	$14,420
06/30/20	$14,271	$16,006	$14,346
07/31/20	$14,976	$16,909	$15,058
08/31/20	$15,456	$18,124	$15,543
09/30/20	$15,219	$17,436	$15,305
10/31/20	$14,809	$16,972	$14,891
11/30/20	$16,444	$18,830	$16,542
12/31/20	$16,979	$19,554	$17,080
01/31/21	$16,327	$19,356	$16,425
02/28/21	$16,869	$19,890	$16,972
03/31/21	$17,808	$20,761	$17,921
04/30/21	$18,883	$21,869	$19,007
05/31/21	$18,965	$22,022	$19,092
06/30/21	$19,018	$22,536	$19,147
07/31/21	$19,781	$23,071	$19,918
08/31/21	$20,190	$23,773	$20,332
09/30/21	$19,130	$22,667	$19,263
10/31/21	$20,495	$24,255	$20,643
11/30/21	$20,166	$24,087	$20,312
12/31/21	$21,695	$25,167	$21,855
01/31/22	$20,327	$23,864	$20,476
02/28/22	$19,715	$23,150	$19,859
03/31/22	$20,733	$24,009	$20,890
04/30/22	$19,950	$21,916	$20,101
05/31/22	$20,039	$21,956	$20,194
06/30/22	$19,028	$20,144	$19,176
07/31/22	$20,169	$22,001	$20,332
08/31/22	$19,585	$21,104	$19,744
09/30/22	$18,001	$19,160	$18,143
10/31/22	$19,414	$20,711	$19,572
11/30/22	$20,592	$21,869	$20,765
12/31/22	$19,934	$20,609	$20,101
01/31/23	$20,486	$21,904	$20,660
02/28/23	$19,802	$21,369	$19,971
03/31/23	$20,193	$22,154	$20,367
04/30/23	$20,560	$22,500	$20,741
05/31/23	$19,714	$22,598	$19,887
06/30/23	$20,831	$24,091	$21,019
07/31/23	$21,104	$24,865	$21,297
08/31/23	$20,773	$24,469	$20,962
09/30/23	$19,898	$23,302	$20,079
10/31/23	$19,744	$22,812	$19,924
11/30/23	$21,109	$24,895	$21,306
12/31/23	$21,764	$26,026	$21,970
01/31/24	$22,010	$26,464	$22,221
02/29/24	$22,790	$27,877	$23,013
03/31/24	$23,471	$28,774	$23,705
04/30/24	$22,499	$27,599	$22,723
05/31/24	$23,093	$28,967	$23,327
06/30/24	$23,157	$30,006	$23,395
07/31/24	$24,291	$30,372	$24,545
08/31/24	$25,380	$31,108	$25,650
09/30/24	$25,803	$31,773	$26,081
10/31/24	$25,583	$31,485	$25,856
11/30/24	$27,021	$33,333	$27,316
12/31/24	$25,307	$32,538	$25,583
01/31/25	$26,075	$33,444	$26,364
02/28/25	$26,781	$33,008	$27,082
03/31/25	$26,757	$31,148	$27,062
04/30/25	$26,266	$30,937	$26,568
05/31/25	$26,847	$32,884	$27,158
06/30/25	$26,965	$34,556	$27,280
07/31/25	$26,799	$35,332	$27,115
08/31/25	$27,467	$36,048	$27,795
09/30/25	$27,657	$37,364	$27,990
10/31/25	$26,744	$38,239	$27,066
11/30/25	$27,577	$38,333	$27,913
12/31/25	$27,408	$38,356	$27,746
01/31/26	$28,443	$38,912	$28,800
02/28/26	$29,509	$38,616	$29,884
03/31/26	$27,956	$36,694	$28,309
04/30/26	$28,517	$40,544	$28,883
05/31/26	$27,823	$42,678	$28,181
06/30/26	$28,636	$42,271	$29,011

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
LGLV	6.20%	8.53%	11.09%
S&P 500 Index	22.32%	13.41%	15.51%
State Street® US Large Cap Low Volatility Index/Russell 1000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)Footnote Reference(3)	6.34%	8.67%	11.24%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,143,412,974
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 1,341,604
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,143,412,974 Number of Portfolio Holdings174 Portfolio Turnover Rate38% Total Advisory Fees Paid$1,341,604
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Multi-Utilities	6.8%
Machinery	6.7%
Insurance	6.2%
Residential REITs	5.7%
Electric Utilities	5.0%
Aerospace & Defense	4.9%
Health Care REITs	4.8%
Retail REITs	4.0%
Oil, Gas & Consumable Fuels	3.2%
Professional Services	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	4.4%
Realty Income Corp. REIT	1.8%
Duke Energy Corp.	1.4%
Public Service Enterprise Group, Inc.	1.3%
Southern Co.	1.3%
Consolidated Edison, Inc.	1.2%
Coca-Cola Co.	1.1%
Cisco Systems, Inc.	1.1%
Johnson & Johnson	1.0%
DTE Energy Co.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Large Cap Low Volatility Index ETF to the State Street® SPDR® US Large Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Large Cap Low Volatility Index ETF to the State Street® SPDR® US Large Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000123373
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Small Cap Low Volatility Index ETF
Trading Symbol	SMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® US Small Cap Low Volatility Index ETF	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns. Although low volatility names did not outperform during the reporting period, small caps did, allowing the Fund to maintain outperformance against large cap indexes like the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SMLV	S&P 500 Index	State Street® US Small Cap Low Volatility Index/Russell 2000 Low Volatility Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,495	$10,369	$10,498
08/31/16	$10,725	$10,383	$10,729
09/30/16	$10,609	$10,385	$10,613
10/31/16	$10,441	$10,196	$10,444
11/30/16	$11,789	$10,573	$11,798
12/31/16	$12,289	$10,782	$12,295
01/31/17	$12,012	$10,987	$12,014
02/28/17	$12,092	$11,423	$12,090
03/31/17	$12,070	$11,436	$12,073
04/30/17	$12,243	$11,554	$12,239
05/31/17	$11,945	$11,716	$11,914
06/30/17	$12,211	$11,790	$12,195
07/31/17	$12,329	$12,032	$12,262
08/31/17	$12,103	$12,069	$12,059
09/30/17	$12,779	$12,318	$12,739
10/31/17	$12,808	$12,605	$12,767
11/30/17	$13,184	$12,992	$13,128
12/31/17	$12,933	$13,136	$12,876
01/31/18	$12,940	$13,888	$12,871
02/28/18	$12,354	$13,377	$12,294
03/31/18	$12,635	$13,037	$12,594
04/30/18	$12,740	$13,087	$12,699
05/31/18	$13,354	$13,402	$13,317
06/30/18	$13,652	$13,484	$13,618
07/31/18	$13,842	$13,986	$13,811
08/31/18	$14,321	$14,442	$14,290
09/30/18	$14,002	$14,524	$13,971
10/31/18	$13,019	$13,531	$12,987
11/30/18	$13,368	$13,807	$13,337
12/31/18	$12,153	$12,560	$12,122
01/31/19	$13,172	$13,567	$13,145
02/28/19	$13,639	$14,003	$13,612
03/31/19	$13,439	$14,275	$13,413
04/30/19	$13,810	$14,853	$13,788
05/31/19	$13,075	$13,909	$13,053
06/30/19	$13,822	$14,889	$13,800
07/31/19	$14,086	$15,103	$14,065
08/31/19	$13,616	$14,864	$13,594
09/30/19	$14,160	$15,142	$14,141
10/31/19	$14,523	$15,470	$14,507
11/30/19	$14,771	$16,031	$14,756
12/31/19	$15,053	$16,515	$15,041
01/31/20	$14,566	$16,509	$14,554
02/29/20	$13,220	$15,150	$13,206
03/31/20	$10,059	$13,279	$10,040
04/30/20	$11,166	$14,981	$11,204
05/31/20	$11,216	$15,694	$11,257
06/30/20	$11,655	$16,006	$11,696
07/31/20	$11,698	$16,909	$11,738
08/31/20	$12,214	$18,124	$12,258
09/30/20	$11,592	$17,436	$11,628
10/31/20	$11,774	$16,972	$11,813
11/30/20	$13,786	$18,830	$13,840
12/31/20	$14,803	$19,554	$14,866
01/31/21	$15,005	$19,356	$15,075
02/28/21	$16,593	$19,890	$16,675
03/31/21	$17,286	$20,761	$17,371
04/30/21	$17,702	$21,869	$17,796
05/31/21	$17,905	$22,022	$18,002
06/30/21	$17,612	$22,536	$17,708
07/31/21	$17,618	$23,071	$17,715
08/31/21	$18,033	$23,773	$18,135
09/30/21	$17,625	$22,667	$17,725
10/31/21	$18,316	$24,255	$18,424
11/30/21	$17,829	$24,087	$17,932
12/31/21	$18,927	$25,167	$19,044
01/31/22	$17,997	$23,864	$18,106
02/28/22	$17,990	$23,150	$18,101
03/31/22	$18,169	$24,009	$18,281
04/30/22	$17,082	$21,916	$17,187
05/31/22	$17,483	$21,956	$17,595
06/30/22	$16,720	$20,144	$16,828
07/31/22	$17,821	$22,001	$17,940
08/31/22	$17,144	$21,104	$17,257
09/30/22	$15,892	$19,160	$15,993
10/31/22	$17,755	$20,711	$17,875
11/30/22	$18,352	$21,869	$18,479
12/31/22	$17,453	$20,609	$17,572
01/31/23	$18,390	$21,904	$18,522
02/28/23	$18,187	$21,369	$18,318
03/31/23	$17,189	$22,154	$17,306
04/30/23	$16,537	$22,500	$16,649
05/31/23	$16,099	$22,598	$16,210
06/30/23	$16,981	$24,091	$17,098
07/31/23	$17,949	$24,865	$18,077
08/31/23	$17,284	$24,469	$17,406
09/30/23	$16,390	$23,302	$16,502
10/31/23	$15,731	$22,812	$15,836
11/30/23	$16,838	$24,895	$16,955
12/31/23	$18,756	$26,026	$18,895
01/31/24	$17,955	$26,464	$18,086
02/29/24	$18,164	$27,877	$18,300
03/31/24	$18,771	$28,774	$18,940
04/30/24	$17,780	$27,599	$17,942
05/31/24	$18,495	$28,967	$18,664
06/30/24	$18,619	$30,006	$18,789
07/31/24	$21,414	$30,372	$21,612
08/31/24	$21,336	$31,108	$21,531
09/30/24	$21,157	$31,773	$21,348
10/31/24	$21,299	$31,485	$21,491
11/30/24	$23,660	$33,333	$23,882
12/31/24	$21,910	$32,538	$22,113
01/31/25	$22,598	$33,444	$22,807
02/28/25	$22,518	$33,008	$22,727
03/31/25	$21,244	$31,148	$21,439
04/30/25	$20,532	$30,937	$20,744
05/31/25	$21,327	$32,884	$21,551
06/30/25	$21,780	$34,556	$22,013
07/31/25	$21,554	$35,332	$21,781
08/31/25	$23,132	$36,048	$23,380
09/30/25	$22,752	$37,364	$22,995
10/31/25	$22,160	$38,239	$22,398
11/30/25	$22,955	$38,333	$23,197
12/31/25	$23,158	$38,356	$23,403
01/31/26	$24,500	$38,912	$24,771
02/28/26	$25,008	$38,616	$25,287
03/31/26	$24,366	$36,694	$24,642
04/30/26	$25,944	$40,544	$26,244
05/31/26	$26,398	$42,678	$26,701
06/30/26	$28,099	$42,271	$28,438

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SMLV	29.01%	9.79%	10.88%
S&P 500 Index	22.32%	13.41%	15.51%
State Street® US Small Cap Low Volatility Index/Russell 2000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)Footnote Reference(3)	29.19%	9.94%	11.02%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 254,866,243
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 255,199
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$254,866,243 Number of Portfolio Holdings403 Portfolio Turnover Rate39% Total Advisory Fees Paid$255,199
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	22.8%
Financial Services	4.0%
Electronic Equipment, Instruments & Components	3.8%
Insurance	3.7%
Software	3.6%
Professional Services	3.2%
Retail REITs	3.2%
Health Care Equipment & Supplies	3.0%
Hotels, Restaurants & Leisure	3.0%
Machinery	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Horace Mann Educators Corp.	0.6%
Phillips Edison & Co., Inc. REIT	0.6%
City Holding Co.	0.6%
Northwestern Energy Group, Inc.	0.6%
Vishay Precision Group, Inc.	0.6%
American States Water Co.	0.6%
Atlanta Braves Holdings, Inc., Class C	0.6%
Landstar System, Inc.	0.6%
Selective Insurance Group, Inc.	0.5%
McGrath RentCorp	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Small Cap Low Volatility Index ETF to the State Street® SPDR® US Small Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Small Cap Low Volatility Index ETF to the State Street® SPDR® US Small Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019037
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth ETF
Trading Symbol	SPYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Growth ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® Growth ETF	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns, which pressured large-cap growth stocks and contributed to a decline in the S&P 500. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for artificial intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of North American equity market performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPYG	S&P 500 Index	S&P 500 Growth Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,463	$10,369	$10,465
08/31/16	$10,431	$10,383	$10,434
09/30/16	$10,471	$10,385	$10,476
10/31/16	$10,248	$10,196	$10,254
11/30/16	$10,372	$10,573	$10,379
12/31/16	$10,518	$10,782	$10,526
01/31/17	$10,830	$10,987	$10,842
02/28/17	$11,269	$11,423	$11,283
03/31/17	$11,408	$11,436	$11,424
04/30/17	$11,629	$11,554	$11,647
05/31/17	$11,955	$11,716	$11,977
06/30/17	$11,907	$11,790	$11,930
07/31/17	$12,215	$12,032	$12,241
08/31/17	$12,394	$12,069	$12,422
09/30/17	$12,531	$12,318	$12,561
10/31/17	$12,939	$12,605	$12,972
11/30/17	$13,302	$12,992	$13,337
12/31/17	$13,379	$13,136	$13,415
01/31/18	$14,344	$13,888	$14,385
02/28/18	$14,053	$13,377	$14,094
03/31/18	$13,636	$13,037	$13,673
04/30/18	$13,673	$13,087	$13,711
05/31/18	$14,264	$13,402	$14,305
06/30/18	$14,349	$13,484	$14,391
07/31/18	$14,842	$13,986	$14,886
08/31/18	$15,566	$14,442	$15,614
09/30/18	$15,678	$14,524	$15,727
10/31/18	$14,413	$13,531	$14,457
11/30/18	$14,634	$13,807	$14,679
12/31/18	$13,373	$12,560	$13,413
01/31/19	$14,376	$13,567	$14,421
02/28/19	$14,962	$14,003	$15,010
03/31/19	$15,368	$14,275	$15,419
04/30/19	$15,979	$14,853	$16,033
05/31/19	$15,135	$13,909	$15,185
06/30/19	$16,066	$14,889	$16,122
07/31/19	$16,252	$15,103	$16,308
08/31/19	$16,135	$14,864	$16,192
09/30/19	$16,181	$15,142	$16,238
10/31/19	$16,463	$15,470	$16,521
11/30/19	$17,026	$16,031	$17,088
12/31/19	$17,522	$16,515	$17,589
01/31/20	$17,919	$16,509	$17,989
02/29/20	$16,639	$15,150	$16,702
03/31/20	$14,981	$13,279	$15,038
04/30/20	$17,142	$14,981	$17,212
05/31/20	$18,161	$15,694	$18,235
06/30/20	$18,905	$16,006	$18,983
07/31/20	$20,225	$16,909	$20,311
08/31/20	$22,157	$18,124	$22,255
09/30/20	$21,122	$17,436	$21,214
10/31/20	$20,472	$16,972	$20,561
11/30/20	$22,456	$18,830	$22,556
12/31/20	$23,369	$19,554	$23,476
01/31/21	$23,250	$19,356	$23,357
02/28/21	$23,250	$19,890	$23,357
03/31/21	$23,864	$20,761	$23,975
04/30/21	$25,501	$21,869	$25,622
05/31/21	$25,273	$22,022	$25,393
06/30/21	$26,706	$22,536	$26,836
07/31/21	$27,717	$23,071	$27,853
08/31/21	$28,874	$23,773	$29,017
09/30/21	$27,202	$22,667	$27,337
10/31/21	$29,669	$24,255	$29,819
11/30/21	$30,089	$24,087	$30,243
12/31/21	$30,832	$25,167	$30,991
01/31/22	$28,252	$23,864	$28,397
02/28/22	$26,983	$23,150	$27,120
03/31/22	$28,181	$24,009	$28,328
04/30/22	$24,664	$21,916	$24,793
05/31/22	$24,328	$21,956	$24,457
06/30/22	$22,314	$20,144	$22,432
07/31/22	$25,172	$22,001	$25,309
08/31/22	$23,829	$21,104	$23,958
09/30/22	$21,454	$19,160	$21,566
10/31/22	$22,417	$20,711	$22,535
11/30/22	$23,557	$21,869	$23,683
12/31/22	$21,764	$20,609	$21,878
01/31/23	$22,986	$21,904	$23,109
02/28/23	$22,541	$21,369	$22,660
03/31/23	$23,855	$22,154	$23,986
04/30/23	$24,194	$22,500	$24,328
05/31/23	$24,798	$22,598	$24,936
06/30/23	$26,376	$24,091	$26,527
07/31/23	$27,178	$24,865	$27,334
08/31/23	$27,012	$24,469	$27,164
09/30/23	$25,699	$23,302	$25,841
10/31/23	$25,079	$22,812	$25,218
11/30/23	$27,275	$24,895	$27,429
12/31/23	$28,286	$26,026	$28,449
01/31/24	$29,102	$26,464	$29,272
02/29/24	$31,224	$27,877	$31,408
03/31/24	$31,886	$28,774	$32,077
04/30/24	$30,640	$27,599	$30,824
05/31/24	$32,660	$28,967	$32,859
06/30/24	$34,936	$30,006	$35,152
07/31/24	$34,479	$30,372	$34,694
08/31/24	$35,233	$31,108	$35,455
09/30/24	$36,230	$31,773	$36,461
10/31/24	$36,001	$31,485	$36,231
11/30/24	$38,139	$33,333	$38,384
12/31/24	$38,461	$32,538	$38,712
01/31/25	$39,491	$33,444	$39,751
02/28/25	$38,342	$33,008	$38,594
03/31/25	$35,201	$31,148	$35,432
04/30/25	$35,985	$30,937	$36,223
05/31/25	$39,366	$32,884	$39,631
06/30/25	$41,857	$34,556	$42,142
07/31/25	$43,288	$35,332	$43,585
08/31/25	$43,645	$36,048	$43,946
09/30/25	$45,953	$37,364	$46,273
10/31/25	$47,489	$38,239	$47,823
11/30/25	$47,047	$38,333	$47,379
12/31/25	$46,962	$38,356	$47,296
01/31/26	$47,216	$38,912	$47,554
02/28/26	$45,591	$38,616	$45,917
03/31/26	$43,154	$36,694	$43,462
04/30/26	$49,533	$40,544	$49,892
05/31/26	$53,535	$42,678	$53,926
06/30/26	$52,596	$42,271	$52,978

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPYG	25.66%	14.52%	18.06%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Growth Index	25.71%	14.57%	18.14%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 52,678,765,710
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 17,905,240
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$52,678,765,710 Number of Portfolio Holdings149 Portfolio Turnover Rate21% Total Advisory Fees Paid$17,905,240
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	30.0%
Interactive Media & Services	14.1%
Software	11.3%
Technology Hardware, Storage & Peripherals	7.3%
Financial Services	4.3%
Pharmaceuticals	3.7%
Broadline Retail	3.6%
Aerospace & Defense	2.2%
Automobiles	2.1%
Capital Markets	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	13.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class C	4.7%
Micron Technology, Inc.	3.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.5%
Eli Lilly & Co.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Growth ETF to the State Street® SPDR® Portfolio S&P 500® Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Growth ETF to the State Street® SPDR® Portfolio S&P 500® Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000160602
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Dividend ETF
Trading Symbol	SPYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® High Dividend ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® High Dividend ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data which renewed higher-for-longer interest-rate concerns.

The Fund's returns over the reporting period were lower than those of the S&P 500 Index. The Fund's strategy targets the highest dividend paying stocks in the S&P 500, but many of the biggest gainers came from the A.I.-related semiconductor, memory, storage and infrastructure technology names. These names were not typically significant dividend payers, and as such, the Fund did not capture the large returns of these low dividend paying stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPYD	S&P 500 Index	S&P 500 High Dividend Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,310	$10,369	$10,311
08/31/16	$10,268	$10,383	$10,271
09/30/16	$10,331	$10,385	$10,337
10/31/16	$10,081	$10,196	$10,086
11/30/16	$10,577	$10,573	$10,584
12/31/16	$10,657	$10,782	$10,666
01/31/17	$10,731	$10,987	$10,742
02/28/17	$11,031	$11,423	$11,044
03/31/17	$10,886	$11,436	$10,897
04/30/17	$10,834	$11,554	$10,846
05/31/17	$10,848	$11,716	$10,861
06/30/17	$10,994	$11,790	$11,010
07/31/17	$11,115	$12,032	$11,131
08/31/17	$10,973	$12,069	$10,990
09/30/17	$11,327	$12,318	$11,348
10/31/17	$11,386	$12,605	$11,408
11/30/17	$11,894	$12,992	$11,920
12/31/17	$11,999	$13,136	$12,027
01/31/18	$12,215	$13,888	$12,245
02/28/18	$11,555	$13,377	$11,583
03/31/18	$11,584	$13,037	$11,611
04/30/18	$11,730	$13,087	$11,759
05/31/18	$11,900	$13,402	$11,930
06/30/18	$12,199	$13,484	$12,233
07/31/18	$12,382	$13,986	$12,417
08/31/18	$12,513	$14,442	$12,549
09/30/18	$12,425	$14,524	$12,458
10/31/18	$12,069	$13,531	$12,101
11/30/18	$12,490	$13,807	$12,525
12/31/18	$11,427	$12,560	$11,455
01/31/19	$12,365	$13,567	$12,398
02/28/19	$12,665	$14,003	$12,701
03/31/19	$12,819	$14,275	$12,856
04/30/19	$13,065	$14,853	$13,105
05/31/19	$12,137	$13,909	$12,171
06/30/19	$13,031	$14,889	$13,066
07/31/19	$13,008	$15,103	$13,045
08/31/19	$12,360	$14,864	$12,396
09/30/19	$13,168	$15,142	$13,211
10/31/19	$13,271	$15,470	$13,314
11/30/19	$13,483	$16,031	$13,528
12/31/19	$13,866	$16,515	$13,917
01/31/20	$13,396	$16,509	$13,444
02/29/20	$12,001	$15,150	$12,039
03/31/20	$8,785	$13,279	$8,805
04/30/20	$9,942	$14,981	$9,969
05/31/20	$10,023	$15,694	$10,055
06/30/20	$10,092	$16,006	$10,118
07/31/20	$10,143	$16,909	$10,171
08/31/20	$10,308	$18,124	$10,339
09/30/20	$10,012	$17,436	$10,034
10/31/20	$10,074	$16,972	$10,097
11/30/20	$11,748	$18,830	$11,781
12/31/20	$12,269	$19,554	$12,304
01/31/21	$12,512	$19,356	$12,549
02/28/21	$13,702	$19,890	$13,746
03/31/21	$14,563	$20,761	$14,608
04/30/21	$15,208	$21,869	$15,257
05/31/21	$15,753	$22,022	$15,806
06/30/21	$15,324	$22,536	$15,374
07/31/21	$15,100	$23,071	$15,150
08/31/21	$15,445	$23,773	$15,499
09/30/21	$15,099	$22,667	$15,148
10/31/21	$15,558	$24,255	$15,611
11/30/21	$15,175	$24,087	$15,226
12/31/21	$16,286	$25,167	$16,346
01/31/22	$16,583	$23,864	$16,647
02/28/22	$16,551	$23,150	$16,615
03/31/22	$17,266	$24,009	$17,338
04/30/22	$16,781	$21,916	$16,852
05/31/22	$17,518	$21,956	$17,592
06/30/22	$15,841	$20,144	$15,909
07/31/22	$16,435	$22,001	$16,504
08/31/22	$15,969	$21,104	$16,038
09/30/22	$14,231	$19,160	$14,285
10/31/22	$15,676	$20,711	$15,740
11/30/22	$16,756	$21,869	$16,829
12/31/22	$16,095	$20,609	$16,165
01/31/23	$17,125	$21,904	$17,202
02/28/23	$16,290	$21,369	$16,362
03/31/23	$15,622	$22,154	$15,680
04/30/23	$15,694	$22,500	$15,753
05/31/23	$14,442	$22,598	$14,488
06/30/23	$15,451	$24,091	$15,495
07/31/23	$16,171	$24,865	$16,220
08/31/23	$15,507	$24,469	$15,554
09/30/23	$14,775	$23,302	$14,818
10/31/23	$14,152	$22,812	$14,192
11/30/23	$15,468	$24,895	$15,514
12/31/23	$16,745	$26,026	$16,795
01/31/24	$16,466	$26,464	$16,512
02/29/24	$16,617	$27,877	$16,661
03/31/24	$17,561	$28,774	$17,615
04/30/24	$16,961	$27,599	$17,014
05/31/24	$17,621	$28,967	$17,677
06/30/24	$17,554	$30,006	$17,605
07/31/24	$18,825	$30,372	$18,892
08/31/24	$19,676	$31,108	$19,753
09/30/24	$20,122	$31,773	$20,202
10/31/24	$19,921	$31,485	$20,001
11/30/24	$20,837	$33,333	$20,921
12/31/24	$19,291	$32,538	$19,366
01/31/25	$19,693	$33,444	$19,771
02/28/25	$20,139	$33,008	$20,224
03/31/25	$19,940	$31,148	$20,030
04/30/25	$18,880	$30,937	$18,960
05/31/25	$19,161	$32,884	$19,238
06/30/25	$19,364	$34,556	$19,439
07/31/25	$19,488	$35,332	$19,564
08/31/25	$20,509	$36,048	$20,593
09/30/25	$20,293	$37,364	$20,373
10/31/25	$19,629	$38,239	$19,701
11/30/25	$20,229	$38,333	$20,308
12/31/25	$20,192	$38,356	$20,274
01/31/26	$21,147	$38,912	$21,238
02/28/26	$22,412	$38,616	$22,517
03/31/26	$21,477	$36,694	$21,582
04/30/26	$22,193	$40,544	$22,296
05/31/26	$22,412	$42,678	$22,512
06/30/26	$22,762	$42,271	$22,873

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPYD	17.54%	8.23%	8.57%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 High Dividend Index	17.67%	8.27%	8.63%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,374,173,273
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 5,087,534
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$7,374,173,273 Number of Portfolio Holdings81 Portfolio Turnover Rate29% Total Advisory Fees Paid$5,087,534
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric Utilities	9.1%
Oil, Gas & Consumable Fuels	8.2%
Residential REITs	7.7%
Banks	7.4%
Specialized REITs	7.4%
Retail REITs	6.9%
Food Products	6.1%
Pharmaceuticals	3.8%
Containers & Packaging	3.6%
Diversified Telecommunication Services	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Iron Mountain, Inc. REIT	1.6%
Franklin Resources, Inc.	1.6%
CVS Health Corp.	1.5%
Host Hotels & Resorts, Inc. REIT	1.5%
Edison International	1.5%
Target Corp.	1.5%
APA Corp.	1.5%
Viatris, Inc.	1.5%
Kimco Realty Corp. REIT	1.4%
Simon Property Group, Inc. REIT	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® High Dividend ETF to the State Street® SPDR® Portfolio S&P 500® High Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® High Dividend ETF to the State Street® SPDR® Portfolio S&P 500® High Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019038
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value ETF
Trading Symbol	SPYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Value ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio S&P 500® Value ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for artificial intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of North American equity market performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPYV	S&P 500 Index	S&P 500 Value Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,270	$10,369	$10,272
08/31/16	$10,330	$10,383	$10,332
09/30/16	$10,291	$10,385	$10,294
10/31/16	$10,136	$10,196	$10,138
11/30/16	$10,771	$10,573	$10,776
12/31/16	$11,042	$10,782	$11,050
01/31/17	$11,113	$10,987	$11,123
02/28/17	$11,539	$11,423	$11,552
03/31/17	$11,401	$11,436	$11,414
04/30/17	$11,393	$11,554	$11,406
05/31/17	$11,356	$11,716	$11,370
06/30/17	$11,570	$11,790	$11,586
07/31/17	$11,727	$12,032	$11,745
08/31/17	$11,589	$12,069	$11,608
09/30/17	$11,966	$12,318	$11,988
10/31/17	$12,103	$12,605	$12,126
11/30/17	$12,512	$12,992	$12,538
12/31/17	$12,718	$13,136	$12,747
01/31/18	$13,244	$13,888	$13,276
02/28/18	$12,520	$13,377	$12,548
03/31/18	$12,266	$13,037	$12,292
04/30/18	$12,327	$13,087	$12,354
05/31/18	$12,359	$13,402	$12,386
06/30/18	$12,437	$13,484	$12,464
07/31/18	$12,939	$13,986	$12,969
08/31/18	$13,114	$14,442	$13,145
09/30/18	$13,164	$14,524	$13,195
10/31/18	$12,463	$13,531	$12,492
11/30/18	$12,790	$13,807	$12,821
12/31/18	$11,580	$12,560	$11,606
01/31/19	$12,570	$13,567	$12,601
02/28/19	$12,851	$14,003	$12,884
03/31/19	$12,986	$14,275	$13,021
04/30/19	$13,521	$14,853	$13,558
05/31/19	$12,499	$13,909	$12,532
06/30/19	$13,506	$14,889	$13,545
07/31/19	$13,743	$15,103	$13,783
08/31/19	$13,388	$14,864	$13,426
09/30/19	$13,887	$15,142	$13,928
10/31/19	$14,254	$15,470	$14,298
11/30/19	$14,802	$16,031	$14,849
12/31/19	$15,261	$16,515	$15,312
01/31/20	$14,858	$16,509	$14,908
02/29/20	$13,450	$15,150	$13,490
03/31/20	$11,398	$13,279	$11,432
04/30/20	$12,614	$14,981	$12,656
05/31/20	$13,014	$15,694	$13,060
06/30/20	$12,893	$16,006	$12,935
07/31/20	$13,363	$16,909	$13,408
08/31/20	$13,840	$18,124	$13,888
09/30/20	$13,512	$17,436	$13,555
10/31/20	$13,243	$16,972	$13,284
11/30/20	$14,944	$18,830	$14,995
12/31/20	$15,464	$19,554	$15,520
01/31/21	$15,219	$19,356	$15,274
02/28/21	$16,120	$19,890	$16,178
03/31/21	$17,126	$20,761	$17,191
04/30/21	$17,764	$21,869	$17,833
05/31/21	$18,192	$22,022	$18,263
06/30/21	$17,977	$22,536	$18,049
07/31/21	$18,118	$23,071	$18,192
08/31/21	$18,429	$23,773	$18,505
09/30/21	$17,823	$22,667	$17,896
10/31/21	$18,639	$24,255	$18,718
11/30/21	$18,033	$24,087	$18,109
12/31/21	$19,297	$25,167	$19,384
01/31/22	$18,984	$23,864	$19,070
02/28/22	$18,710	$23,150	$18,796
03/31/22	$19,262	$24,009	$19,353
04/30/22	$18,327	$21,916	$18,412
05/31/22	$18,625	$21,956	$18,713
06/30/22	$17,093	$20,144	$17,173
07/31/22	$18,100	$22,001	$18,187
08/31/22	$17,587	$21,104	$17,670
09/30/22	$16,103	$19,160	$16,173
10/31/22	$17,951	$20,711	$18,034
11/30/22	$19,029	$21,869	$19,120
12/31/22	$18,286	$20,609	$18,372
01/31/23	$19,562	$21,904	$19,658
02/28/23	$18,981	$21,369	$19,073
03/31/23	$19,229	$22,154	$19,322
04/30/23	$19,558	$22,500	$19,653
05/31/23	$19,185	$22,598	$19,279
06/30/23	$20,502	$24,091	$20,605
07/31/23	$21,199	$24,865	$21,307
08/31/23	$20,621	$24,469	$20,724
09/30/23	$19,667	$23,302	$19,762
10/31/23	$19,328	$22,812	$19,421
11/30/23	$21,174	$24,895	$21,279
12/31/23	$22,340	$26,026	$22,456
01/31/24	$22,406	$26,464	$22,523
02/29/24	$23,087	$27,877	$23,209
03/31/24	$24,131	$28,774	$24,265
04/30/24	$23,095	$27,599	$23,222
05/31/24	$23,780	$28,967	$23,912
06/30/24	$23,624	$30,006	$23,756
07/31/24	$24,743	$30,372	$24,883
08/31/24	$25,473	$31,108	$25,620
09/30/24	$25,757	$31,773	$25,906
10/31/24	$25,431	$31,485	$25,577
11/30/24	$26,897	$33,333	$27,054
12/31/24	$25,069	$32,538	$25,215
01/31/25	$25,794	$33,444	$25,945
02/28/25	$25,902	$33,008	$26,055
03/31/25	$25,137	$31,148	$25,285
04/30/25	$24,241	$30,937	$24,382
05/31/25	$24,970	$32,884	$25,117
06/30/25	$25,887	$34,556	$26,043
07/31/25	$26,116	$35,332	$26,274
08/31/25	$27,013	$36,048	$27,178
09/30/25	$27,487	$37,364	$27,657
10/31/25	$27,795	$38,239	$27,968
11/30/25	$28,263	$38,333	$28,441
12/31/25	$28,359	$38,356	$28,541
01/31/26	$29,065	$38,912	$29,253
02/28/26	$29,724	$38,616	$29,919
03/31/26	$28,367	$36,694	$28,551
04/30/26	$30,027	$40,544	$30,225
05/31/26	$30,615	$42,678	$30,819
06/30/26	$30,629	$42,271	$30,834

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPYV	18.32%	11.25%	11.84%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Value Index	18.40%	11.30%	11.92%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 35,321,382,395
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 12,499,470
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$35,321,382,395 Number of Portfolio Holdings440 Portfolio Turnover Rate24% Total Advisory Fees Paid$12,499,470
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Technology Hardware, Storage & Peripherals	9.2%
Oil, Gas & Consumable Fuels	6.1%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.5%
Capital Markets	4.1%
Broadline Retail	3.8%
Consumer Staples Distribution & Retail	3.8%
Health Care Providers & Services	3.5%
Insurance	3.2%
Pharmaceuticals	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Apple, Inc.	7.3%
Amazon.com, Inc.	3.8%
Intel Corp.	2.3%
Exxon Mobil Corp.	2.0%
Walmart, Inc.	1.7%
Tesla, Inc.	1.6%
Costco Wholesale Corp.	1.4%
UnitedHealth Group, Inc.	1.3%
Bank of America Corp.	1.3%
Home Depot, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Value ETF to the State Street® SPDR® Portfolio S&P 500® Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Value ETF to the State Street® SPDR® Portfolio S&P 500® Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162942
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Low Volatility Focus ETF
Trading Symbol	ONEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Russell 1000 Low Volatility Focus ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities delivered strong returns over the 12 months ending June 2026 despite elevated interest rates, policy uncertainty, and periodic growth concerns. Investor sentiment improved as inflation moderated and corporate earnings remained resilient, supporting a sustained advance in risk assets. Large-cap stocks led market performance, driven by continued enthusiasm for artificial intelligence and companies demonstrating durable earnings growth.

For strategies with a low volatility tilt, the period was mixed but generally supportive. While higher-beta growth stocks often led market advances, investors continued to value companies with stable earnings, strong balance sheets, and defensive business models during periods of market uncertainty. Lower-volatility stocks provided downside protection during bouts of volatility and benefited from recurring investor demand for quality and resilience.

Overall, resilient corporate fundamentals and improving investor confidence supported equity markets, while low volatility strategies offered a balance of participation in rising markets and reduced sensitivity to short-term market swings. This combination remained attractive for investors seeking more consistent risk-adjusted returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	ONEV	S&P 500 Index	Russell 1000 Low Volatility Focused Factor Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,341	$10,369	$10,343
08/31/16	$10,322	$10,383	$10,325
09/30/16	$10,234	$10,385	$10,240
10/31/16	$9,985	$10,196	$9,992
11/30/16	$10,490	$10,573	$10,500
12/31/16	$10,612	$10,782	$10,624
01/31/17	$10,800	$10,987	$10,814
02/28/17	$11,204	$11,423	$11,221
03/31/17	$11,202	$11,436	$11,219
04/30/17	$11,282	$11,554	$11,302
05/31/17	$11,339	$11,716	$11,361
06/30/17	$11,427	$11,790	$11,451
07/31/17	$11,537	$12,032	$11,563
08/31/17	$11,439	$12,069	$11,467
09/30/17	$11,706	$12,318	$11,738
10/31/17	$11,896	$12,605	$11,931
11/30/17	$12,446	$12,992	$12,485
12/31/17	$12,511	$13,136	$12,561
01/31/18	$12,970	$13,888	$13,025
02/28/18	$12,414	$13,377	$12,468
03/31/18	$12,379	$13,037	$12,435
04/30/18	$12,335	$13,087	$12,392
05/31/18	$12,521	$13,402	$12,581
06/30/18	$12,687	$13,484	$12,750
07/31/18	$13,112	$13,986	$13,180
08/31/18	$13,420	$14,442	$13,492
09/30/18	$13,396	$14,524	$13,470
10/31/18	$12,619	$13,531	$12,689
11/30/18	$13,031	$13,807	$13,106
12/31/18	$11,885	$12,560	$11,952
01/31/19	$12,888	$13,567	$12,965
02/28/19	$13,366	$14,003	$13,449
03/31/19	$13,479	$14,275	$13,566
04/30/19	$13,990	$14,853	$14,083
05/31/19	$13,332	$13,909	$13,421
06/30/19	$14,239	$14,889	$14,339
07/31/19	$14,385	$15,103	$14,490
08/31/19	$14,075	$14,864	$14,179
09/30/19	$14,551	$15,142	$14,663
10/31/19	$14,730	$15,470	$14,844
11/30/19	$15,219	$16,031	$15,341
12/31/19	$15,523	$16,515	$15,650
01/31/20	$15,248	$16,509	$15,375
02/29/20	$13,776	$15,150	$13,893
03/31/20	$11,246	$13,279	$11,348
04/30/20	$12,548	$14,981	$12,664
05/31/20	$13,281	$15,694	$13,405
06/30/20	$13,371	$16,006	$13,498
07/31/20	$14,090	$16,909	$14,228
08/31/20	$14,536	$18,124	$14,679
09/30/20	$14,196	$17,436	$14,335
10/31/20	$14,279	$16,972	$14,423
11/30/20	$15,856	$18,830	$16,015
12/31/20	$16,516	$19,554	$16,684
01/31/21	$16,344	$19,356	$16,514
02/28/21	$17,124	$19,890	$17,305
03/31/21	$18,300	$20,761	$18,498
04/30/21	$19,136	$21,869	$19,346
05/31/21	$19,399	$22,022	$19,617
06/30/21	$19,253	$22,536	$19,473
07/31/21	$19,697	$23,071	$19,925
08/31/21	$20,156	$23,773	$20,392
09/30/21	$19,192	$22,667	$19,418
10/31/21	$20,200	$24,255	$20,440
11/30/21	$19,824	$24,087	$20,062
12/31/21	$21,314	$25,167	$21,577
01/31/22	$20,100	$23,864	$20,351
02/28/22	$19,829	$23,150	$20,081
03/31/22	$20,550	$24,009	$20,814
04/30/22	$19,525	$21,916	$19,779
05/31/22	$19,771	$21,956	$20,031
06/30/22	$18,444	$20,144	$18,695
07/31/22	$19,845	$22,001	$20,118
08/31/22	$19,074	$21,104	$19,340
09/30/22	$17,389	$19,160	$17,631
10/31/22	$19,053	$20,711	$19,321
11/30/22	$20,434	$21,869	$20,727
12/31/22	$19,584	$20,609	$19,867
01/31/23	$20,749	$21,904	$21,054
02/28/23	$20,204	$21,369	$20,503
03/31/23	$20,176	$22,154	$20,476
04/30/23	$20,227	$22,500	$20,531
05/31/23	$19,306	$22,598	$19,598
06/30/23	$20,817	$24,091	$21,136
07/31/23	$21,464	$24,865	$21,796
08/31/23	$20,931	$24,469	$21,257
09/30/23	$20,215	$23,302	$20,529
10/31/23	$19,532	$22,812	$19,839
11/30/23	$21,007	$24,895	$21,339
12/31/23	$22,189	$26,026	$22,547
01/31/24	$22,069	$26,464	$22,425
02/29/24	$23,014	$27,877	$23,389
03/31/24	$24,148	$28,774	$24,547
04/30/24	$22,791	$27,599	$23,170
05/31/24	$23,389	$28,967	$23,782
06/30/24	$23,121	$30,006	$23,510
07/31/24	$24,513	$30,372	$24,933
08/31/24	$25,076	$31,108	$25,509
09/30/24	$25,481	$31,773	$25,924
10/31/24	$25,027	$31,485	$25,467
11/30/24	$26,573	$33,333	$27,045
12/31/24	$24,812	$32,538	$25,254
01/31/25	$25,582	$33,444	$26,043
02/28/25	$25,530	$33,008	$25,992
03/31/25	$25,143	$31,148	$25,605
04/30/25	$24,632	$30,937	$25,088
05/31/25	$25,291	$32,884	$25,762
06/30/25	$25,733	$34,556	$26,218
07/31/25	$25,718	$35,332	$26,205
08/31/25	$26,658	$36,048	$27,168
09/30/25	$26,650	$37,364	$27,161
10/31/25	$26,189	$38,239	$26,692
11/30/25	$26,999	$38,333	$27,524
12/31/25	$26,798	$38,356	$27,325
01/31/26	$27,654	$38,912	$28,204
02/28/26	$28,794	$38,616	$29,375
03/31/26	$27,137	$36,694	$27,689
04/30/26	$28,227	$40,544	$28,804
05/31/26	$28,385	$42,678	$28,969
06/30/26	$29,069	$42,271	$29,678

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
ONEV	12.96%	8.59%	11.26%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000 Low Volatility Focused Factor Index	13.19%	8.79%	11.49%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 341,865,346
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 1,088,546
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$341,865,346 Number of Portfolio Holdings452 Portfolio Turnover Rate22% Total Advisory Fees Paid$1,088,546
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Insurance	12.1%
Health Care Providers & Services	6.1%
Machinery	5.6%
Electric Utilities	4.2%
Capital Markets	3.4%
Food Products	3.3%
Consumer Staples Distribution & Retail	3.2%
Professional Services	3.1%
Multi-Utilities	2.9%
Hotels, Restaurants & Leisure	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Allstate Corp.	1.5%
Progressive Corp.	1.2%
McKesson Corp.	0.9%
Arch Capital Group Ltd.	0.9%
Cigna Group	0.9%
Cincinnati Financial Corp.	0.8%
Travelers Cos., Inc.	0.8%
Hartford Insurance Group, Inc.	0.7%
Comcast Corp., Class A	0.7%
Kroger Co.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Low Volatility Focus ETF to the State Street® SPDR® Russell 1000 Low Volatility Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Low Volatility Focus ETF to the State Street® SPDR® Russell 1000 Low Volatility Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162941
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Momentum Focus ETF
Trading Symbol	ONEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Russell 1000 Momentum Focus ETF	$24	0.21%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities delivered strong returns over the 12-months ending June 2026 despite elevated interest rates, policy uncertainty, and periodic growth concerns. Investor sentiment improved as inflation moderated and corporate earnings remained resilient, supporting a sustained advance in risk assets. Large-cap stocks led market performance, driven by continued enthusiasm for artificial intelligence and companies demonstrating durable earnings growth.

Although market leadership was concentrated at times, participation broadened as confidence in the economic outlook improved. Investors increasingly rewarded firms with accelerating revenues, expanding margins, and positive earnings revisions.

The environment proved favorable for strategies with a momentum tilt. Stocks exhibiting strong price trends and improving fundamentals generally continued to outperform, benefiting from persistent investor demand and upward earnings revisions. As market breadth improved, momentum opportunities expanded beyond a narrow group of technology leaders, creating a more diversified set of return drivers.

Overall, resilient corporate fundamentals and improving investor confidence supported a constructive backdrop for momentum-oriented investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	ONEO	S&P 500 Index	Russell 1000 Momentum Focused Factor Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,360	$10,369	$10,362
08/31/16	$10,305	$10,383	$10,308
09/30/16	$10,266	$10,385	$10,271
10/31/16	$10,069	$10,196	$10,075
11/30/16	$10,568	$10,573	$10,577
12/31/16	$10,701	$10,782	$10,713
01/31/17	$10,932	$10,987	$10,947
02/28/17	$11,274	$11,423	$11,292
03/31/17	$11,282	$11,436	$11,302
04/30/17	$11,402	$11,554	$11,424
05/31/17	$11,442	$11,716	$11,465
06/30/17	$11,466	$11,790	$11,493
07/31/17	$11,686	$12,032	$11,713
08/31/17	$11,681	$12,069	$11,712
09/30/17	$12,058	$12,318	$12,091
10/31/17	$12,326	$12,605	$12,362
11/30/17	$12,830	$12,992	$12,870
12/31/17	$12,918	$13,136	$12,970
01/31/18	$13,477	$13,888	$13,534
02/28/18	$12,955	$13,377	$13,012
03/31/18	$12,898	$13,037	$12,959
04/30/18	$12,774	$13,087	$12,835
05/31/18	$13,062	$13,402	$13,123
06/30/18	$13,068	$13,484	$13,136
07/31/18	$13,442	$13,986	$13,514
08/31/18	$13,794	$14,442	$13,870
09/30/18	$13,672	$14,524	$13,750
10/31/18	$12,498	$13,531	$12,571
11/30/18	$12,655	$13,807	$12,733
12/31/18	$11,369	$12,560	$11,434
01/31/19	$12,403	$13,567	$12,477
02/28/19	$12,849	$14,003	$12,927
03/31/19	$12,919	$14,275	$13,001
04/30/19	$13,340	$14,853	$13,427
05/31/19	$12,412	$13,909	$12,494
06/30/19	$13,301	$14,889	$13,392
07/31/19	$13,469	$15,103	$13,565
08/31/19	$13,149	$14,864	$13,244
09/30/19	$13,452	$15,142	$13,553
10/31/19	$13,628	$15,470	$13,732
11/30/19	$14,082	$16,031	$14,191
12/31/19	$14,374	$16,515	$14,490
01/31/20	$14,045	$16,509	$14,161
02/29/20	$12,740	$15,150	$12,845
03/31/20	$10,186	$13,279	$10,274
04/30/20	$11,666	$14,981	$11,769
05/31/20	$12,498	$15,694	$12,611
06/30/20	$12,690	$16,006	$12,807
07/31/20	$13,420	$16,909	$13,547
08/31/20	$13,892	$18,124	$14,025
09/30/20	$13,595	$17,436	$13,725
10/31/20	$13,566	$16,972	$13,699
11/30/20	$15,202	$18,830	$15,353
12/31/20	$15,889	$19,554	$16,051
01/31/21	$15,860	$19,356	$16,024
02/28/21	$16,590	$19,890	$16,762
03/31/21	$17,508	$20,761	$17,690
04/30/21	$18,314	$21,869	$18,508
05/31/21	$18,546	$22,022	$18,744
06/30/21	$18,576	$22,536	$18,779
07/31/21	$18,783	$23,071	$18,990
08/31/21	$19,332	$23,773	$19,549
09/30/21	$18,488	$22,667	$18,698
10/31/21	$19,540	$24,255	$19,765
11/30/21	$19,143	$24,087	$19,364
12/31/21	$20,105	$25,167	$20,343
01/31/22	$18,827	$23,864	$19,053
02/28/22	$18,659	$23,150	$18,886
03/31/22	$18,994	$24,009	$19,228
04/30/22	$17,775	$21,916	$17,997
05/31/22	$18,060	$21,956	$18,290
06/30/22	$16,371	$20,144	$16,586
07/31/22	$17,805	$22,001	$18,041
08/31/22	$17,357	$21,104	$17,591
09/30/22	$15,765	$19,160	$15,977
10/31/22	$17,527	$20,711	$17,764
11/30/22	$18,680	$21,869	$18,937
12/31/22	$17,702	$20,609	$17,946
01/31/23	$18,951	$21,904	$19,216
02/28/23	$18,424	$21,369	$18,685
03/31/23	$18,244	$22,154	$18,504
04/30/23	$18,175	$22,500	$18,434
05/31/23	$17,455	$22,598	$17,701
06/30/23	$19,055	$24,091	$19,328
07/31/23	$19,651	$24,865	$19,935
08/31/23	$19,191	$24,469	$19,469
09/30/23	$18,355	$23,302	$18,621
10/31/23	$17,563	$22,812	$17,819
11/30/23	$19,126	$24,895	$19,406
12/31/23	$20,471	$26,026	$20,776
01/31/24	$20,435	$26,464	$20,735
02/29/24	$21,632	$27,877	$21,953
03/31/24	$22,656	$28,774	$22,997
04/30/24	$21,299	$27,599	$21,622
05/31/24	$21,880	$28,967	$22,215
06/30/24	$21,757	$30,006	$22,089
07/31/24	$22,696	$30,372	$23,048
08/31/24	$23,035	$31,108	$23,396
09/30/24	$23,502	$31,773	$23,876
10/31/24	$23,295	$31,485	$23,666
11/30/24	$25,323	$33,333	$25,733
12/31/24	$23,548	$32,538	$23,931
01/31/25	$24,501	$33,444	$24,906
02/28/25	$23,917	$33,008	$24,317
03/31/25	$22,937	$31,148	$23,319
04/30/25	$22,681	$30,937	$23,060
05/31/25	$23,854	$32,884	$24,256
06/30/25	$24,664	$34,556	$25,085
07/31/25	$24,898	$35,332	$25,325
08/31/25	$25,562	$36,048	$26,008
09/30/25	$25,809	$37,364	$26,257
10/31/25	$25,537	$38,239	$25,982
11/30/25	$25,956	$38,333	$26,415
12/31/25	$26,022	$38,356	$26,489
01/31/26	$27,119	$38,912	$27,606
02/28/26	$28,310	$38,616	$28,822
03/31/26	$26,885	$36,694	$27,378
04/30/26	$29,027	$40,544	$29,556
05/31/26	$30,203	$42,678	$30,746
06/30/26	$30,949	$42,271	$31,511

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
ONEO	25.48%	10.75%	11.96%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000 Momentum Focused Factor Index	25.62%	10.91%	12.16%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 29,039,481
Holdings Count | Holding	937
Advisory Fees Paid, Amount	$ 122,967
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$29,039,481 Number of Portfolio Holdings937 Portfolio Turnover Rate49% Total Advisory Fees Paid$122,967
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	6.0%
Oil, Gas & Consumable Fuels	5.0%
Insurance	4.8%
Health Care Providers & Services	4.3%
Machinery	4.1%
Electric Utilities	3.3%
Capital Markets	3.1%
Hotels, Restaurants & Leisure	3.0%
Biotechnology	2.8%
Software	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Anglogold Ashanti PLC	0.7%
Delta Air Lines, Inc.	0.6%
Allstate Corp.	0.6%
Archer-Daniels-Midland Co.	0.6%
Expedia Group, Inc.	0.5%
Edison International	0.5%
CF Industries Holdings, Inc.	0.5%
Zoom Communications, Inc.	0.5%
Credo Technology Group Holding Ltd.	0.5%
Humana, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Momentum Focus ETF to the State Street® SPDR® Russell 1000 Momentum Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Momentum Focus ETF to the State Street® SPDR® Russell 1000 Momentum Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162940
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Yield Focus ETF
Trading Symbol	ONEY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Russell 1000 Yield Focus ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data which renewed higher-for-longer interest-rate concerns.

The Fund's strategy focuses on high dividend yielding names, with tilts towards value, small size and quality names. Although the focus on high yield and tilt towards value names tended to underweight the A.I.-related tech names that outperformed, this was offset to some degree by the tilt towards smaller cap names, which did outperform. As a result, the Fund's returns during the reporting period were only slightly behind those of cap weighted indexes such as the Russell 1000 Index or the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	ONEY	S&P 500 Index	Russell 1000 Yield Focused Factor Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,469	$10,369	$10,470
08/31/16	$10,464	$10,383	$10,467
09/30/16	$10,484	$10,385	$10,488
10/31/16	$10,287	$10,196	$10,293
11/30/16	$11,002	$10,573	$11,011
12/31/16	$11,094	$10,782	$11,105
01/31/17	$11,320	$10,987	$11,333
02/28/17	$11,598	$11,423	$11,614
03/31/17	$11,595	$11,436	$11,612
04/30/17	$11,611	$11,554	$11,630
05/31/17	$11,488	$11,716	$11,508
06/30/17	$11,661	$11,790	$11,685
07/31/17	$11,783	$12,032	$11,809
08/31/17	$11,522	$12,069	$11,549
09/30/17	$11,938	$12,318	$11,970
10/31/17	$12,047	$12,605	$12,081
11/30/17	$12,584	$12,992	$12,623
12/31/17	$12,779	$13,136	$12,842
01/31/18	$13,136	$13,888	$13,204
02/28/18	$12,570	$13,377	$12,637
03/31/18	$12,509	$13,037	$12,578
04/30/18	$12,603	$13,087	$12,674
05/31/18	$12,906	$13,402	$12,981
06/30/18	$13,090	$13,484	$13,168
07/31/18	$13,442	$13,986	$13,525
08/31/18	$13,645	$14,442	$13,732
09/30/18	$13,554	$14,524	$13,640
10/31/18	$12,710	$13,531	$12,792
11/30/18	$13,032	$13,807	$13,118
12/31/18	$11,760	$12,560	$11,838
01/31/19	$12,887	$13,567	$12,977
02/28/19	$13,143	$14,003	$13,237
03/31/19	$13,223	$14,275	$13,321
04/30/19	$13,636	$14,853	$13,740
05/31/19	$12,700	$13,909	$12,797
06/30/19	$13,586	$14,889	$13,693
07/31/19	$13,704	$15,103	$13,816
08/31/19	$12,886	$14,864	$12,992
09/30/19	$13,707	$15,142	$13,824
10/31/19	$13,970	$15,470	$14,093
11/30/19	$14,420	$16,031	$14,550
12/31/19	$14,927	$16,515	$15,065
01/31/20	$14,194	$16,509	$14,326
02/29/20	$12,702	$15,150	$12,817
03/31/20	$9,521	$13,279	$9,612
04/30/20	$10,852	$14,981	$10,962
05/31/20	$11,364	$15,694	$11,484
06/30/20	$11,719	$16,006	$11,847
07/31/20	$11,945	$16,909	$12,076
08/31/20	$12,529	$18,124	$12,669
09/30/20	$12,162	$17,436	$12,295
10/31/20	$12,285	$16,972	$12,423
11/30/20	$14,555	$18,830	$14,719
12/31/20	$15,235	$19,554	$15,410
01/31/21	$15,412	$19,356	$15,590
02/28/21	$17,230	$19,890	$17,438
03/31/21	$18,306	$20,761	$18,531
04/30/21	$19,073	$21,869	$19,311
05/31/21	$19,801	$22,022	$20,054
06/30/21	$19,489	$22,536	$19,742
07/31/21	$19,535	$23,071	$19,792
08/31/21	$20,021	$23,773	$20,287
09/30/21	$19,260	$22,667	$19,519
10/31/21	$19,980	$24,255	$20,251
11/30/21	$19,501	$24,087	$19,768
12/31/21	$20,869	$25,167	$21,163
01/31/22	$20,553	$23,864	$20,848
02/28/22	$20,439	$23,150	$20,738
03/31/22	$21,239	$24,009	$21,557
04/30/22	$20,476	$21,916	$20,788
05/31/22	$20,914	$21,956	$21,237
06/30/22	$18,816	$20,144	$19,114
07/31/22	$20,254	$22,001	$20,578
08/31/22	$19,739	$21,104	$20,059
09/30/22	$17,741	$19,160	$18,023
10/31/22	$19,696	$20,711	$20,013
11/30/22	$21,104	$21,869	$21,451
12/31/22	$20,139	$20,609	$20,472
01/31/23	$21,613	$21,904	$21,976
02/28/23	$20,963	$21,369	$21,317
03/31/23	$20,436	$22,154	$20,775
04/30/23	$20,386	$22,500	$20,727
05/31/23	$19,167	$22,598	$19,484
06/30/23	$20,809	$24,091	$21,160
07/31/23	$21,967	$24,865	$22,344
08/31/23	$21,085	$24,469	$21,447
09/30/23	$20,153	$23,302	$20,498
10/31/23	$19,322	$22,812	$19,653
11/30/23	$20,831	$24,895	$21,192
12/31/23	$22,366	$26,026	$22,762
01/31/24	$21,884	$26,464	$22,270
02/29/24	$22,601	$27,877	$23,002
03/31/24	$24,303	$28,774	$24,750
04/30/24	$23,119	$27,599	$23,546
05/31/24	$23,891	$28,967	$24,337
06/30/24	$23,456	$30,006	$23,892
07/31/24	$24,722	$30,372	$25,192
08/31/24	$25,225	$31,108	$25,708
09/30/24	$25,530	$31,773	$26,022
10/31/24	$25,145	$31,485	$25,633
11/30/24	$26,708	$33,333	$27,233
12/31/24	$24,990	$32,538	$25,482
01/31/25	$25,628	$33,444	$26,137
02/28/25	$25,821	$33,008	$26,339
03/31/25	$25,229	$31,148	$25,740
04/30/25	$24,033	$30,937	$24,521
05/31/25	$24,797	$32,884	$25,303
06/30/25	$25,214	$34,556	$25,731
07/31/25	$25,613	$35,332	$26,141
08/31/25	$26,852	$36,048	$27,411
09/30/25	$26,584	$37,364	$27,139
10/31/25	$26,188	$38,239	$26,734
11/30/25	$26,882	$38,333	$27,449
12/31/25	$26,899	$38,356	$27,473
01/31/26	$28,325	$38,912	$28,939
02/28/26	$29,902	$38,616	$30,557
03/31/26	$28,669	$36,694	$29,307
04/30/26	$30,240	$40,544	$30,913
05/31/26	$30,555	$42,678	$31,236
06/30/26	$30,797	$42,271	$31,498

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
ONEY	22.14%	9.58%	11.91%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000 Yield Focused Factor Index	22.41%	9.79%	12.16%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 726,460,950
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 1,685,487
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$726,460,950 Number of Portfolio Holdings302 Portfolio Turnover Rate37% Total Advisory Fees Paid$1,685,487
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Insurance	10.7%
Oil, Gas & Consumable Fuels	7.1%
Electric Utilities	5.3%
Food Products	4.2%
Multi-Utilities	4.0%
Specialized REITs	3.7%
Machinery	3.7%
Consumer Staples Distribution & Retail	3.4%
Residential REITs	2.8%
Capital Markets	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Progressive Corp.	3.7%
Comcast Corp., Class A	2.2%
Allstate Corp.	1.8%
United Parcel Service, Inc., Class B	1.5%
Cigna Group	1.5%
ONEOK, Inc.	1.4%
EOG Resources, Inc.	1.3%
Anglogold Ashanti PLC	1.2%
Accenture PLC, Class A	1.1%
Altria Group, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Yield Focus ETF to the State Street® SPDR® Russell 1000 Yield Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Yield Focus ETF to the State Street® SPDR® Russell 1000 Yield Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000104493
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1500 Momentum Tilt ETF
Trading Symbol	MMTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® 1500 Momentum Tilt ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MMTM	S&P 500 Index	S&P 1500 Positive Momentum Tilt Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,295	$10,369	$10,294
08/31/16	$10,221	$10,383	$10,216
09/30/16	$10,226	$10,385	$10,223
10/31/16	$9,979	$10,196	$9,974
11/30/16	$10,268	$10,573	$10,265
12/31/16	$10,453	$10,782	$10,454
01/31/17	$10,687	$10,987	$10,688
02/28/17	$11,055	$11,423	$11,057
03/31/17	$11,044	$11,436	$11,046
04/30/17	$11,158	$11,554	$11,160
05/31/17	$11,362	$11,716	$11,368
06/30/17	$11,420	$11,790	$11,428
07/31/17	$11,696	$12,032	$11,705
08/31/17	$11,781	$12,069	$11,795
09/30/17	$12,050	$12,318	$12,063
10/31/17	$12,482	$12,605	$12,500
11/30/17	$12,850	$12,992	$12,869
12/31/17	$12,933	$13,136	$12,956
01/31/18	$13,809	$13,888	$13,834
02/28/18	$13,467	$13,377	$13,493
03/31/18	$13,105	$13,037	$13,132
04/30/18	$13,142	$13,087	$13,171
05/31/18	$13,596	$13,402	$13,628
06/30/18	$13,580	$13,484	$13,610
07/31/18	$14,016	$13,986	$14,050
08/31/18	$14,667	$14,442	$14,704
09/30/18	$14,717	$14,524	$14,758
10/31/18	$13,461	$13,531	$13,499
11/30/18	$13,670	$13,807	$13,709
12/31/18	$12,435	$12,560	$12,476
01/31/19	$13,424	$13,567	$13,466
02/28/19	$13,917	$14,003	$13,956
03/31/19	$14,225	$14,275	$14,276
04/30/19	$14,683	$14,853	$14,734
05/31/19	$13,927	$13,909	$13,976
06/30/19	$14,844	$14,889	$14,899
07/31/19	$15,023	$15,103	$15,080
08/31/19	$14,998	$14,864	$15,058
09/30/19	$15,114	$15,142	$15,175
10/31/19	$15,300	$15,470	$15,365
11/30/19	$15,720	$16,031	$15,789
12/31/19	$16,126	$16,515	$16,197
01/31/20	$16,244	$16,509	$16,320
02/29/20	$14,919	$15,150	$14,988
03/31/20	$13,133	$13,279	$13,202
04/30/20	$14,643	$14,981	$14,713
05/31/20	$15,391	$15,694	$15,467
06/30/20	$15,830	$16,006	$15,907
07/31/20	$16,920	$16,909	$17,012
08/31/20	$18,329	$18,124	$18,432
09/30/20	$17,522	$17,436	$17,622
10/31/20	$16,981	$16,972	$17,079
11/30/20	$18,502	$18,830	$18,608
12/31/20	$19,245	$19,554	$19,358
01/31/21	$18,977	$19,356	$19,086
02/28/21	$19,158	$19,890	$19,276
03/31/21	$19,744	$20,761	$19,866
04/30/21	$20,992	$21,869	$21,129
05/31/21	$21,176	$22,022	$21,321
06/30/21	$21,645	$22,536	$21,795
07/31/21	$22,061	$23,071	$22,210
08/31/21	$22,824	$23,773	$22,985
09/30/21	$21,841	$22,667	$21,999
10/31/21	$23,655	$24,255	$23,830
11/30/21	$23,424	$24,087	$23,597
12/31/21	$24,253	$25,167	$24,438
01/31/22	$22,953	$23,864	$23,130
02/28/22	$22,390	$23,150	$22,563
03/31/22	$23,234	$24,009	$23,421
04/30/22	$21,074	$21,916	$21,243
05/31/22	$21,065	$21,956	$21,237
06/30/22	$19,383	$20,144	$19,545
07/31/22	$20,981	$22,001	$21,160
08/31/22	$20,308	$21,104	$20,484
09/30/22	$18,700	$19,160	$18,858
10/31/22	$20,518	$20,711	$20,699
11/30/22	$21,439	$21,869	$21,634
12/31/22	$20,375	$20,609	$20,561
01/31/23	$20,999	$21,904	$21,188
02/28/23	$20,377	$21,369	$20,566
03/31/23	$20,678	$22,154	$20,881
04/30/23	$21,144	$22,500	$21,357
05/31/23	$21,302	$22,598	$21,521
06/30/23	$22,767	$24,091	$23,005
07/31/23	$23,496	$24,865	$23,741
08/31/23	$23,267	$24,469	$23,511
09/30/23	$22,077	$23,302	$22,308
10/31/23	$21,672	$22,812	$21,899
11/30/23	$23,840	$24,895	$24,096
12/31/23	$24,972	$26,026	$25,241
01/31/24	$25,689	$26,464	$25,970
02/29/24	$27,602	$27,877	$27,911
03/31/24	$28,418	$28,774	$28,741
04/30/24	$27,090	$27,599	$27,399
05/31/24	$28,725	$28,967	$29,055
06/30/24	$30,089	$30,006	$30,440
07/31/24	$29,924	$30,372	$30,274
08/31/24	$30,661	$31,108	$31,028
09/30/24	$31,287	$31,773	$31,666
10/31/24	$31,213	$31,485	$31,595
11/30/24	$33,153	$33,333	$33,566
12/31/24	$32,411	$32,538	$32,815
01/31/25	$33,338	$33,444	$33,757
02/28/25	$32,526	$33,008	$32,941
03/31/25	$30,085	$31,148	$30,468
04/30/25	$30,011	$30,937	$30,396
05/31/25	$31,914	$32,884	$32,325
06/30/25	$33,382	$34,556	$33,815
07/31/25	$34,190	$35,332	$34,637
08/31/25	$34,404	$36,048	$34,853
09/30/25	$35,828	$37,364	$36,301
10/31/25	$36,915	$38,239	$37,407
11/30/25	$36,706	$38,333	$37,199
12/31/25	$36,676	$38,356	$37,172
01/31/26	$37,397	$38,912	$37,909
02/28/26	$37,112	$38,616	$37,628
03/31/26	$35,321	$36,694	$35,814
04/30/26	$39,197	$40,544	$39,747
05/31/26	$40,660	$42,678	$41,230
06/30/26	$39,531	$42,271	$40,090

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
MMTM	18.42%	12.80%	14.73%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 1500 Positive Momentum Tilt Index	18.56%	12.96%	14.90%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 165,863,074
Holdings Count | Holding	1,474
Advisory Fees Paid, Amount	$ 191,020
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$165,863,074 Number of Portfolio Holdings1,474 Portfolio Turnover Rate136% Total Advisory Fees Paid$191,020
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	27.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	7.9%
Oil, Gas & Consumable Fuels	4.0%
Banks	3.9%
Pharmaceuticals	3.2%
Machinery	2.9%
Aerospace & Defense	2.7%
Software	2.6%
Capital Markets	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	10.1%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Broadcom, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Micron Technology, Inc.	3.4%
Advanced Micro Devices, Inc.	2.4%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.0%
Intel Corp.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Momentum Tilt ETF to the State Street® SPDR® S&P® 1500 Momentum Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Momentum Tilt ETF to the State Street® SPDR® S&P® 1500 Momentum Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000104492
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1500 Value Tilt ETF
Trading Symbol	VLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® 1500 Value Tilt ETF	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

The Fund's strategy tilts towards value names in the S&P 1500 Composite Index. Due to its annual rebalance in April, the Fund was able to overweight some of the A.I.-related semiconductor, memory, storage and infrastructure companies that tended to be value names prior to their substantial run-up during the reporting period. These overweights helped the Fund outperform the cap weighted S&P 1500 Composite Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	VLU	S&P 500 Index	S&P 1500 Low Valuation Tilt Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,357	$10,369	$10,365
08/31/16	$10,465	$10,383	$10,470
09/30/16	$10,466	$10,385	$10,473
10/31/16	$10,321	$10,196	$10,326
11/30/16	$11,067	$10,573	$11,078
12/31/16	$11,326	$10,782	$11,341
01/31/17	$11,429	$10,987	$11,445
02/28/17	$11,818	$11,423	$11,834
03/31/17	$11,750	$11,436	$11,765
04/30/17	$11,764	$11,554	$11,777
05/31/17	$11,786	$11,716	$11,798
06/30/17	$11,951	$11,790	$11,966
07/31/17	$12,173	$12,032	$12,188
08/31/17	$12,068	$12,069	$12,081
09/30/17	$12,464	$12,318	$12,478
10/31/17	$12,689	$12,605	$12,699
11/30/17	$13,148	$12,992	$13,166
12/31/17	$13,339	$13,136	$13,364
01/31/18	$13,983	$13,888	$14,007
02/28/18	$13,338	$13,377	$13,360
03/31/18	$13,062	$13,037	$13,084
04/30/18	$13,180	$13,087	$13,209
05/31/18	$13,368	$13,402	$13,402
06/30/18	$13,431	$13,484	$13,466
07/31/18	$13,917	$13,986	$13,954
08/31/18	$14,279	$14,442	$14,317
09/30/18	$14,291	$14,524	$14,332
10/31/18	$13,443	$13,531	$13,485
11/30/18	$13,703	$13,807	$13,746
12/31/18	$12,304	$12,560	$12,346
01/31/19	$13,321	$13,567	$13,367
02/28/19	$13,653	$14,003	$13,702
03/31/19	$13,689	$14,275	$13,741
04/30/19	$14,179	$14,853	$14,230
05/31/19	$13,090	$13,909	$13,133
06/30/19	$14,093	$14,889	$14,144
07/31/19	$14,274	$15,103	$14,325
08/31/19	$13,809	$14,864	$13,857
09/30/19	$14,320	$15,142	$14,372
10/31/19	$14,601	$15,470	$14,654
11/30/19	$15,125	$16,031	$15,182
12/31/19	$15,548	$16,515	$15,610
01/31/20	$15,136	$16,509	$15,198
02/29/20	$13,672	$15,150	$13,724
03/31/20	$11,377	$13,279	$11,431
04/30/20	$12,926	$14,981	$13,009
05/31/20	$13,432	$15,694	$13,521
06/30/20	$13,574	$16,006	$13,675
07/31/20	$14,028	$16,909	$14,129
08/31/20	$14,790	$18,124	$14,902
09/30/20	$14,229	$17,436	$14,330
10/31/20	$14,075	$16,972	$14,177
11/30/20	$16,296	$18,830	$16,422
12/31/20	$17,041	$19,554	$17,179
01/31/21	$17,151	$19,356	$17,301
02/28/21	$18,526	$19,890	$18,687
03/31/21	$19,575	$20,761	$19,747
04/30/21	$20,380	$21,869	$20,562
05/31/21	$20,881	$22,022	$21,071
06/30/21	$20,770	$22,536	$20,960
07/31/21	$20,816	$23,071	$21,009
08/31/21	$21,329	$23,773	$21,528
09/30/21	$20,600	$22,667	$20,793
10/31/21	$21,645	$24,255	$21,853
11/30/21	$21,093	$24,087	$21,294
12/31/21	$22,315	$25,167	$22,535
01/31/22	$21,917	$23,864	$22,137
02/28/22	$21,650	$23,150	$21,868
03/31/22	$22,281	$24,009	$22,516
04/30/22	$20,953	$21,916	$21,172
05/31/22	$21,393	$21,956	$21,622
06/30/22	$19,400	$20,144	$19,610
07/31/22	$20,783	$22,001	$21,011
08/31/22	$20,190	$21,104	$20,413
09/30/22	$18,354	$19,160	$18,551
10/31/22	$20,375	$20,711	$20,597
11/30/22	$21,580	$21,869	$21,821
12/31/22	$20,492	$20,609	$20,721
01/31/23	$21,731	$21,904	$21,974
02/28/23	$21,065	$21,369	$21,297
03/31/23	$20,948	$22,154	$21,181
04/30/23	$21,187	$22,500	$21,426
05/31/23	$20,554	$22,598	$20,784
06/30/23	$21,978	$24,091	$22,229
07/31/23	$22,921	$24,865	$23,188
08/31/23	$22,337	$24,469	$22,592
09/30/23	$21,554	$23,302	$21,796
10/31/23	$20,950	$22,812	$21,185
11/30/23	$22,609	$24,895	$22,870
12/31/23	$23,951	$26,026	$24,234
01/31/24	$24,134	$26,464	$24,420
02/29/24	$25,090	$27,877	$25,391
03/31/24	$26,358	$28,774	$26,683
04/30/24	$25,130	$27,599	$25,439
05/31/24	$26,000	$28,967	$26,324
06/30/24	$26,053	$30,006	$26,382
07/31/24	$27,176	$30,372	$27,518
08/31/24	$27,628	$31,108	$27,984
09/30/24	$28,021	$31,773	$28,386
10/31/24	$27,801	$31,485	$28,167
11/30/24	$29,748	$33,333	$30,146
12/31/24	$28,150	$32,538	$28,526
01/31/25	$29,354	$33,444	$29,752
02/28/25	$29,296	$33,008	$29,695
03/31/25	$28,199	$31,148	$28,585
04/30/25	$27,351	$30,937	$27,728
05/31/25	$28,464	$32,884	$28,861
06/30/25	$29,677	$34,556	$30,097
07/31/25	$29,915	$35,332	$30,342
08/31/25	$31,114	$36,048	$31,562
09/30/25	$31,658	$37,364	$32,118
10/31/25	$31,863	$38,239	$32,332
11/30/25	$32,578	$38,333	$33,062
12/31/25	$32,786	$38,356	$33,279
01/31/26	$34,221	$38,912	$34,742
02/28/26	$34,970	$38,616	$35,505
03/31/26	$33,666	$36,694	$34,183
04/30/26	$36,300	$40,544	$36,855
05/31/26	$37,218	$42,678	$37,791
06/30/26	$37,408	$42,271	$37,989

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
VLU	26.05%	12.49%	14.10%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 1500 Low Valuation Tilt Index	26.22%	12.63%	14.28%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 725,515,834
Holdings Count | Holding	1,478
Advisory Fees Paid, Amount	$ 707,652
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$725,515,834 Number of Portfolio Holdings1,478 Portfolio Turnover Rate14% Total Advisory Fees Paid$707,652
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.7%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	4.4%
Insurance	4.4%
Software	4.0%
Technology Hardware, Storage & Peripherals	3.5%
Interactive Media & Services	3.5%
Capital Markets	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Amazon.com, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.5%
Microsoft Corp.	2.3%
Apple, Inc.	1.9%
Alphabet, Inc., Class C	1.6%
JPMorgan Chase & Co.	1.4%
UnitedHealth Group, Inc.	1.4%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
Walmart, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Value Tilt ETF to the State Street® SPDR® S&P® 1500 Value Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Value Tilt ETF to the State Street® SPDR® S&P® 1500 Value Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019040
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 400™ Mid Cap Growth ETF
Trading Symbol	MDYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Growth ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 400™ Mid Cap Growth ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. mid-cap growth stocks delivered strong gains over the past 12-months, benefiting from resilient economic growth, easing monetary policy, and sustained enthusiasm around Artificial Intelligence (A.I.). Performance was particularly strong during periods when investors favored growth-oriented companies with exposure to technology, digital infrastructure, and productivity-enhancing innovation.

Overall, the key drivers of U.S. mid-cap growth stocks were declining interest rates, resilient earnings growth, and continued investor enthusiasm for A.I. and technology-related investment themes. While periods of inflation and geopolitical uncertainty created volatility, strong fundamentals and improving economic conditions supported robust returns over the trailing 12-months.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MDYG	S&P 500 Index	S&P MidCap 400 Growth Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,450	$10,369	$10,452
08/31/16	$10,513	$10,383	$10,516
09/30/16	$10,368	$10,385	$10,373
10/31/16	$10,022	$10,196	$10,028
11/30/16	$10,601	$10,573	$10,609
12/31/16	$10,853	$10,782	$10,863
01/31/17	$11,064	$10,987	$11,075
02/28/17	$11,416	$11,423	$11,427
03/31/17	$11,404	$11,436	$11,416
04/30/17	$11,590	$11,554	$11,603
05/31/17	$11,641	$11,716	$11,656
06/30/17	$11,774	$11,790	$11,790
07/31/17	$11,866	$12,032	$11,885
08/31/17	$11,744	$12,069	$11,763
09/30/17	$12,144	$12,318	$12,166
10/31/17	$12,561	$12,605	$12,586
11/30/17	$13,018	$12,992	$13,045
12/31/17	$12,995	$13,136	$13,028
01/31/18	$13,559	$13,888	$13,594
02/28/18	$13,037	$13,377	$13,070
03/31/18	$13,168	$13,037	$13,203
04/30/18	$13,020	$13,087	$13,057
05/31/18	$13,544	$13,402	$13,582
06/30/18	$13,600	$13,484	$13,641
07/31/18	$13,785	$13,986	$13,829
08/31/18	$14,309	$14,442	$14,356
09/30/18	$14,133	$14,524	$14,180
10/31/18	$12,695	$13,531	$12,738
11/30/18	$13,120	$13,807	$13,166
12/31/18	$11,638	$12,560	$11,681
01/31/19	$12,717	$13,567	$12,767
02/28/19	$13,292	$14,003	$13,345
03/31/19	$13,371	$14,275	$13,427
04/30/19	$13,813	$14,853	$13,872
05/31/19	$12,936	$13,909	$12,990
06/30/19	$13,844	$14,889	$13,905
07/31/19	$14,016	$15,103	$14,079
08/31/19	$13,582	$14,864	$13,646
09/30/19	$13,755	$15,142	$13,821
10/31/19	$13,881	$15,470	$13,950
11/30/19	$14,317	$16,031	$14,390
12/31/19	$14,673	$16,515	$14,751
01/31/20	$14,494	$16,509	$14,573
02/29/20	$13,268	$15,150	$13,341
03/31/20	$11,040	$13,279	$11,104
04/30/20	$12,586	$14,981	$12,664
05/31/20	$13,706	$15,694	$13,793
06/30/20	$13,893	$16,006	$13,982
07/31/20	$14,736	$16,909	$14,837
08/31/20	$15,213	$18,124	$15,324
09/30/20	$14,852	$17,436	$14,961
10/31/20	$15,022	$16,972	$15,134
11/30/20	$16,892	$18,830	$17,021
12/31/20	$17,967	$19,554	$18,110
01/31/21	$18,297	$19,356	$18,445
02/28/21	$19,045	$19,890	$19,201
03/31/21	$19,497	$20,761	$19,660
04/30/21	$20,306	$21,869	$20,477
05/31/21	$19,947	$22,022	$20,118
06/30/21	$20,158	$22,536	$20,334
07/31/21	$20,349	$23,071	$20,529
08/31/21	$20,640	$23,773	$20,825
09/30/21	$19,757	$22,667	$19,937
10/31/21	$21,248	$24,255	$21,446
11/30/21	$20,489	$24,087	$20,682
12/31/21	$21,331	$25,167	$21,533
01/31/22	$19,114	$23,864	$19,297
02/28/22	$19,297	$23,150	$19,483
03/31/22	$19,398	$24,009	$19,586
04/30/22	$17,919	$21,916	$18,092
05/31/22	$17,781	$21,956	$17,958
06/30/22	$16,004	$20,144	$16,165
07/31/22	$18,034	$22,001	$18,217
08/31/22	$17,425	$21,104	$17,603
09/30/22	$15,886	$19,160	$16,046
10/31/22	$17,382	$20,711	$17,560
11/30/22	$18,378	$21,869	$18,568
12/31/22	$17,269	$20,609	$17,450
01/31/23	$18,495	$21,904	$18,693
02/28/23	$18,341	$21,369	$18,539
03/31/23	$18,131	$22,154	$18,329
04/30/23	$18,038	$22,500	$18,236
05/31/23	$17,534	$22,598	$17,728
06/30/23	$19,057	$24,091	$19,272
07/31/23	$19,778	$24,865	$20,004
08/31/23	$19,364	$24,469	$19,587
09/30/23	$18,436	$23,302	$18,648
10/31/23	$17,538	$22,812	$17,741
11/30/23	$18,868	$24,895	$19,089
12/31/23	$20,260	$26,026	$20,502
01/31/24	$20,181	$26,464	$20,428
02/29/24	$22,134	$27,877	$22,411
03/31/24	$23,405	$28,774	$23,700
04/30/24	$22,000	$27,599	$22,279
05/31/24	$22,905	$28,967	$23,196
06/30/24	$22,611	$30,006	$22,900
07/31/24	$23,562	$30,372	$23,866
08/31/24	$23,384	$31,108	$23,689
09/30/24	$23,648	$31,773	$23,960
10/31/24	$23,331	$31,485	$23,641
11/30/24	$25,373	$33,333	$25,714
12/31/24	$23,453	$32,538	$23,770
01/31/25	$24,330	$33,444	$24,662
02/28/25	$22,970	$33,008	$23,285
03/31/25	$21,487	$31,148	$21,783
04/30/25	$21,449	$30,937	$21,747
05/31/25	$22,775	$32,884	$23,095
06/30/25	$23,549	$34,556	$23,884
07/31/25	$24,055	$35,332	$24,401
08/31/25	$24,615	$36,048	$24,972
09/30/25	$24,859	$37,364	$25,220
10/31/25	$24,927	$38,239	$25,293
11/30/25	$25,212	$38,333	$25,585
12/31/25	$25,167	$38,356	$25,543
01/31/26	$26,166	$38,912	$26,561
02/28/26	$27,677	$38,616	$28,099
03/31/26	$26,143	$36,694	$26,543
04/30/26	$28,260	$40,544	$28,696
05/31/26	$29,651	$42,678	$30,114
06/30/26	$30,571	$42,271	$31,052

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
MDYG	29.82%	8.69%	11.82%
S&P 500 Index	22.32%	13.41%	15.51%
S&P MidCap 400 Growth Index	30.01%	8.84%	12.00%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,923,497,302
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 3,781,844
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,923,497,302 Number of Portfolio Holdings246 Portfolio Turnover Rate53% Total Advisory Fees Paid$3,781,844
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Aerospace & Defense	8.8%
Semiconductors & Semiconductor Equipment	7.4%
Machinery	6.6%
Construction & Engineering	5.3%
Biotechnology	5.1%
Electronic Equipment, Instruments & Components	4.5%
Software	4.1%
IT Services	3.5%
Electrical Equipment	3.4%
Hotels, Restaurants & Leisure	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Twilio, Inc., Class A	1.6%
Carpenter Technology Corp.	1.6%
Curtiss-Wright Corp.	1.5%
nVent Electric PLC	1.4%
ATI, Inc.	1.4%
TechnipFMC PLC	1.4%
Sterling Infrastructure, Inc.	1.4%
MasTec, Inc.	1.3%
Woodward, Inc.	1.3%
MACOM Technology Solutions Holdings, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Growth ETF to the State Street® SPDR® S&P 400™ Mid Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Growth ETF to the State Street® SPDR® S&P 400™ Mid Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019041
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 400™ Mid Cap Value ETF
Trading Symbol	MDYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Value ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 400™ Mid Cap Value ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Mid-cap value stocks delivered solid gains, benefiting from improving investor sentiment and economic resilience, although returns lagged the midcap growth segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MDYV	S&P 500 Index	S&P MidCap 400 Value Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,407	$10,369	$10,409
08/31/16	$10,447	$10,383	$10,450
09/30/16	$10,447	$10,385	$10,452
10/31/16	$10,227	$10,196	$10,233
11/30/16	$11,244	$10,573	$11,254
12/31/16	$11,463	$10,782	$11,475
01/31/17	$11,620	$10,987	$11,634
02/28/17	$11,849	$11,423	$11,865
03/31/17	$11,765	$11,436	$11,781
04/30/17	$11,760	$11,554	$11,777
05/31/17	$11,580	$11,716	$11,598
06/30/17	$11,831	$11,790	$11,847
07/31/17	$11,943	$12,032	$11,961
08/31/17	$11,695	$12,069	$11,713
09/30/17	$12,212	$12,318	$12,233
10/31/17	$12,333	$12,605	$12,356
11/30/17	$12,788	$12,992	$12,814
12/31/17	$12,856	$13,136	$12,889
01/31/18	$13,024	$13,888	$13,059
02/28/18	$12,365	$13,377	$12,398
03/31/18	$12,468	$13,037	$12,501
04/30/18	$12,548	$13,087	$12,583
05/31/18	$13,076	$13,402	$13,116
06/30/18	$13,129	$13,484	$13,170
07/31/18	$13,412	$13,986	$13,456
08/31/18	$13,752	$14,442	$13,799
09/30/18	$13,619	$14,524	$13,667
10/31/18	$12,409	$13,531	$12,454
11/30/18	$12,766	$13,807	$12,814
12/31/18	$11,317	$12,560	$11,358
01/31/19	$12,638	$13,567	$12,687
02/28/19	$13,134	$14,003	$13,187
03/31/19	$12,898	$14,275	$12,951
04/30/19	$13,511	$14,853	$13,568
05/31/19	$12,209	$13,909	$12,258
06/30/19	$13,218	$14,889	$13,274
07/31/19	$13,365	$15,103	$13,423
08/31/19	$12,645	$14,864	$12,701
09/30/19	$13,271	$15,142	$13,333
10/31/19	$13,445	$15,470	$13,511
11/30/19	$13,819	$16,031	$13,887
12/31/19	$14,246	$16,515	$14,321
01/31/20	$13,659	$16,509	$13,730
02/29/20	$12,207	$15,150	$12,267
03/31/20	$9,247	$13,279	$9,295
04/30/20	$10,570	$14,981	$10,629
05/31/20	$11,127	$15,694	$11,191
06/30/20	$11,256	$16,006	$11,316
07/31/20	$11,562	$16,909	$11,625
08/31/20	$12,001	$18,124	$12,068
09/30/20	$11,481	$17,436	$11,544
10/31/20	$11,880	$16,972	$11,947
11/30/20	$13,843	$18,830	$13,928
12/31/20	$14,760	$19,554	$14,855
01/31/21	$14,928	$19,356	$15,027
02/28/21	$16,348	$19,890	$16,460
03/31/21	$17,470	$20,761	$17,593
04/30/21	$18,307	$21,869	$18,439
05/31/21	$18,660	$22,022	$18,795
06/30/21	$18,132	$22,536	$18,268
07/31/21	$18,096	$23,071	$18,234
08/31/21	$18,526	$23,773	$18,672
09/30/21	$17,835	$22,667	$17,976
10/31/21	$18,621	$24,255	$18,772
11/30/21	$18,177	$24,087	$18,325
12/31/21	$19,245	$25,167	$19,408
01/31/22	$18,482	$23,864	$18,640
02/28/22	$18,712	$23,150	$18,874
03/31/22	$19,122	$24,009	$19,292
04/30/22	$17,855	$21,916	$18,014
05/31/22	$18,234	$21,956	$18,400
06/30/22	$16,540	$20,144	$16,690
07/31/22	$18,057	$22,001	$18,225
08/31/22	$17,540	$21,104	$17,705
09/30/22	$15,875	$19,160	$16,021
10/31/22	$17,700	$20,711	$17,868
11/30/22	$18,839	$21,869	$19,023
12/31/22	$17,886	$20,609	$18,063
01/31/23	$19,921	$21,904	$20,121
02/28/23	$19,365	$21,369	$19,559
03/31/23	$18,334	$22,154	$18,517
04/30/23	$18,137	$22,500	$18,319
05/31/23	$17,480	$22,598	$17,655
06/30/23	$19,160	$24,091	$19,355
07/31/23	$20,014	$24,865	$20,221
08/31/23	$19,263	$24,469	$19,463
09/30/23	$18,157	$23,302	$18,344
10/31/23	$17,090	$22,812	$17,266
11/30/23	$18,719	$24,895	$18,916
12/31/23	$20,618	$26,026	$20,843
01/31/24	$19,980	$26,464	$20,198
02/29/24	$20,363	$27,877	$20,589
03/31/24	$21,458	$28,774	$21,701
04/30/24	$20,160	$27,599	$20,389
05/31/24	$21,100	$28,967	$21,342
06/30/24	$20,697	$30,006	$20,937
07/31/24	$22,259	$30,372	$22,520
08/31/24	$22,397	$31,108	$22,664
09/30/24	$22,657	$31,773	$22,929
10/31/24	$22,643	$31,485	$22,918
11/30/24	$24,641	$33,333	$24,946
12/31/24	$22,996	$32,538	$23,284
01/31/25	$23,902	$33,444	$24,205
02/28/25	$23,173	$33,008	$23,469
03/31/25	$22,138	$31,148	$22,422
04/30/25	$21,175	$30,937	$21,445
05/31/25	$22,132	$32,884	$22,417
06/30/25	$22,958	$34,556	$23,259
07/31/25	$23,187	$35,332	$23,494
08/31/25	$24,249	$36,048	$24,574
09/30/25	$24,216	$37,364	$24,544
10/31/25	$23,896	$38,239	$24,221
11/30/25	$24,625	$38,333	$24,964
12/31/25	$24,705	$38,356	$25,049
01/31/26	$25,717	$38,912	$26,081
02/28/26	$26,328	$38,616	$26,702
03/31/26	$24,942	$36,694	$25,300
04/30/26	$26,832	$40,544	$27,223
05/31/26	$26,798	$42,678	$27,191
06/30/26	$27,892	$42,271	$28,306

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
MDYV	21.49%	8.99%	10.80%
S&P 500 Index	22.32%	13.41%	15.51%
S&P MidCap 400 Value Index	21.70%	9.15%	10.97%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,733,379,054
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 3,720,215
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,733,379,054 Number of Portfolio Holdings301 Portfolio Turnover Rate38% Total Advisory Fees Paid$3,720,215
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	11.3%
Oil, Gas & Consumable Fuels	5.6%
Insurance	5.3%
Machinery	4.8%
Specialty Retail	4.1%
Semiconductors & Semiconductor Equipment	4.0%
Consumer Staples Distribution & Retail	3.9%
Electronic Equipment, Instruments & Components	3.6%
Metals & Mining	2.8%
Trading Companies & Distributors	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Foods Holding Corp.	1.3%
TD SYNNEX Corp.	1.2%
Reliance, Inc.	1.1%
Performance Food Group Co.	1.0%
WESCO International, Inc.	1.0%
Entegris, Inc.	0.9%
Annaly Capital Management, Inc. REIT	0.9%
Regal Rexnord Corp.	0.9%
Toll Brothers, Inc.	0.9%
Pinnacle Financial Partners, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Value ETF to the State Street® SPDR® S&P 400™ Mid Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Value ETF to the State Street® SPDR® S&P 400™ Mid Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019043
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 600™ Small Cap Growth ETF
Trading Symbol	SLYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Growth ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 600™ Small Cap Growth ETF	$18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, resilient corporate fundamentals, and AI-related spending despite geopolitical uncertainty, a hawkish tone from the U.S. Federal Reserve and inflationary pressures due to the Iran war. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SLYG	S&P 500 Index	S&P SmallCap 600 Growth Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,501	$10,369	$10,502
08/31/16	$10,666	$10,383	$10,667
09/30/16	$10,716	$10,385	$10,717
10/31/16	$10,157	$10,196	$10,158
11/30/16	$11,350	$10,573	$11,354
12/31/16	$11,744	$10,782	$11,752
01/31/17	$11,772	$10,987	$11,781
02/28/17	$11,974	$11,423	$11,985
03/31/17	$12,025	$11,436	$12,038
04/30/17	$12,169	$11,554	$12,182
05/31/17	$11,925	$11,716	$11,938
06/30/17	$12,275	$11,790	$12,290
07/31/17	$12,428	$12,032	$12,444
08/31/17	$12,129	$12,069	$12,146
09/30/17	$12,962	$12,318	$12,984
10/31/17	$13,127	$12,605	$13,148
11/30/17	$13,559	$12,992	$13,582
12/31/17	$13,454	$13,136	$13,490
01/31/18	$13,935	$13,888	$13,974
02/28/18	$13,434	$13,377	$13,471
03/31/18	$13,779	$13,037	$13,816
04/30/18	$13,829	$13,087	$13,869
05/31/18	$14,806	$13,402	$14,851
06/30/18	$15,009	$13,484	$15,056
07/31/18	$15,570	$13,986	$15,621
08/31/18	$16,602	$14,442	$16,659
09/30/18	$16,052	$14,524	$16,107
10/31/18	$14,276	$13,531	$14,323
11/30/18	$14,633	$13,807	$14,681
12/31/18	$12,898	$12,560	$12,943
01/31/19	$14,067	$13,567	$14,119
02/28/19	$14,697	$14,003	$14,754
03/31/19	$14,289	$14,275	$14,346
04/30/19	$14,777	$14,853	$14,840
05/31/19	$13,671	$13,909	$13,728
06/30/19	$14,639	$14,889	$14,704
07/31/19	$14,802	$15,103	$14,869
08/31/19	$14,225	$14,864	$14,291
09/30/19	$14,364	$15,142	$14,431
10/31/19	$14,649	$15,470	$14,719
11/30/19	$15,150	$16,031	$15,224
12/31/19	$15,597	$16,515	$15,678
01/31/20	$15,347	$16,509	$15,426
02/29/20	$13,962	$15,150	$14,032
03/31/20	$11,211	$13,279	$11,271
04/30/20	$12,544	$14,981	$12,612
05/31/20	$13,285	$15,694	$13,361
06/30/20	$13,789	$16,006	$13,869
07/31/20	$14,546	$16,909	$14,634
08/31/20	$14,981	$18,124	$15,073
09/30/20	$14,355	$17,436	$14,442
10/31/20	$14,589	$16,972	$14,681
11/30/20	$17,100	$18,830	$17,212
12/31/20	$18,625	$19,554	$18,751
01/31/21	$19,792	$19,356	$19,929
02/28/21	$20,681	$19,890	$20,825
03/31/21	$20,904	$20,761	$21,051
04/30/21	$21,332	$21,869	$21,486
05/31/21	$21,350	$22,022	$21,508
06/30/21	$21,681	$22,536	$21,843
07/31/21	$21,657	$23,071	$21,821
08/31/21	$22,113	$23,773	$22,285
09/30/21	$21,350	$22,667	$21,517
10/31/21	$22,222	$24,255	$22,401
11/30/21	$21,768	$24,087	$21,945
12/31/21	$22,803	$25,167	$22,993
01/31/22	$20,495	$23,864	$20,666
02/28/22	$20,574	$23,150	$20,749
03/31/22	$20,627	$24,009	$20,806
04/30/22	$18,668	$21,916	$18,829
05/31/22	$18,924	$21,956	$19,090
06/30/22	$17,402	$20,144	$17,556
07/31/22	$19,420	$22,001	$19,597
08/31/22	$18,523	$21,104	$18,693
09/30/22	$16,811	$19,160	$16,963
10/31/22	$18,495	$20,711	$18,667
11/30/22	$19,302	$21,869	$19,491
12/31/22	$17,974	$20,609	$18,147
01/31/23	$19,269	$21,904	$19,458
02/28/23	$19,115	$21,369	$19,301
03/31/23	$18,356	$22,154	$18,535
04/30/23	$17,786	$22,500	$17,954
05/31/23	$17,819	$22,598	$17,990
06/30/23	$19,235	$24,091	$19,421
07/31/23	$20,195	$24,865	$20,395
08/31/23	$19,517	$24,469	$19,709
09/30/23	$18,416	$23,302	$18,594
10/31/23	$17,466	$22,812	$17,634
11/30/23	$18,773	$24,895	$18,956
12/31/23	$21,033	$26,026	$21,250
01/31/24	$20,494	$26,464	$20,709
02/29/24	$21,368	$27,877	$21,595
03/31/24	$22,026	$28,774	$22,264
04/30/24	$20,980	$27,599	$21,208
05/31/24	$22,123	$28,967	$22,367
06/30/24	$21,713	$30,006	$21,952
07/31/24	$23,857	$30,372	$24,127
08/31/24	$23,465	$31,108	$23,731
09/30/24	$23,651	$31,773	$23,922
10/31/24	$22,802	$31,485	$23,064
11/30/24	$25,349	$33,333	$25,645
12/31/24	$23,026	$32,538	$23,296
01/31/25	$23,937	$33,444	$24,220
02/28/25	$22,522	$33,008	$22,789
03/31/25	$21,186	$31,148	$21,441
04/30/25	$20,642	$30,937	$20,891
05/31/25	$21,885	$32,884	$22,152
06/30/25	$22,713	$34,556	$22,995
07/31/25	$22,841	$35,332	$23,127
08/31/25	$24,083	$36,048	$24,388
09/30/25	$24,222	$37,364	$24,531
10/31/25	$23,880	$38,239	$24,186
11/30/25	$24,481	$38,333	$24,798
12/31/25	$24,231	$38,356	$24,547
01/31/26	$25,387	$38,912	$25,723
02/28/26	$26,134	$38,616	$26,481
03/31/26	$24,887	$36,694	$25,220
04/30/26	$27,781	$40,544	$28,160
05/31/26	$28,071	$42,678	$28,458
06/30/26	$30,754	$42,271	$31,186

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SLYG	35.40%	7.24%	11.89%
S&P 500 Index	22.32%	13.41%	15.51%
S&P SmallCap 600 Growth Index	35.62%	7.38%	12.05%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,225,045,134
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 5,835,799
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$5,225,045,134 Number of Portfolio Holdings351 Portfolio Turnover Rate53% Total Advisory Fees Paid$5,835,799
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Biotechnology	6.5%
Machinery	6.0%
Construction & Engineering	5.1%
Semiconductors & Semiconductor Equipment	5.0%
Software	4.6%
Banks	4.6%
Capital Markets	4.5%
Pharmaceuticals	3.9%
Health Care Providers & Services	3.8%
Electronic Equipment, Instruments & Components	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
FormFactor, Inc.	1.4%
Viasat, Inc.	1.3%
Argan, Inc.	1.2%
BrightSpring Health Services, Inc.	1.2%
Krystal Biotech, Inc.	1.1%
ESCO Technologies, Inc.	1.0%
Alkermes PLC	1.0%
Everus Construction Group, Inc.	0.9%
StoneX Group, Inc.	0.9%
Corcept Therapeutics, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Growth ETF to the State Street® SPDR® S&P 600™ Small Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Growth ETF to the State Street® SPDR® S&P 600™ Small Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019027
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 600™ Small Cap Value ETF
Trading Symbol	SLYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Value ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P 600™ Small Cap Value ETF	$18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, resilient corporate fundamentals, and AI-related spending despite geopolitical uncertainty, a hawkish tone from the U.S. Federal Reserve and inflationary pressures due to the Iran war. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SLYV	S&P 500 Index	S&P SmallCap 600 Value Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,514	$10,369	$10,517
08/31/16	$10,631	$10,383	$10,635
09/30/16	$10,717	$10,385	$10,723
10/31/16	$10,319	$10,196	$10,324
11/30/16	$11,691	$10,573	$11,700
12/31/16	$12,062	$10,782	$12,075
01/31/17	$11,929	$10,987	$11,942
02/28/17	$12,100	$11,423	$12,114
03/31/17	$12,020	$11,436	$12,024
04/30/17	$12,089	$11,554	$12,093
05/31/17	$11,817	$11,716	$11,820
06/30/17	$12,176	$11,790	$12,179
07/31/17	$12,260	$12,032	$12,262
08/31/17	$11,925	$12,069	$11,926
09/30/17	$12,939	$12,318	$12,944
10/31/17	$13,022	$12,605	$13,025
11/30/17	$13,509	$12,992	$13,512
12/31/17	$13,443	$13,136	$13,465
01/31/18	$13,636	$13,888	$13,659
02/28/18	$13,069	$13,377	$13,091
03/31/18	$13,264	$13,037	$13,286
04/30/18	$13,483	$13,087	$13,506
05/31/18	$14,273	$13,402	$14,299
06/30/18	$14,398	$13,484	$14,427
07/31/18	$14,770	$13,986	$14,803
08/31/18	$15,235	$14,442	$15,268
09/30/18	$14,772	$14,524	$14,803
10/31/18	$13,312	$13,531	$13,336
11/30/18	$13,390	$13,807	$13,416
12/31/18	$11,737	$12,560	$11,763
01/31/19	$13,174	$13,567	$13,209
02/28/19	$13,726	$14,003	$13,766
03/31/19	$13,189	$14,275	$13,227
04/30/19	$13,755	$14,853	$13,798
05/31/19	$12,386	$13,909	$12,426
06/30/19	$13,347	$14,889	$13,393
07/31/19	$13,500	$15,103	$13,548
08/31/19	$12,807	$14,864	$12,853
09/30/19	$13,539	$15,142	$13,588
10/31/19	$13,798	$15,470	$13,846
11/30/19	$14,169	$16,031	$14,222
12/31/19	$14,591	$16,515	$14,649
01/31/20	$13,654	$16,509	$13,708
02/29/20	$12,260	$15,150	$12,305
03/31/20	$9,145	$13,279	$9,174
04/30/20	$10,393	$14,981	$10,426
05/31/20	$10,640	$15,694	$10,675
06/30/20	$11,040	$16,006	$11,065
07/31/20	$11,310	$16,909	$11,338
08/31/20	$11,896	$18,124	$11,926
09/30/20	$11,270	$17,436	$11,297
10/31/20	$11,678	$16,972	$11,707
11/30/20	$13,913	$18,830	$13,954
12/31/20	$14,969	$19,554	$15,020
01/31/21	$15,909	$19,356	$15,964
02/28/21	$17,623	$19,890	$17,690
03/31/21	$18,577	$20,761	$18,650
04/30/21	$18,949	$21,869	$19,026
05/31/21	$19,670	$22,022	$19,751
06/30/21	$19,532	$22,536	$19,614
07/31/21	$18,682	$23,071	$18,761
08/31/21	$19,037	$23,773	$19,120
09/30/21	$18,739	$22,667	$18,826
10/31/21	$19,264	$24,255	$19,359
11/30/21	$18,783	$24,087	$18,873
12/31/21	$19,559	$25,167	$19,668
01/31/22	$18,713	$23,864	$18,818
02/28/22	$19,148	$23,150	$19,259
03/31/22	$19,232	$24,009	$19,346
04/30/22	$18,028	$21,916	$18,134
05/31/22	$18,439	$21,956	$18,550
06/30/22	$16,780	$20,144	$16,882
07/31/22	$18,220	$22,001	$18,337
08/31/22	$17,459	$21,104	$17,569
09/30/22	$15,641	$19,160	$15,737
10/31/22	$17,889	$20,711	$18,004
11/30/22	$18,594	$21,869	$18,717
12/31/22	$17,381	$20,609	$17,496
01/31/23	$19,452	$21,904	$19,588
02/28/23	$19,128	$21,369	$19,262
03/31/23	$17,904	$22,154	$18,030
04/30/23	$17,471	$22,500	$17,594
05/31/23	$16,819	$22,598	$16,937
06/30/23	$18,249	$24,091	$18,380
07/31/23	$19,343	$24,865	$19,485
08/31/23	$18,390	$24,469	$18,527
09/30/23	$17,226	$23,302	$17,352
10/31/23	$16,145	$22,812	$16,262
11/30/23	$17,594	$24,895	$17,725
12/31/23	$19,938	$26,026	$20,101
01/31/24	$18,870	$26,464	$19,023
02/29/24	$19,309	$27,877	$19,469
03/31/24	$19,958	$28,774	$20,128
04/30/24	$18,661	$27,599	$18,819
05/31/24	$19,518	$28,967	$19,686
06/30/24	$18,989	$30,006	$19,152
07/31/24	$21,206	$30,372	$21,393
08/31/24	$20,941	$31,108	$21,128
09/30/24	$21,127	$31,773	$21,316
10/31/24	$20,761	$31,485	$20,950
11/30/24	$22,974	$33,333	$23,189
12/31/24	$21,417	$32,538	$21,621
01/31/25	$21,805	$33,444	$22,013
02/28/25	$20,608	$33,008	$20,801
03/31/25	$19,296	$31,148	$19,477
04/30/25	$18,171	$30,937	$18,342
05/31/25	$18,962	$32,884	$19,144
06/30/25	$19,773	$34,556	$19,967
07/31/25	$20,030	$35,332	$20,228
08/31/25	$21,780	$36,048	$22,002
09/30/25	$22,080	$37,364	$22,306
10/31/25	$22,008	$38,239	$22,232
11/30/25	$22,613	$38,333	$22,850
12/31/25	$22,825	$38,356	$23,070
01/31/26	$24,294	$38,912	$24,561
02/28/26	$24,631	$38,616	$24,904
03/31/26	$23,809	$36,694	$24,066
04/30/26	$25,989	$40,544	$26,279
05/31/26	$26,252	$42,678	$26,549
06/30/26	$27,584	$42,271	$27,899

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SLYV	39.50%	7.15%	10.68%
S&P 500 Index	22.32%	13.41%	15.51%
S&P SmallCap 600 Value Index	39.72%	7.30%	10.80%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,890,831,724
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 6,299,411
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,890,831,724 Number of Portfolio Holdings464 Portfolio Turnover Rate59% Total Advisory Fees Paid$6,299,411
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	12.9%
Semiconductors & Semiconductor Equipment	6.1%
Specialty Retail	4.3%
Chemicals	4.2%
Oil, Gas & Consumable Fuels	3.9%
Electronic Equipment, Instruments & Components	3.5%
Household Durables	3.1%
Health Care Providers & Services	2.8%
Health Care Equipment & Supplies	2.8%
Machinery	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Molina Healthcare, Inc.	1.3%
Match Group, Inc.	1.0%
Eastman Chemical Co.	0.8%
CarMax, Inc.	0.8%
Jackson Financial, Inc., Class A	0.8%
Kulicke & Soffa Industries, Inc.	0.8%
Pool Corp.	0.7%
LKQ Corp.	0.7%
Victoria's Secret & Co.	0.7%
Vishay Intertechnology, Inc.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Value ETF to the State Street® SPDR® S&P 600™ Small Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Value ETF to the State Street® SPDR® S&P 600™ Small Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033534
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aerospace & Defense ETF
Trading Symbol	XAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Aerospace & Defense ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Aerospace & Defense ETF	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund delivered strong results (+35.23%), supported by robust commercial aviation demand, growing defense budgets, and continued investment in next-generation technologies. Commercial aircraft manufacturers benefited from record travel demand and historically large order backlogs, while defense contractors saw sustained demand driven by geopolitical tensions, military modernization initiatives, and increased spending on missile systems, cybersecurity, and space capabilities. Despite ongoing supply-chain constraints and tariff-related uncertainty, industry fundamentals remained favorable, with strong revenue visibility supported by multiyear backlogs and improving production rates. For the fiscal year, The Fund widely outperformed the impressive gains of the S&P 500 (+22.32%), benefiting from both cyclical recovery in commercial aerospace and structural growth in defense spending. The third fiscal quarter was the largest differentiator as the industry beat the S&P 500 by more than 10% over that period thanks primarily to military spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	XAR	S&P 500 Index	S&P Aerospace & Defense Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,350	$10,369	$10,354
08/31/16	$10,504	$10,383	$10,505
09/30/16	$10,461	$10,385	$10,464
10/31/16	$10,459	$10,196	$10,466
11/30/16	$11,623	$10,573	$11,639
12/31/16	$11,435	$10,782	$11,455
01/31/17	$11,608	$10,987	$11,632
02/28/17	$12,413	$11,423	$12,443
03/31/17	$12,075	$11,436	$12,107
04/30/17	$12,408	$11,554	$12,444
05/31/17	$12,726	$11,716	$12,768
06/30/17	$12,740	$11,790	$12,786
07/31/17	$13,194	$12,032	$13,246
08/31/17	$13,744	$12,069	$13,803
09/30/17	$14,498	$12,318	$14,567
10/31/17	$14,777	$12,605	$14,852
11/30/17	$15,032	$12,992	$15,113
12/31/17	$15,187	$13,136	$15,277
01/31/18	$16,083	$13,888	$16,183
02/28/18	$16,059	$13,377	$16,163
03/31/18	$15,822	$13,037	$15,929
04/30/18	$15,494	$13,087	$15,603
05/31/18	$16,148	$13,402	$16,267
06/30/18	$15,880	$13,484	$16,002
07/31/18	$17,124	$13,986	$17,263
08/31/18	$17,513	$14,442	$17,660
09/30/18	$18,252	$14,524	$18,409
10/31/18	$16,176	$13,531	$16,311
11/30/18	$16,085	$13,807	$16,223
12/31/18	$14,508	$12,560	$14,634
01/31/19	$16,442	$13,567	$16,589
02/28/19	$17,584	$14,003	$17,748
03/31/19	$16,904	$14,275	$17,066
04/30/19	$17,854	$14,853	$18,030
05/31/19	$17,768	$13,909	$17,949
06/30/19	$19,175	$14,889	$19,377
07/31/19	$19,503	$15,103	$19,715
08/31/19	$19,808	$14,864	$20,032
09/30/19	$19,776	$15,142	$20,007
10/31/19	$19,535	$15,470	$19,768
11/30/19	$20,508	$16,031	$20,759
12/31/19	$20,203	$16,515	$20,456
01/31/20	$20,858	$16,509	$21,128
02/29/20	$18,536	$15,150	$18,778
03/31/20	$14,157	$13,279	$14,354
04/30/20	$15,146	$14,981	$15,361
05/31/20	$16,408	$15,694	$16,648
06/30/20	$16,331	$16,006	$16,574
07/31/20	$15,959	$16,909	$16,196
08/31/20	$16,851	$18,124	$17,105
09/30/20	$16,278	$17,436	$16,531
10/31/20	$15,892	$16,972	$16,142
11/30/20	$19,911	$18,830	$20,229
12/31/20	$21,427	$19,554	$21,776
01/31/21	$20,882	$19,356	$21,226
02/28/21	$22,252	$19,890	$22,625
03/31/21	$23,574	$20,761	$23,980
04/30/21	$24,049	$21,869	$24,471
05/31/21	$24,324	$22,022	$24,757
06/30/21	$24,859	$22,536	$25,309
07/31/21	$23,940	$23,071	$24,379
08/31/21	$23,030	$23,773	$23,458
09/30/21	$22,434	$22,667	$22,858
10/31/21	$22,441	$24,255	$22,873
11/30/21	$21,005	$24,087	$21,410
12/31/21	$21,936	$25,167	$22,369
01/31/22	$20,749	$23,864	$21,164
02/28/22	$23,114	$23,150	$23,584
03/31/22	$23,465	$24,009	$23,950
04/30/22	$21,213	$21,916	$21,654
05/31/22	$20,394	$21,956	$20,820
06/30/22	$18,980	$20,144	$19,380
07/31/22	$20,589	$22,001	$21,030
08/31/22	$19,686	$21,104	$20,110
09/30/22	$17,326	$19,160	$17,700
10/31/22	$20,072	$20,711	$20,513
11/30/22	$20,858	$21,869	$21,324
12/31/22	$20,838	$20,609	$21,308
01/31/23	$22,370	$21,904	$22,883
02/28/23	$22,476	$21,369	$22,997
03/31/23	$22,150	$22,154	$22,668
04/30/23	$21,689	$22,500	$22,202
05/31/23	$21,005	$22,598	$21,506
06/30/23	$23,059	$24,091	$23,620
07/31/23	$23,722	$24,865	$24,306
08/31/23	$23,148	$24,469	$23,724
09/30/23	$21,289	$23,302	$21,822
10/31/23	$21,851	$22,812	$22,404
11/30/23	$24,281	$24,895	$24,903
12/31/23	$25,767	$26,026	$26,440
01/31/24	$24,598	$26,464	$25,243
02/29/24	$26,080	$27,877	$26,774
03/31/24	$26,822	$28,774	$27,546
04/30/24	$25,892	$27,599	$26,593
05/31/24	$27,332	$28,967	$28,076
06/30/24	$26,714	$30,006	$27,449
07/31/24	$28,726	$30,372	$29,523
08/31/24	$29,708	$31,108	$30,543
09/30/24	$30,074	$31,773	$30,929
10/31/24	$29,382	$31,485	$30,226
11/30/24	$33,718	$33,333	$34,698
12/31/24	$31,738	$32,538	$32,671
01/31/25	$33,601	$33,444	$34,602
02/28/25	$31,866	$33,008	$32,821
03/31/25	$30,866	$31,148	$31,801
04/30/25	$32,795	$30,937	$33,799
05/31/25	$36,763	$32,884	$37,901
06/30/25	$40,471	$34,556	$41,742
07/31/25	$41,565	$35,332	$42,883
08/31/25	$41,788	$36,048	$43,125
09/30/25	$45,248	$37,364	$46,719
10/31/25	$47,888	$38,239	$49,459
11/30/25	$44,371	$38,333	$45,838
12/31/25	$46,402	$38,356	$47,956
01/31/26	$52,586	$38,912	$54,364
02/28/26	$54,465	$38,616	$56,321
03/31/26	$48,947	$36,694	$50,627
04/30/26	$49,915	$40,544	$51,643
05/31/26	$55,498	$42,678	$57,435
06/30/26	$54,728	$42,271	$56,663

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XAR	35.23%	17.10%	18.53%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Aerospace & Defense Select Industry Index	35.75%	17.49%	18.94%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,468,306,309
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 18,005,700
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$6,468,306,309 Number of Portfolio Holdings50 Portfolio Turnover Rate33% Total Advisory Fees Paid$18,005,700
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Aerospace & Defense	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
VSE Corp.	3.4%
Axon Enterprise, Inc.	3.2%
StandardAero, Inc.	3.1%
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	3.0%
General Electric Co.	3.0%
Woodward, Inc.	3.0%
HEICO Corp.	2.9%
Moog, Inc., Class A	2.9%
TransDigm Group, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Aerospace & Defense ETF to the State Street® SPDR® S&P® Aerospace & Defense ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Aerospace & Defense ETF to the State Street® SPDR® S&P® Aerospace & Defense ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019030
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bank ETF
Trading Symbol	KBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Bank ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Bank ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance during the reporting period was influenced primarily by changing expectations for U.S. economic growth, monetary policy, and the earnings outlook for the banking sector. Investors generally became more constructive on bank stocks as concerns about a recession eased and confidence increased that economic activity would remain resilient, supporting loan demand and credit quality. Expectations for the U.S. Federal Reserve interest-rate reductions, combined with a relatively steepening yield curve, improved sentiment toward future net interest income and profitability for many banks. In addition, strong capital positions, favorable stress-test results, and the prospect of a more accommodative regulatory environment supported valuations across the industry. Bank earnings generally benefited from stable credit performance, disciplined expense management, and growing fee-based revenue, although higher funding costs and competitive deposit pricing remained headwinds. Overall, the sector advanced as investors focused on improving profitability, capital return opportunities, and a constructive outlook for the U.S. banking industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	KBE	S&P 500 Index	S&P Banks Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,435	$10,369	$10,439
08/31/16	$11,201	$10,383	$11,210
09/30/16	$10,996	$10,385	$11,008
10/31/16	$11,413	$10,196	$11,430
11/30/16	$13,538	$10,573	$13,570
12/31/16	$14,377	$10,782	$14,419
01/31/17	$14,370	$10,987	$14,410
02/28/17	$14,913	$11,423	$14,959
03/31/17	$14,258	$11,436	$14,301
04/30/17	$14,097	$11,554	$14,142
05/31/17	$13,624	$11,716	$13,670
06/30/17	$14,497	$11,790	$14,551
07/31/17	$14,431	$12,032	$14,490
08/31/17	$13,876	$12,069	$13,935
09/30/17	$15,049	$12,318	$15,123
10/31/17	$15,237	$12,605	$15,316
11/30/17	$15,850	$12,992	$15,939
12/31/17	$15,868	$13,136	$15,961
01/31/18	$16,833	$13,888	$16,939
02/28/18	$16,541	$13,377	$16,649
03/31/18	$16,121	$13,037	$16,231
04/30/18	$16,148	$13,087	$16,263
05/31/18	$16,419	$13,402	$16,542
06/30/18	$15,934	$13,484	$16,058
07/31/18	$16,300	$13,986	$16,433
08/31/18	$16,687	$14,442	$16,828
09/30/18	$15,854	$14,524	$15,990
10/31/18	$14,505	$13,531	$14,629
11/30/18	$15,038	$13,807	$15,173
12/31/18	$12,758	$12,560	$12,867
01/31/19	$14,557	$13,567	$14,690
02/28/19	$15,465	$14,003	$15,612
03/31/19	$14,334	$14,275	$14,470
04/30/19	$15,610	$14,853	$15,765
05/31/19	$14,061	$13,909	$14,201
06/30/19	$15,023	$14,889	$15,173
07/31/19	$15,483	$15,103	$15,644
08/31/19	$14,171	$14,864	$14,314
09/30/19	$15,009	$15,142	$15,169
10/31/19	$15,345	$15,470	$15,513
11/30/19	$16,078	$16,031	$16,260
12/31/19	$16,557	$16,515	$16,751
01/31/20	$15,477	$16,509	$15,661
02/29/20	$13,559	$15,150	$13,718
03/31/20	$9,499	$13,279	$9,612
04/30/20	$11,018	$14,981	$11,150
05/31/20	$11,070	$15,694	$11,206
06/30/20	$11,219	$16,006	$11,357
07/31/20	$11,031	$16,909	$11,169
08/31/20	$11,317	$18,124	$11,464
09/30/20	$10,579	$17,436	$10,708
10/31/20	$11,907	$16,972	$12,058
11/30/20	$13,864	$18,830	$14,049
12/31/20	$15,110	$19,554	$15,320
01/31/21	$15,452	$19,356	$15,671
02/28/21	$17,985	$19,890	$18,246
03/31/21	$18,868	$20,761	$19,147
04/30/21	$19,517	$21,869	$19,812
05/31/21	$19,983	$22,022	$20,292
06/30/21	$18,750	$22,536	$19,047
07/31/21	$18,079	$23,071	$18,370
08/31/21	$19,043	$23,773	$19,359
09/30/21	$19,421	$22,667	$19,752
10/31/21	$20,319	$24,255	$20,673
11/30/21	$19,719	$24,087	$20,066
12/31/21	$20,164	$25,167	$20,531
01/31/22	$20,353	$23,864	$20,732
02/28/22	$20,942	$23,150	$21,338
03/31/22	$19,468	$24,009	$19,838
04/30/22	$17,515	$21,916	$17,852
05/31/22	$18,310	$21,956	$18,669
06/30/22	$16,433	$20,144	$16,760
07/31/22	$18,187	$22,001	$18,553
08/31/22	$17,850	$21,104	$18,212
09/30/22	$16,679	$19,160	$17,020
10/31/22	$18,299	$20,711	$18,680
11/30/22	$18,672	$21,869	$19,069
12/31/22	$17,184	$20,609	$17,554
01/31/23	$18,552	$21,904	$18,958
02/28/23	$18,358	$21,369	$18,765
03/31/23	$14,218	$22,154	$14,524
04/30/23	$14,040	$22,500	$14,346
05/31/23	$13,047	$22,598	$13,333
06/30/23	$13,913	$24,091	$14,217
07/31/23	$16,224	$24,865	$16,585
08/31/23	$15,109	$24,469	$15,447
09/30/23	$14,387	$23,302	$14,705
10/31/23	$13,797	$22,812	$14,097
11/30/23	$15,746	$24,895	$16,098
12/31/23	$18,107	$26,026	$18,523
01/31/24	$17,622	$26,464	$18,031
02/29/24	$17,482	$27,877	$17,894
03/31/24	$18,656	$28,774	$19,111
04/30/24	$17,562	$27,599	$17,995
05/31/24	$18,315	$28,967	$18,773
06/30/24	$18,502	$30,006	$18,972
07/31/24	$21,509	$30,372	$22,060
08/31/24	$21,493	$31,108	$22,051
09/30/24	$21,222	$31,773	$21,776
10/31/24	$21,938	$31,485	$22,517
11/30/24	$24,791	$33,333	$25,456
12/31/24	$22,402	$32,538	$23,005
01/31/25	$23,779	$33,444	$24,428
02/28/25	$23,141	$33,008	$23,777
03/31/25	$21,532	$31,148	$22,131
04/30/25	$20,596	$30,937	$21,171
05/31/25	$21,641	$32,884	$22,247
06/30/25	$22,823	$34,556	$23,474
07/31/25	$23,010	$35,332	$23,673
08/31/25	$24,983	$36,048	$25,714
09/30/25	$24,488	$37,364	$25,207
10/31/25	$23,361	$38,239	$24,052
11/30/25	$24,297	$38,333	$25,025
12/31/25	$25,166	$38,356	$25,930
01/31/26	$26,345	$38,912	$27,154
02/28/26	$25,325	$38,616	$26,106
03/31/26	$24,825	$36,694	$25,603
04/30/26	$26,772	$40,544	$27,621
05/31/26	$26,480	$42,678	$27,328
06/30/26	$28,586	$42,271	$29,520

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
KBE	25.25%	8.80%	11.07%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Banks Select Industry Index	25.76%	9.16%	11.43%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,507,333,989
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,073,865
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,507,333,989 Number of Portfolio Holdings105 Portfolio Turnover Rate26% Total Advisory Fees Paid$5,073,865
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Banks	86.0%
Financial Services	11.9%
Capital Markets	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Rocket Cos., Inc., Class A	1.2%
Nicolet Bankshares, Inc.	1.1%
Bancorp, Inc.	1.1%
NMI Holdings, Inc.	1.0%
Axos Financial, Inc.	1.0%
MGIC Investment Corp.	1.0%
Essent Group Ltd.	1.0%
Atlantic Union Bankshares Corp.	1.0%
WesBanco, Inc.	1.0%
PennyMac Financial Services, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Bank ETF to the State Street® SPDR® S&P® Bank ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Bank ETF to the State Street® SPDR® S&P® Bank ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000027706
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Biotech ETF
Trading Symbol	XBI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Biotech ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Biotech ETF	$51	0.35%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Biotechnology stocks delivered a strong rebound, supported by renewed investor confidence, accelerating innovation, and heightened M&A activity across the industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	XBI	S&P 500 Index	S&P Biotechnology Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$11,466	$10,369	$11,468
08/31/16	$11,102	$10,383	$11,100
09/30/16	$12,242	$10,385	$12,242
10/31/16	$10,348	$10,196	$10,347
11/30/16	$11,573	$10,573	$11,572
12/31/16	$10,938	$10,782	$10,938
01/31/17	$11,992	$10,987	$11,995
02/28/17	$12,985	$11,423	$12,991
03/31/17	$12,829	$11,436	$12,837
04/30/17	$13,208	$11,554	$13,218
05/31/17	$12,525	$11,716	$12,535
06/30/17	$14,280	$11,790	$14,299
07/31/17	$14,459	$12,032	$14,477
08/31/17	$15,538	$12,069	$15,547
09/30/17	$16,019	$12,318	$16,030
10/31/17	$15,489	$12,605	$15,498
11/30/17	$15,426	$12,992	$15,436
12/31/17	$15,715	$13,136	$15,735
01/31/18	$17,290	$13,888	$17,313
02/28/18	$16,727	$13,377	$16,748
03/31/18	$16,272	$13,037	$16,289
04/30/18	$16,108	$13,087	$16,120
05/31/18	$17,736	$13,402	$17,749
06/30/18	$17,663	$13,484	$17,676
07/31/18	$17,650	$13,986	$17,660
08/31/18	$18,595	$14,442	$18,602
09/30/18	$17,806	$14,524	$17,808
10/31/18	$14,707	$13,531	$14,709
11/30/18	$15,140	$13,807	$15,142
12/31/18	$13,373	$12,560	$13,376
01/31/19	$15,532	$13,567	$15,541
02/28/19	$16,545	$14,003	$16,549
03/31/19	$16,813	$14,275	$16,821
04/30/19	$15,809	$14,853	$15,819
05/31/19	$14,730	$13,909	$14,742
06/30/19	$16,303	$14,889	$16,320
07/31/19	$15,906	$15,103	$15,923
08/31/19	$14,924	$14,864	$14,937
09/30/19	$14,157	$15,142	$14,174
10/31/19	$15,144	$15,470	$15,156
11/30/19	$17,367	$16,031	$17,386
12/31/19	$17,679	$16,515	$17,701
01/31/20	$16,539	$16,509	$16,558
02/29/20	$16,575	$15,150	$16,598
03/31/20	$14,403	$13,279	$14,423
04/30/20	$17,348	$14,981	$17,374
05/31/20	$19,248	$15,694	$19,280
06/30/20	$20,801	$16,006	$20,841
07/31/20	$20,268	$16,909	$20,297
08/31/20	$20,755	$18,124	$20,783
09/30/20	$20,702	$17,436	$20,725
10/31/20	$20,915	$16,972	$20,927
11/30/20	$24,734	$18,830	$24,748
12/31/20	$26,199	$19,554	$26,216
01/31/21	$28,437	$19,356	$28,451
02/28/21	$27,517	$19,890	$27,530
03/31/21	$25,250	$20,761	$25,270
04/30/21	$25,441	$21,869	$25,465
05/31/21	$23,804	$22,022	$23,828
06/30/21	$25,225	$22,536	$25,257
07/31/21	$22,979	$23,071	$23,010
08/31/21	$24,746	$23,773	$24,785
09/30/21	$23,399	$22,667	$23,439
10/31/21	$23,216	$24,255	$23,262
11/30/21	$21,637	$24,087	$21,684
12/31/21	$20,821	$25,167	$20,873
01/31/22	$17,432	$23,864	$17,477
02/28/22	$16,736	$23,150	$16,782
03/31/22	$16,739	$24,009	$16,793
04/30/22	$13,729	$21,916	$13,776
05/31/22	$12,802	$21,956	$12,848
06/30/22	$13,816	$20,144	$13,856
07/31/22	$15,090	$22,001	$15,138
08/31/22	$15,585	$21,104	$15,635
09/30/22	$14,770	$19,160	$14,822
10/31/22	$15,287	$20,711	$15,345
11/30/22	$15,587	$21,869	$15,650
12/31/22	$15,458	$20,609	$15,525
01/31/23	$16,571	$21,904	$16,571
02/28/23	$15,430	$21,369	$15,416
03/31/23	$14,188	$22,154	$14,174
04/30/23	$14,936	$22,500	$14,944
05/31/23	$15,660	$22,598	$15,694
06/30/23	$15,495	$24,091	$15,537
07/31/23	$15,687	$24,865	$15,733
08/31/23	$14,736	$24,469	$14,814
09/30/23	$13,600	$23,302	$13,693
10/31/23	$12,329	$22,812	$12,404
11/30/23	$14,050	$24,895	$14,148
12/31/23	$16,617	$26,026	$16,730
01/31/24	$16,293	$26,464	$16,396
02/29/24	$18,322	$27,877	$18,435
03/31/24	$17,692	$28,774	$17,813
04/30/24	$15,733	$27,599	$15,846
05/31/24	$16,568	$28,967	$16,680
06/30/24	$17,281	$30,006	$17,391
07/31/24	$18,459	$30,372	$18,579
08/31/24	$18,888	$31,108	$19,018
09/30/24	$18,432	$31,773	$18,565
10/31/24	$18,083	$31,485	$18,217
11/30/24	$18,563	$33,333	$18,708
12/31/24	$16,799	$32,538	$16,928
01/31/25	$17,277	$33,444	$17,412
02/28/25	$16,543	$33,008	$16,674
03/31/25	$15,120	$31,148	$15,242
04/30/25	$15,476	$30,937	$15,606
05/31/25	$14,764	$32,884	$14,889
06/30/25	$15,454	$34,556	$15,589
07/31/25	$15,968	$35,332	$16,105
08/31/25	$16,755	$36,048	$16,897
09/30/25	$18,686	$37,364	$18,849
10/31/25	$21,037	$38,239	$21,229
11/30/25	$22,968	$38,333	$23,161
12/31/25	$22,820	$38,356	$23,018
01/31/26	$23,339	$38,912	$23,547
02/28/26	$23,838	$38,616	$24,053
03/31/26	$23,889	$36,694	$24,111
04/30/26	$24,568	$40,544	$24,802
05/31/26	$25,585	$42,678	$25,836
06/30/26	$29,628	$42,271	$29,931

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XBI	91.72%	3.27%	11.47%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 10,695,534,208
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 25,315,156
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$10,695,534,208 Number of Portfolio Holdings160 Portfolio Turnover Rate71% Total Advisory Fees Paid$25,315,156
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Biotechnology	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Apogee Therapeutics, Inc.	1.5%
Moderna, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Oruka Therapeutics, Inc.	1.4%
Kymera Therapeutics, Inc.	1.4%
Viking Therapeutics, Inc.	1.3%
Praxis Precision Medicines, Inc.	1.3%
Erasca, Inc.	1.3%
Revolution Medicines, Inc.	1.2%
Rhythm Pharmaceuticals, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Biotech ETF to the State Street® SPDR® S&P® Biotech ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Biotech ETF to the State Street® SPDR® S&P® Biotech ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019034
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend ETF
Trading Symbol	SDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Dividend ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Dividend ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund trailed the broader S&P 500 Index, as investor enthusiasm continued to focus more on large-cap growth and A.I.-related technology companies. Dividend-oriented strategies benefited from improving market breadth, healthy dividend growth, and greater investor interest in income, but the more defensive sector exposures prevented them from fully participating in the strongest areas of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SDY	S&P 500 Index	S&P High Yield Dividend Aristocrats Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,286	$10,369	$10,290
08/31/16	$10,208	$10,383	$10,214
09/30/16	$10,113	$10,385	$10,122
10/31/16	$9,758	$10,196	$9,768
11/30/16	$10,211	$10,573	$10,226
12/31/16	$10,406	$10,782	$10,426
01/31/17	$10,491	$10,987	$10,515
02/28/17	$10,807	$11,423	$10,836
03/31/17	$10,791	$11,436	$10,822
04/30/17	$10,853	$11,554	$10,888
05/31/17	$10,860	$11,716	$10,899
06/30/17	$10,946	$11,790	$10,988
07/31/17	$11,070	$12,032	$11,115
08/31/17	$10,970	$12,069	$11,018
09/30/17	$11,305	$12,318	$11,360
10/31/17	$11,453	$12,605	$11,512
11/30/17	$11,926	$12,992	$11,992
12/31/17	$12,055	$13,136	$12,131
01/31/18	$12,297	$13,888	$12,380
02/28/18	$11,699	$13,377	$11,778
03/31/18	$11,712	$13,037	$11,795
04/30/18	$11,674	$13,087	$11,760
05/31/18	$11,819	$13,402	$11,910
06/30/18	$11,980	$13,484	$12,076
07/31/18	$12,460	$13,986	$12,565
08/31/18	$12,706	$14,442	$12,818
09/30/18	$12,739	$14,524	$12,854
10/31/18	$12,134	$13,531	$12,246
11/30/18	$12,738	$13,807	$12,862
12/31/18	$11,727	$12,560	$11,837
01/31/19	$12,467	$13,567	$12,590
02/28/19	$13,000	$14,003	$13,134
03/31/19	$13,103	$14,275	$13,241
04/30/19	$13,380	$14,853	$13,526
05/31/19	$12,630	$13,909	$12,769
06/30/19	$13,389	$14,889	$13,542
07/31/19	$13,504	$15,103	$13,663
08/31/19	$13,184	$14,864	$13,341
09/30/19	$13,694	$15,142	$13,863
10/31/19	$13,924	$15,470	$14,100
11/30/19	$14,179	$16,031	$14,364
12/31/19	$14,469	$16,515	$14,664
01/31/20	$14,062	$16,509	$14,254
02/29/20	$12,786	$15,150	$12,961
03/31/20	$10,844	$13,279	$10,989
04/30/20	$11,934	$14,981	$12,100
05/31/20	$12,333	$15,694	$12,508
06/30/20	$12,475	$16,006	$12,651
07/31/20	$12,783	$16,909	$12,970
08/31/20	$13,184	$18,124	$13,382
09/30/20	$12,731	$17,436	$12,919
10/31/20	$12,732	$16,972	$12,924
11/30/20	$14,300	$18,830	$14,523
12/31/20	$14,731	$19,554	$14,966
01/31/21	$14,658	$19,356	$14,895
02/28/21	$15,407	$19,890	$15,664
03/31/21	$16,513	$20,761	$16,796
04/30/21	$17,183	$21,869	$17,485
05/31/21	$17,555	$22,022	$17,869
06/30/21	$17,237	$22,536	$17,549
07/31/21	$17,350	$23,071	$17,670
08/31/21	$17,579	$23,773	$17,909
09/30/21	$16,682	$22,667	$16,995
10/31/21	$17,511	$24,255	$17,848
11/30/21	$17,121	$24,087	$17,454
12/31/21	$18,467	$25,167	$18,835
01/31/22	$18,053	$23,864	$18,418
02/28/22	$17,877	$23,150	$18,241
03/31/22	$18,425	$24,009	$18,806
04/30/22	$17,848	$21,916	$18,224
05/31/22	$18,279	$21,956	$18,671
06/30/22	$17,188	$20,144	$17,564
07/31/22	$18,331	$22,001	$18,739
08/31/22	$17,909	$21,104	$18,312
09/30/22	$16,246	$19,160	$16,611
10/31/22	$17,924	$20,711	$18,333
11/30/22	$19,140	$21,869	$19,585
12/31/22	$18,371	$20,609	$18,802
01/31/23	$18,998	$21,904	$19,447
02/28/23	$18,485	$21,369	$18,928
03/31/23	$18,272	$22,154	$18,710
04/30/23	$18,461	$22,500	$18,909
05/31/23	$17,332	$22,598	$17,750
06/30/23	$18,230	$24,091	$18,678
07/31/23	$18,858	$24,865	$19,330
08/31/23	$18,191	$24,469	$18,644
09/30/23	$17,216	$23,302	$17,648
10/31/23	$16,764	$22,812	$17,187
11/30/23	$17,910	$24,895	$18,367
12/31/23	$18,845	$26,026	$19,333
01/31/24	$18,636	$26,464	$19,123
02/29/24	$18,983	$27,877	$19,484
03/31/24	$19,951	$28,774	$20,486
04/30/24	$19,310	$27,599	$19,834
05/31/24	$19,758	$28,967	$20,298
06/30/24	$19,418	$30,006	$19,951
07/31/24	$20,600	$30,372	$21,176
08/31/24	$21,380	$31,108	$21,987
09/30/24	$21,825	$31,773	$22,453
10/31/24	$21,221	$31,485	$21,836
11/30/24	$22,098	$33,333	$22,745
12/31/24	$20,435	$32,538	$21,035
01/31/25	$20,815	$33,444	$21,433
02/28/25	$21,407	$33,008	$22,051
03/31/25	$21,127	$31,148	$21,773
04/30/25	$20,428	$30,937	$21,058
05/31/25	$20,976	$32,884	$21,629
06/30/25	$21,290	$34,556	$21,959
07/31/25	$21,461	$35,332	$22,139
08/31/25	$22,153	$36,048	$22,861
09/30/25	$22,110	$37,364	$22,821
10/31/25	$21,642	$38,239	$22,342
11/30/25	$22,214	$38,333	$22,941
12/31/25	$22,106	$38,356	$22,836
01/31/26	$23,609	$38,912	$24,401
02/28/26	$24,785	$38,616	$25,626
03/31/26	$23,345	$36,694	$24,142
04/30/26	$23,985	$40,544	$24,808
05/31/26	$23,867	$42,678	$24,690
06/30/26	$24,486	$42,271	$25,342

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SDY	15.01%	7.27%	9.37%
S&P 500 Index	22.32%	13.41%	15.51%
S&P High Yield Dividend Aristocrats Index	15.41%	7.63%	9.74%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 21,393,179,454
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 72,124,308
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$21,393,179,454 Number of Portfolio Holdings158 Portfolio Turnover Rate28% Total Advisory Fees Paid$72,124,308
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric Utilities	8.5%
Insurance	7.0%
Machinery	6.4%
Household Products	5.3%
Semiconductors & Semiconductor Equipment	5.1%
Chemicals	5.0%
Health Care Equipment & Supplies	3.8%
Consumer Staples Distribution & Retail	3.6%
Capital Markets	3.2%
Multi-Utilities	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Verizon Communications, Inc.	2.1%
Realty Income Corp. REIT	2.1%
Kenvue, Inc.	1.8%
Kimberly-Clark Corp.	1.8%
AbbVie, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Texas Instruments, Inc.	1.6%
Target Corp.	1.5%
Automatic Data Processing, Inc.	1.5%
Edison International	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Dividend ETF to the State Street® SPDR® S&P® Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Dividend ETF to the State Street® SPDR® S&P® Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000205413
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Clean Power ETF
Trading Symbol	CNRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Clean Power ETF	$66	0.45%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The clean power industry remained a key beneficiary of rising electricity demand, supported by continued investment in renewable generation, energy storage, and grid modernization as utilities worked to improve reliability and accommodate growing power needs. At the same time, accelerating demand from data centers and artificial intelligence applications increased the strategic importance of scalable clean energy resources.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	CNRG	S&P 500 Index	S&P Kensho Clean Power Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,741	$9,842	$9,742
11/30/18	$10,457	$10,042	$10,464
12/31/18	$9,646	$9,135	$9,656
01/31/19	$11,090	$9,868	$11,109
02/28/19	$11,580	$10,184	$11,606
03/31/19	$11,337	$10,382	$11,366
04/30/19	$11,811	$10,803	$11,847
05/31/19	$11,671	$10,116	$11,718
06/30/19	$12,861	$10,829	$12,921
07/31/19	$13,194	$10,985	$13,259
08/31/19	$13,243	$10,811	$13,311
09/30/19	$13,235	$11,013	$13,310
10/31/19	$13,177	$11,252	$13,254
11/30/19	$13,549	$11,660	$13,629
12/31/19	$15,629	$12,012	$15,734
01/31/20	$15,745	$12,007	$15,826
02/29/20	$16,177	$11,019	$16,227
03/31/20	$12,654	$9,658	$12,684
04/30/20	$14,693	$10,896	$14,721
05/31/20	$15,774	$11,415	$15,807
06/30/20	$17,027	$11,642	$17,066
07/31/20	$19,664	$12,298	$19,711
08/31/20	$23,437	$13,182	$23,506
09/30/20	$25,092	$12,681	$25,173
10/31/20	$25,580	$12,344	$25,679
11/30/20	$32,790	$13,695	$32,936
12/31/20	$37,372	$14,222	$37,569
01/31/21	$45,132	$14,078	$45,392
02/28/21	$40,804	$14,467	$41,041
03/31/21	$39,367	$15,100	$39,606
04/30/21	$36,255	$15,906	$36,390
05/31/21	$34,918	$16,017	$35,071
06/30/21	$36,696	$16,391	$36,878
07/31/21	$34,331	$16,780	$34,501
08/31/21	$34,147	$17,291	$34,327
09/30/21	$32,645	$16,486	$32,821
10/31/21	$38,020	$17,642	$38,245
11/30/21	$35,045	$17,519	$35,254
12/31/21	$31,552	$18,304	$31,747
01/31/22	$27,967	$17,357	$28,147
02/28/22	$29,365	$16,838	$29,567
03/31/22	$31,404	$17,463	$31,641
04/30/22	$26,813	$15,940	$27,019
05/31/22	$28,996	$15,969	$29,236
06/30/22	$27,511	$14,651	$27,745
07/31/22	$32,446	$16,002	$32,738
08/31/22	$33,907	$15,349	$34,224
09/30/22	$29,936	$13,936	$30,219
10/31/22	$30,058	$15,064	$30,347
11/30/22	$32,901	$15,906	$33,230
12/31/22	$29,013	$14,989	$29,302
01/31/23	$32,509	$15,931	$32,855
02/28/23	$30,374	$15,543	$30,704
03/31/23	$30,725	$16,113	$31,069
04/30/23	$29,050	$16,365	$29,384
05/31/23	$28,413	$16,436	$28,751
06/30/23	$30,084	$17,522	$30,458
07/31/23	$29,975	$18,085	$30,354
08/31/23	$26,920	$17,797	$27,265
09/30/23	$24,062	$16,948	$24,369
10/31/23	$21,388	$16,592	$21,664
11/30/23	$23,062	$18,107	$23,369
12/31/23	$25,700	$18,930	$26,065
01/31/24	$22,161	$19,248	$22,476
02/29/24	$22,568	$20,276	$22,891
03/31/24	$23,222	$20,928	$23,563
04/30/24	$21,084	$20,073	$21,390
05/31/24	$24,346	$21,068	$24,715
06/30/24	$21,754	$21,824	$22,074
07/31/24	$22,932	$22,090	$23,275
08/31/24	$22,331	$22,626	$22,667
09/30/24	$23,830	$23,109	$24,199
10/31/24	$22,436	$22,900	$22,789
11/30/24	$23,469	$24,244	$23,846
12/31/24	$21,954	$23,666	$22,312
01/31/25	$22,143	$24,325	$22,505
02/28/25	$20,003	$24,008	$20,322
03/31/25	$18,295	$22,655	$18,577
04/30/25	$17,940	$22,501	$18,212
05/31/25	$20,196	$23,918	$20,510
06/30/25	$21,658	$25,134	$21,999
07/31/25	$24,427	$25,698	$24,817
08/31/25	$26,785	$26,219	$27,220
09/30/25	$30,804	$27,176	$31,323
10/31/25	$36,958	$27,812	$37,597
11/30/25	$35,099	$27,880	$35,715
12/31/25	$32,990	$27,897	$33,594
01/31/26	$36,115	$28,302	$36,804
02/28/26	$34,602	$28,087	$35,271
03/31/26	$33,318	$26,688	$33,973
04/30/26	$38,153	$29,488	$38,922
05/31/26	$44,884	$31,041	$45,820
06/30/26	$41,810	$30,745	$42,642

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 10/22/18
CNRG	93.05%	2.64%	20.45%
S&P 500 Index	22.32%	13.41%	15.73%
S&P Kensho Clean Power Index	93.84%	2.95%	20.76%

Performance Inception Date	Oct. 22, 2018
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 249,666,533
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 872,143
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$249,666,533 Number of Portfolio Holdings42 Portfolio Turnover Rate46% Total Advisory Fees Paid$872,143
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electrical Equipment	44.0%
Semiconductors & Semiconductor Equipment	15.0%
Electric Utilities	11.2%
Independent Power and Renewable Electricity Producers	11.1%
Construction & Engineering	8.0%
Electronic Equipment, Instruments & Components	3.1%
Multi-Utilities	2.4%
Automobiles	2.2%
Energy Equipment & Services	1.8%
Machinery	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
FuelCell Energy, Inc.	5.6%
GE Vernova, Inc.	3.4%
Bloom Energy Corp., Class A	3.3%
T1 Energy, Inc.	3.1%
Generac Holdings, Inc.	3.1%
Corning, Inc.	3.0%
Arcosa, Inc.	3.0%
Sunrun, Inc.	2.9%
TransAlta Corp.	2.8%
Energy Vault Holdings, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Clean Power ETF to the State Street® SPDR® S&P Kensho Clean Power ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Clean Power ETF to the State Street® SPDR® S&P Kensho Clean Power ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000205414
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Final Frontiers ETF
Trading Symbol	ROKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Final Frontiers ETF	$64	0.45%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period ending June 30, 2026, the global aerospace, space exploration, and aviation sectors experienced unprecedented market growth. Key listed space and aerospace entities faced intense volume and pricing dynamics, while aviation leaders achieved record revenues while navigating geopolitical and fuel-cost pressures. The aviation and aerospace markets performed exceptionally well over the past 12 months, riding the wave of strong global travel demand and major expansions in private sector space travel. Despite facing rising jet fuel costs due to ongoing unrest in the Middle East, carriers offset these expenses with highly successful revenue management initiatives.  Companies driving infrastructure, from space stations and Earth observation to direct-to-phone satellite systems, experienced torrid growth and sector-wide repricing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	ROKT	S&P 500 Index	S&P Kensho Final Frontiers Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,506	$9,842	$9,505
11/30/18	$9,517	$10,042	$9,521
12/31/18	$8,637	$9,135	$8,640
01/31/19	$9,607	$9,868	$9,616
02/28/19	$10,331	$10,184	$10,345
03/31/19	$10,048	$10,382	$10,065
04/30/19	$10,673	$10,803	$10,696
05/31/19	$10,304	$10,116	$10,329
06/30/19	$11,252	$10,829	$11,287
07/31/19	$11,479	$10,985	$11,518
08/31/19	$11,872	$10,811	$11,919
09/30/19	$11,914	$11,013	$11,965
10/31/19	$11,597	$11,252	$11,651
11/30/19	$11,956	$11,660	$12,017
12/31/19	$12,062	$12,012	$12,129
01/31/20	$12,426	$12,007	$12,500
02/29/20	$11,299	$11,019	$11,366
03/31/20	$8,849	$9,658	$8,899
04/30/20	$9,781	$10,896	$9,845
05/31/20	$10,403	$11,415	$10,476
06/30/20	$10,202	$11,642	$10,277
07/31/20	$10,319	$12,298	$10,396
08/31/20	$10,852	$13,182	$10,937
09/30/20	$10,580	$12,681	$10,664
10/31/20	$10,273	$12,344	$10,358
11/30/20	$12,357	$13,695	$12,465
12/31/20	$13,071	$14,222	$13,191
01/31/21	$12,753	$14,078	$12,873
02/28/21	$13,240	$14,467	$13,370
03/31/21	$13,762	$15,100	$13,903
04/30/21	$14,034	$15,906	$14,183
05/31/21	$14,226	$16,017	$14,383
06/30/21	$14,541	$16,391	$14,709
07/31/21	$14,196	$16,780	$14,365
08/31/21	$14,053	$17,291	$14,226
09/30/21	$13,612	$16,486	$13,783
10/31/21	$13,836	$17,642	$14,016
11/30/21	$13,137	$17,519	$13,311
12/31/21	$13,688	$18,304	$13,878
01/31/22	$12,886	$17,357	$13,069
02/28/22	$13,674	$16,838	$13,874
03/31/22	$14,156	$17,463	$14,370
04/30/22	$13,049	$15,940	$13,248
05/31/22	$13,127	$15,969	$13,334
06/30/22	$12,154	$14,651	$12,347
07/31/22	$13,339	$16,002	$13,557
08/31/22	$12,822	$15,349	$13,033
09/30/22	$11,451	$13,936	$11,640
10/31/22	$13,162	$15,064	$13,386
11/30/22	$13,652	$15,906	$13,890
12/31/22	$13,572	$14,989	$13,813
01/31/23	$14,563	$15,931	$14,829
02/28/23	$14,455	$15,543	$14,723
03/31/23	$14,119	$16,113	$14,384
04/30/23	$13,930	$16,365	$14,196
05/31/23	$13,859	$16,436	$14,128
06/30/23	$15,123	$17,522	$15,424
07/31/23	$15,219	$18,085	$15,526
08/31/23	$14,650	$17,797	$14,951
09/30/23	$13,652	$16,948	$13,934
10/31/23	$13,415	$16,592	$13,697
11/30/23	$14,487	$18,107	$14,799
12/31/23	$15,535	$18,930	$15,880
01/31/24	$14,675	$19,248	$15,005
02/29/24	$15,256	$20,276	$15,606
03/31/24	$15,595	$20,928	$15,960
04/30/24	$15,134	$20,073	$15,494
05/31/24	$15,815	$21,068	$16,198
06/30/24	$15,566	$21,824	$15,949
07/31/24	$17,035	$22,090	$17,462
08/31/24	$17,184	$22,626	$17,623
09/30/24	$17,669	$23,109	$18,128
10/31/24	$17,528	$22,900	$17,991
11/30/24	$20,955	$24,244	$21,519
12/31/24	$19,863	$23,666	$20,407
01/31/25	$20,639	$24,325	$21,211
02/28/25	$19,452	$24,008	$19,997
03/31/25	$18,668	$22,655	$19,198
04/30/25	$18,576	$22,501	$19,110
05/31/25	$20,493	$23,918	$21,091
06/30/25	$22,576	$25,134	$23,248
07/31/25	$23,805	$25,698	$24,524
08/31/25	$25,110	$26,219	$25,879
09/30/25	$26,759	$27,176	$27,591
10/31/25	$28,378	$27,812	$29,274
11/30/25	$27,233	$27,880	$28,104
12/31/25	$29,876	$27,897	$30,847
01/31/26	$35,390	$28,302	$36,554
02/28/26	$36,400	$28,087	$37,608
03/31/26	$34,941	$26,688	$36,113
04/30/26	$39,180	$29,488	$40,509
05/31/26	$47,250	$31,041	$48,867
06/30/26	$42,010	$30,745	$43,464

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 10/22/18
ROKT	86.08%	23.64%	20.53%
S&P 500 Index	22.32%	13.41%	15.73%
S&P Kensho Final Frontiers Index	86.96%	24.20%	21.06%

Performance Inception Date	Oct. 22, 2018
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 247,160,296
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 350,510
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$247,160,296 Number of Portfolio Holdings39 Portfolio Turnover Rate60% Total Advisory Fees Paid$350,510
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Aerospace & Defense	54.5%
Professional Services	12.7%
Electronic Equipment, Instruments & Components	8.3%
Energy Equipment & Services	7.6%
Machinery	6.1%
Diversified Telecommunication Services	3.7%
Communications Equipment	3.1%
Semiconductors & Semiconductor Equipment	2.2%
Industrial Conglomerates	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Ducommun, Inc.	3.7%
Iridium Communications, Inc.	3.7%
ESCO Technologies, Inc.	3.5%
Spire Global, Inc.	3.5%
HEICO Corp.	3.4%
Moog, Inc., Class A	3.4%
Teledyne Technologies, Inc.	3.4%
Hexcel Corp.	3.3%
Planet Labs PBC	3.3%
RTX Corp.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Final Frontiers ETF to the State Street® SPDR® S&P Kensho Final Frontiers ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Final Frontiers ETF to the State Street® SPDR® S&P Kensho Final Frontiers ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000195383
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Future Security ETF
Trading Symbol	FITE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Future Security ETF	$56	0.45%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The security industry experienced explosive growth over the past year, with global spending eclipsing $300 billion through June 30, 2026. Driven by massive artificial intelligence (A.I.) adoption, zero-trust infrastructure mandates, and widespread digital transformations, the sector has transitioned from a reactionary expense to a central driver of corporate efficiency.  The most profound shift in the past 12 months has been the integration of A.I. into both physical and cybersecurity frameworks. According to the Security Industry Association, there is no macro-trend more impactful than A.I.. The industry has officially entered a phase of "posthuman automation," where machine learning (M.L.) and A.I.-driven platforms proactively detect, evaluate, and mitigate threats without human intervention. Regulatory pressures have been a primary catalyst for spending in the 2025–2026 period. Governments worldwide are enforcing strict data localization rules and zero-trust framework deadlines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	FITE	S&P 500 Index	S&P Kensho Future Security Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,955	$9,978	$9,956
01/31/18	$10,291	$10,549	$10,296
02/28/18	$10,468	$10,160	$10,477
03/31/18	$10,452	$9,902	$10,465
04/30/18	$10,480	$9,940	$10,496
05/31/18	$10,961	$10,179	$10,987
06/30/18	$10,956	$10,242	$10,987
07/31/18	$11,294	$10,623	$11,330
08/31/18	$11,879	$10,969	$11,923
09/30/18	$12,041	$11,032	$12,089
10/31/18	$10,667	$10,278	$10,713
11/30/18	$10,840	$10,487	$10,890
12/31/18	$9,970	$9,540	$9,989
01/31/19	$11,098	$10,305	$11,116
02/28/19	$12,052	$10,635	$12,074
03/31/19	$11,926	$10,842	$11,952
04/30/19	$12,627	$11,281	$12,658
05/31/19	$11,956	$10,564	$11,987
06/30/19	$12,749	$11,309	$12,786
07/31/19	$13,010	$11,471	$13,051
08/31/19	$12,588	$11,290	$12,631
09/30/19	$12,663	$11,501	$12,709
10/31/19	$12,949	$11,750	$12,999
11/30/19	$13,343	$12,176	$13,396
12/31/19	$13,315	$12,544	$13,373
01/31/20	$13,683	$12,539	$13,745
02/29/20	$12,279	$11,507	$12,338
03/31/20	$10,555	$10,086	$10,626
04/30/20	$11,692	$11,378	$11,776
05/31/20	$12,738	$11,920	$12,832
06/30/20	$12,601	$12,157	$12,697
07/31/20	$13,069	$12,843	$13,173
08/31/20	$13,289	$13,766	$13,396
09/30/20	$12,744	$13,243	$12,849
10/31/20	$12,294	$12,891	$12,399
11/30/20	$14,086	$14,302	$14,209
12/31/20	$15,953	$14,852	$16,101
01/31/21	$16,165	$14,702	$16,318
02/28/21	$16,329	$15,107	$16,484
03/31/21	$16,669	$15,769	$16,829
04/30/21	$17,339	$16,610	$17,510
05/31/21	$17,683	$16,727	$17,861
06/30/21	$17,956	$17,117	$18,143
07/31/21	$18,086	$17,524	$18,280
08/31/21	$18,483	$18,056	$18,687
09/30/21	$17,496	$17,217	$17,691
10/31/21	$18,677	$18,423	$18,890
11/30/21	$17,695	$18,295	$17,900
12/31/21	$18,260	$19,115	$18,481
01/31/22	$16,673	$18,126	$16,879
02/28/22	$17,665	$17,583	$17,886
03/31/22	$18,332	$18,236	$18,566
04/30/22	$16,551	$16,646	$16,767
05/31/22	$16,345	$16,676	$16,561
06/30/22	$15,324	$15,300	$15,528
07/31/22	$16,193	$16,711	$16,414
08/31/22	$16,075	$16,029	$16,295
09/30/22	$14,493	$14,553	$14,693
10/31/22	$16,050	$15,731	$16,278
11/30/22	$15,550	$16,610	$15,771
12/31/22	$15,001	$15,653	$15,218
01/31/23	$15,905	$16,637	$16,140
02/28/23	$15,926	$16,231	$16,164
03/31/23	$16,179	$16,827	$16,425
04/30/23	$15,421	$17,089	$15,659
05/31/23	$16,458	$17,164	$16,716
06/30/23	$17,034	$18,298	$17,305
07/31/23	$17,304	$18,886	$17,582
08/31/23	$17,265	$18,585	$17,544
09/30/23	$16,348	$17,699	$16,614
10/31/23	$15,973	$17,327	$16,237
11/30/23	$17,831	$18,909	$18,015
12/31/23	$19,247	$19,768	$19,451
01/31/24	$19,086	$20,100	$19,287
02/29/24	$19,924	$21,173	$20,137
03/31/24	$20,008	$21,855	$20,226
04/30/24	$18,941	$20,962	$19,152
05/31/24	$19,250	$22,001	$19,469
06/30/24	$19,771	$22,791	$20,000
07/31/24	$20,910	$23,068	$21,156
08/31/24	$21,266	$23,628	$21,520
09/30/24	$21,594	$24,133	$21,856
10/31/24	$21,444	$23,914	$21,710
11/30/24	$24,175	$25,317	$24,481
12/31/24	$23,439	$24,714	$23,739
01/31/25	$24,606	$25,402	$24,923
02/28/25	$23,029	$25,071	$23,327
03/31/25	$21,966	$23,658	$22,251
04/30/25	$22,399	$23,498	$22,691
05/31/25	$24,188	$24,977	$24,507
06/30/25	$26,599	$26,247	$26,960
07/31/25	$26,786	$26,836	$27,150
08/31/25	$28,101	$27,380	$28,481
09/30/25	$29,976	$28,379	$30,377
10/31/25	$31,050	$29,044	$31,472
11/30/25	$29,184	$29,115	$29,585
12/31/25	$29,894	$29,133	$30,317
01/31/26	$32,276	$29,555	$32,742
02/28/26	$30,965	$29,331	$31,418
03/31/26	$30,002	$27,870	$30,442
04/30/26	$33,233	$30,794	$33,737
05/31/26	$41,029	$32,415	$41,666
06/30/26	$39,424	$32,107	$40,048

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 12/26/17
FITE	48.21%	17.03%	17.49%
S&P 500 Index	22.32%	13.41%	14.69%
S&P Kensho Future Security Index	48.54%	17.16%	17.71%

Performance Inception Date	Dec. 26, 2017
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 150,649,560
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 470,267
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$150,649,560 Number of Portfolio Holdings81 Portfolio Turnover Rate28% Total Advisory Fees Paid$470,267
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Aerospace & Defense	30.0%
Software	29.9%
Electronic Equipment, Instruments & Components	10.1%
Communications Equipment	7.9%
Professional Services	4.7%
IT Services	4.1%
Machinery	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Energy Equipment & Services	1.8%
Diversified Telecommunication Services	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Viasat, Inc.	1.9%
BlackBerry Ltd.	1.8%
Tenable Holdings, Inc.	1.8%
Palo Alto Networks, Inc.	1.7%
Varonis Systems, Inc.	1.6%
Qualys, Inc.	1.6%
Gorilla Technology Group, Inc.	1.6%
Ducommun, Inc.	1.5%
Iridium Communications, Inc.	1.5%
N-able, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Future Security ETF to the State Street® SPDR® S&P Kensho Future Security ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Future Security ETF to the State Street® SPDR® S&P Kensho Future Security ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000195381
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Intelligent Structures ETF
Trading Symbol	SIMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Intelligent Structures ETF	$56	0.48%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns, which pressured large-cap growth stocks and contributed to a decline in the S&P 500. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for artificial intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SIMS	S&P 500 Index	S&P Kensho Intelligent Infrastructure Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$10,005	$9,978	$10,005
01/31/18	$10,326	$10,549	$10,310
02/28/18	$9,897	$10,160	$9,884
03/31/18	$9,787	$9,902	$9,779
04/30/18	$9,474	$9,940	$9,471
05/31/18	$9,702	$10,179	$9,704
06/30/18	$9,693	$10,242	$9,701
07/31/18	$10,152	$10,623	$10,164
08/31/18	$10,470	$10,969	$10,486
09/30/18	$10,319	$11,032	$10,339
10/31/18	$8,954	$10,278	$8,973
11/30/18	$9,170	$10,487	$9,194
12/31/18	$8,250	$9,540	$8,272
01/31/19	$9,230	$10,305	$9,259
02/28/19	$9,746	$10,635	$9,777
03/31/19	$9,388	$10,842	$9,420
04/30/19	$10,012	$11,281	$10,050
05/31/19	$9,370	$10,564	$9,405
06/30/19	$10,179	$11,309	$10,222
07/31/19	$10,127	$11,471	$10,172
08/31/19	$9,603	$11,290	$9,646
09/30/19	$10,091	$11,501	$10,137
10/31/19	$10,333	$11,750	$10,381
11/30/19	$10,717	$12,176	$10,765
12/31/19	$11,146	$12,544	$11,192
01/31/20	$10,809	$12,539	$10,856
02/29/20	$10,079	$11,507	$10,122
03/31/20	$7,930	$10,086	$7,959
04/30/20	$9,012	$11,378	$9,050
05/31/20	$9,534	$11,920	$9,573
06/30/20	$10,221	$12,157	$10,270
07/31/20	$10,756	$12,843	$10,807
08/31/20	$11,233	$13,766	$11,288
09/30/20	$11,073	$13,243	$11,126
10/31/20	$11,080	$12,891	$11,137
11/30/20	$13,256	$14,302	$13,330
12/31/20	$14,432	$14,852	$14,517
01/31/21	$14,755	$14,702	$14,839
02/28/21	$15,164	$15,107	$15,253
03/31/21	$15,571	$15,769	$15,659
04/30/21	$15,984	$16,610	$16,065
05/31/21	$16,231	$16,727	$16,308
06/30/21	$16,477	$17,117	$16,559
07/31/21	$15,980	$17,524	$16,060
08/31/21	$16,209	$18,056	$16,291
09/30/21	$15,078	$17,217	$15,154
10/31/21	$16,339	$18,423	$16,424
11/30/21	$15,856	$18,295	$15,940
12/31/21	$15,739	$19,115	$15,824
01/31/22	$13,870	$18,126	$13,941
02/28/22	$13,699	$17,583	$13,762
03/31/22	$14,157	$18,236	$14,217
04/30/22	$12,465	$16,646	$12,502
05/31/22	$12,588	$16,676	$12,615
06/30/22	$11,201	$15,300	$11,212
07/31/22	$12,987	$16,711	$12,996
08/31/22	$12,739	$16,029	$12,736
09/30/22	$11,264	$14,553	$11,248
10/31/22	$12,246	$15,731	$12,224
11/30/22	$12,549	$16,610	$12,523
12/31/22	$11,464	$15,653	$11,431
01/31/23	$12,890	$16,637	$12,847
02/28/23	$12,368	$16,231	$12,312
03/31/23	$12,211	$16,827	$12,143
04/30/23	$11,453	$17,089	$11,377
05/31/23	$11,626	$17,164	$11,535
06/30/23	$12,742	$18,298	$12,633
07/31/23	$13,523	$18,886	$13,406
08/31/23	$12,293	$18,585	$12,181
09/30/23	$11,328	$17,699	$11,218
10/31/23	$10,157	$17,327	$10,055
11/30/23	$11,416	$18,909	$11,302
12/31/23	$12,331	$19,768	$12,209
01/31/24	$11,353	$20,100	$11,238
02/29/24	$12,191	$21,173	$12,067
03/31/24	$12,378	$21,855	$12,246
04/30/24	$11,704	$20,962	$11,576
05/31/24	$12,488	$22,001	$12,349
06/30/24	$11,928	$22,791	$11,792
07/31/24	$12,937	$23,068	$12,790
08/31/24	$12,477	$23,628	$12,331
09/30/24	$12,408	$24,133	$12,261
10/31/24	$12,425	$23,914	$12,278
11/30/24	$13,413	$25,317	$13,255
12/31/24	$12,297	$24,714	$12,148
01/31/25	$12,294	$25,402	$12,148
02/28/25	$11,864	$25,071	$11,721
03/31/25	$11,155	$23,658	$11,018
04/30/25	$10,993	$23,498	$10,857
05/31/25	$12,005	$24,977	$11,857
06/30/25	$12,791	$26,247	$12,639
07/31/25	$13,623	$26,836	$13,466
08/31/25	$14,268	$27,380	$14,105
09/30/25	$15,482	$28,379	$15,310
10/31/25	$17,114	$29,044	$16,929
11/30/25	$15,752	$29,115	$15,582
12/31/25	$15,194	$29,133	$15,036
01/31/26	$15,990	$29,555	$15,829
02/28/26	$16,359	$29,331	$16,198
03/31/26	$15,278	$27,870	$15,127
04/30/26	$16,978	$30,794	$16,817
05/31/26	$16,886	$32,415	$16,719
06/30/26	$17,104	$32,107	$16,944

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 12/26/17
SIMS	33.72%	0.75%	6.51%
S&P 500 Index	22.32%	13.41%	14.69%
S&P Kensho Intelligent Infrastructure Index	34.06%	0.46%	6.39%

Performance Inception Date	Dec. 26, 2017
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,946,773
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 39,599
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$8,946,773 Number of Portfolio Holdings55 Portfolio Turnover Rate36% Total Advisory Fees Paid$39,599
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electrical Equipment	17.5%
Electronic Equipment, Instruments & Components	11.5%
Machinery	11.0%
Building Products	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Commercial Services & Supplies	5.2%
Software	3.9%
Oil, Gas & Consumable Fuels	3.8%
Chemicals	3.7%
Automobiles	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
FuelCell Energy, Inc.	3.2%
Bloom Energy Corp., Class A	3.2%
Generac Holdings, Inc.	3.0%
Badger Meter, Inc.	2.8%
Energy Recovery, Inc.	2.8%
Xylem, Inc.	2.7%
Tesla, Inc.	2.7%
Arlo Technologies, Inc.	2.7%
Itron, Inc.	2.7%
Select Water Solutions, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Intelligent Structures ETF to the State Street® SPDR® S&P Kensho Intelligent Structures ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the Fund. The Fund will create and redeem creation units through February 17, 2027, which is the last day the Funds’ shares will trade on its principal U.S. listing exchange. The Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”). On or about February 24, 2027, the Fund will distribute to its remaining shareholders, as of the Liquidation Date, a liquidating cash distribution equal to the current net asset value of their shares.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Intelligent Structures ETF to the State Street® SPDR® S&P Kensho Intelligent Structures ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000205415
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho New Economies Composite ETF
Trading Symbol	KOMP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho New Economies Composite ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

North American equities experienced a volatile but generally positive reporting period. Early weakness was driven by geopolitical tensions, higher energy prices, and inflation concerns, which pressured large-cap growth stocks and contributed to a decline in the S&P 500. Energy-related sectors outperformed as oil prices surged, while Canadian equities benefited from strength in energy and commodity-oriented companies.

Market conditions improved significantly as Middle East tensions eased, oil prices declined, and investor confidence recovered. U.S. equities rebounded strongly, supported by resilient corporate earnings, improving sentiment, and continued enthusiasm for Artificial Intelligence (A.I.)-related investments. Technology and industrial companies led gains, reflecting strong demand for A.I. infrastructure and related capital spending. The S&P 500 advanced sharply and approached record highs by quarter-end. Canadian equities also posted positive returns, supported primarily by financial stocks. Overall, A.I.-driven growth, changes in energy prices, and shifting expectations for monetary policy were the primary drivers of Fund's market performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	KOMP	S&P 500 Index	S&P Kensho New Economies Composite Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,653	$9,842	$9,653
11/30/18	$9,877	$10,042	$9,879
12/31/18	$8,831	$9,135	$8,831
01/31/19	$9,900	$9,868	$9,903
02/28/19	$10,546	$10,184	$10,553
03/31/19	$10,422	$10,382	$10,431
04/30/19	$10,855	$10,803	$10,867
05/31/19	$10,182	$10,116	$10,196
06/30/19	$11,071	$10,829	$11,093
07/31/19	$11,317	$10,985	$11,342
08/31/19	$11,029	$10,811	$11,055
09/30/19	$11,028	$11,013	$11,057
10/31/19	$11,225	$11,252	$11,256
11/30/19	$11,688	$11,660	$11,720
12/31/19	$12,089	$12,012	$12,124
01/31/20	$12,195	$12,007	$12,227
02/29/20	$11,468	$11,019	$11,497
03/31/20	$9,511	$9,658	$9,531
04/30/20	$10,925	$10,896	$10,945
05/31/20	$11,747	$11,415	$11,773
06/30/20	$12,521	$11,642	$12,553
07/31/20	$13,394	$12,298	$13,428
08/31/20	$14,582	$13,182	$14,621
09/30/20	$14,401	$12,681	$14,438
10/31/20	$14,552	$12,344	$14,590
11/30/20	$17,765	$13,695	$17,814
12/31/20	$19,460	$14,222	$19,524
01/31/21	$21,788	$14,078	$21,848
02/28/21	$22,700	$14,467	$22,764
03/31/21	$22,923	$15,100	$22,978
04/30/21	$22,530	$15,906	$22,574
05/31/21	$22,165	$16,017	$22,199
06/30/21	$22,698	$16,391	$22,740
07/31/21	$21,625	$16,780	$21,658
08/31/21	$22,028	$17,291	$22,057
09/30/21	$20,704	$16,486	$20,724
10/31/21	$22,041	$17,642	$22,059
11/30/21	$20,888	$17,519	$20,892
12/31/21	$20,181	$18,304	$20,185
01/31/22	$17,797	$17,357	$17,805
02/28/22	$17,646	$16,838	$17,652
03/31/22	$17,815	$17,463	$17,822
04/30/22	$15,521	$15,940	$15,520
05/31/22	$15,440	$15,969	$15,435
06/30/22	$13,969	$14,651	$13,961
07/31/22	$15,441	$16,002	$15,423
08/31/22	$15,017	$15,349	$14,993
09/30/22	$13,347	$13,936	$13,317
10/31/22	$14,390	$15,064	$14,358
11/30/22	$14,702	$15,906	$14,666
12/31/22	$13,688	$14,989	$13,649
01/31/23	$15,375	$15,931	$15,329
02/28/23	$14,831	$15,543	$14,779
03/31/23	$14,870	$16,113	$14,813
04/30/23	$14,236	$16,365	$14,177
05/31/23	$14,320	$16,436	$14,256
06/30/23	$15,563	$17,522	$15,493
07/31/23	$16,605	$18,085	$16,526
08/31/23	$15,048	$17,797	$14,970
09/30/23	$13,873	$16,948	$13,795
10/31/23	$12,944	$16,592	$12,868
11/30/23	$14,633	$18,107	$14,537
12/31/23	$16,455	$18,930	$16,351
01/31/24	$15,381	$19,248	$15,281
02/29/24	$16,345	$20,276	$16,236
03/31/24	$16,947	$20,928	$16,831
04/30/24	$15,753	$20,073	$15,630
05/31/24	$16,516	$21,068	$16,386
06/30/24	$16,294	$21,824	$16,164
07/31/24	$17,243	$22,090	$17,098
08/31/24	$17,123	$22,626	$16,977
09/30/24	$17,484	$23,109	$17,335
10/31/24	$17,420	$22,900	$17,271
11/30/24	$19,333	$24,244	$19,171
12/31/24	$18,072	$23,666	$17,921
01/31/25	$18,995	$24,325	$18,838
02/28/25	$17,966	$24,008	$17,817
03/31/25	$16,595	$22,655	$16,455
04/30/25	$16,629	$22,501	$16,487
05/31/25	$17,919	$23,918	$17,768
06/30/25	$19,451	$25,134	$19,296
07/31/25	$19,957	$25,698	$19,796
08/31/25	$20,871	$26,219	$20,704
09/30/25	$22,290	$27,176	$22,110
10/31/25	$23,082	$27,812	$22,897
11/30/25	$22,002	$27,880	$21,825
12/31/25	$21,629	$27,897	$21,469
01/31/26	$22,865	$28,302	$22,700
02/28/26	$22,580	$28,087	$22,416
03/31/26	$21,234	$26,688	$21,080
04/30/26	$23,937	$29,488	$23,766
05/31/26	$26,952	$31,041	$26,757
06/30/26	$26,011	$30,745	$25,832

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 10/22/18
KOMP	33.72%	2.76%	13.24%
S&P 500 Index	22.32%	13.41%	15.73%
S&P Kensho New Economies Composite Index	33.88%	2.58%	13.14%

Performance Inception Date	Oct. 22, 2018
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,847,670,601
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 5,083,697
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,847,670,601 Number of Portfolio Holdings506 Portfolio Turnover Rate49% Total Advisory Fees Paid$5,083,697
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	12.5%
Software	12.2%
Aerospace & Defense	10.7%
Electronic Equipment, Instruments & Components	8.2%
Electrical Equipment	6.9%
Machinery	6.8%
Biotechnology	5.0%
Automobiles	3.0%
Life Sciences Tools & Services	2.8%
Health Care Equipment & Supplies	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Ouster, Inc.	1.3%
3D Systems Corp.	1.1%
Himax Technologies, Inc., ADR	1.1%
Ambarella, Inc.	1.0%
Twist Bioscience Corp.	1.0%
Bruker Corp.	1.0%
Elbit Systems Ltd.	0.9%
AeroVironment, Inc.	0.9%
KLA Corp.	0.8%
Stratasys Ltd.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho New Economies Composite ETF to the State Street® SPDR® S&P Kensho New Economies Composite ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho New Economies Composite ETF to the State Street® SPDR® S&P Kensho New Economies Composite ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000195382
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Smart Mobility ETF
Trading Symbol	HAIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P Kensho Smart Mobility ETF	$54	0.46%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The smart mobility industry continued to benefit from increased adoption of A.I.-powered traffic management systems, connected mobility platforms, and cloud-based intelligent transportation infrastructure, as governments and operators focused on improving network efficiency, safety, and resilience. Advances in autonomous vehicle deployment and real-time data analytics further accelerated the shift toward more integrated and sustainable mobility ecosystems. Cybersecurity, funding, and infrastructure modernization remain key areas of focus.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	HAIL	S&P 500 Index	S&P Kensho Smart Transportation Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,943	$9,978	$9,944
01/31/18	$10,664	$10,549	$10,669
02/28/18	$10,187	$10,160	$10,196
03/31/18	$9,871	$9,902	$9,882
04/30/18	$9,836	$9,940	$9,851
05/31/18	$10,061	$10,179	$10,080
06/30/18	$9,942	$10,242	$9,962
07/31/18	$10,135	$10,623	$10,159
08/31/18	$10,282	$10,969	$10,312
09/30/18	$10,161	$11,032	$10,193
10/31/18	$9,117	$10,278	$9,148
11/30/18	$9,119	$10,487	$9,153
12/31/18	$8,000	$9,540	$8,034
01/31/19	$9,258	$10,305	$9,300
02/28/19	$9,724	$10,635	$9,770
03/31/19	$9,360	$10,842	$9,406
04/30/19	$9,922	$11,281	$9,972
05/31/19	$8,633	$10,564	$8,673
06/30/19	$9,623	$11,309	$9,669
07/31/19	$9,638	$11,471	$9,687
08/31/19	$8,736	$11,290	$8,781
09/30/19	$9,079	$11,501	$9,128
10/31/19	$9,400	$11,750	$9,449
11/30/19	$9,998	$12,176	$10,043
12/31/19	$10,427	$12,544	$10,460
01/31/20	$10,357	$12,539	$10,377
02/29/20	$9,760	$11,507	$9,767
03/31/20	$7,261	$10,086	$7,259
04/30/20	$8,705	$11,378	$8,698
05/31/20	$9,326	$11,920	$9,310
06/30/20	$11,016	$12,157	$10,997
07/31/20	$11,435	$12,843	$11,413
08/31/20	$13,216	$13,766	$13,195
09/30/20	$13,076	$13,243	$13,049
10/31/20	$13,486	$12,891	$13,462
11/30/20	$17,744	$14,302	$17,714
12/31/20	$19,153	$14,852	$19,126
01/31/21	$21,557	$14,702	$21,505
02/28/21	$21,573	$15,107	$21,510
03/31/21	$21,392	$15,769	$21,301
04/30/21	$21,228	$16,610	$21,125
05/31/21	$21,657	$16,727	$21,537
06/30/21	$21,830	$17,117	$21,712
07/31/21	$20,459	$17,524	$20,330
08/31/21	$19,906	$18,056	$19,768
09/30/21	$19,308	$17,217	$19,174
10/31/21	$20,747	$18,423	$20,606
11/30/21	$20,763	$18,295	$20,621
12/31/21	$19,557	$19,115	$19,424
01/31/22	$16,919	$18,126	$16,805
02/28/22	$16,745	$17,583	$16,629
03/31/22	$16,609	$18,236	$16,490
04/30/22	$14,274	$16,646	$14,163
05/31/22	$14,267	$16,676	$14,145
06/30/22	$12,246	$15,300	$12,130
07/31/22	$14,056	$16,711	$13,853
08/31/22	$13,353	$16,029	$13,155
09/30/22	$11,303	$14,553	$11,128
10/31/22	$11,965	$15,731	$11,777
11/30/22	$12,313	$16,610	$12,110
12/31/22	$10,638	$15,653	$10,444
01/31/23	$12,844	$16,637	$12,608
02/28/23	$12,317	$16,231	$12,076
03/31/23	$11,514	$16,827	$11,277
04/30/23	$10,411	$17,089	$10,187
05/31/23	$10,675	$17,164	$10,427
06/30/23	$12,159	$18,298	$11,865
07/31/23	$14,083	$18,886	$13,705
08/31/23	$11,849	$18,585	$11,490
09/30/23	$11,336	$17,699	$10,980
10/31/23	$9,553	$17,327	$9,241
11/30/23	$10,384	$18,909	$10,033
12/31/23	$11,656	$19,768	$11,262
01/31/24	$10,260	$20,100	$9,905
02/29/24	$10,849	$21,173	$10,466
03/31/24	$11,131	$21,855	$10,683
04/30/24	$10,151	$20,962	$9,682
05/31/24	$10,957	$22,001	$10,426
06/30/24	$10,408	$22,791	$9,884
07/31/24	$10,883	$23,068	$10,269
08/31/24	$10,465	$23,628	$9,856
09/30/24	$10,839	$24,133	$10,195
10/31/24	$10,017	$23,914	$9,404
11/30/24	$10,936	$25,317	$10,257
12/31/24	$10,832	$24,714	$10,146
01/31/25	$10,780	$25,402	$10,081
02/28/25	$10,627	$25,071	$9,932
03/31/25	$9,868	$23,658	$9,215
04/30/25	$9,693	$23,498	$9,048
05/31/25	$10,583	$24,977	$9,856
06/30/25	$11,648	$26,247	$10,851
07/31/25	$11,897	$26,836	$11,085
08/31/25	$12,796	$27,380	$11,922
09/30/25	$13,658	$28,379	$12,719
10/31/25	$14,104	$29,044	$13,113
11/30/25	$13,024	$29,115	$12,103
12/31/25	$12,951	$29,133	$12,032
01/31/26	$13,506	$29,555	$12,550
02/28/26	$13,483	$29,331	$12,527
03/31/26	$12,649	$27,870	$11,746
04/30/26	$14,616	$30,794	$13,570
05/31/26	$16,952	$32,415	$15,732
06/30/26	$15,594	$32,107	$14,460

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 12/26/17
HAIL	33.88%	(6.51%)	5.36%
S&P 500 Index	22.32%	13.41%	14.69%
S&P Kensho Smart Transportation Index	33.25%	(7.81%)	4.43%

Performance Inception Date	Dec. 26, 2017
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 22,360,532
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 95,614
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$22,360,532 Number of Portfolio Holdings89 Portfolio Turnover Rate48% Total Advisory Fees Paid$95,614
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Auto Components	16.4%
Automobiles	15.8%
Semiconductors & Semiconductor Equipment	14.6%
Software	8.3%
Machinery	8.2%
Electrical Equipment	6.7%
Aerospace & Defense	6.5%
Electronic Equipment, Instruments & Components	6.3%
Ground Transportation	5.1%
Communications Equipment	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Allegro MicroSystems, Inc.	2.1%
Lucid Group, Inc.	2.0%
Ambarella, Inc.	1.9%
Aeva Technologies, Inc.	1.7%
Via Transportation, Inc., Class A	1.7%
Rivian Automotive, Inc., Class A	1.6%
Aspen Aerogels, Inc.	1.6%
indie Semiconductor, Inc., Class A	1.6%
Cummins, Inc.	1.6%
Aurora Innovation, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Smart Mobility ETF to the State Street® SPDR® S&P Kensho Smart Mobility ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the Fund. The Fund will create and redeem creation units through February 17, 2027, which is the last day the Funds’ shares will trade on its principal U.S. listing exchange. The Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”). On or about February 24, 2027, the Fund will distribute to its remaining shareholders, as of the Liquidation Date, a liquidating cash distribution equal to the current net asset value of their shares.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Smart Mobility ETF to the State Street® SPDR® S&P Kensho Smart Mobility ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033535
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Oil & Gas Exploration & Production ETF
Trading Symbol	XOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the reporting period, the U.S. energy sector experienced a dramatic reversal. In Q3 2025, energy lagged as oversupply concerns, rising OPEC+ production, and weak demand kept oil prices under pressure. In Q4 2025, weakness persisted as the energy sector fell another 6.2% and WTI crude declined more than 5.7%, weighed down by rising non-OPEC supply, weak global demand, and inconsistent OPEC+ production discipline. Conditions changed sharply in Q1 2026. Escalating Middle East tensions and disruptions in the Strait of Hormuz triggered a major oil supply shock, causing WTI crude to post its strongest quarterly gain since 2020 and driving the Bloomberg Energy Sub Index up 60%. Energy became the best-performing commodity sector, while energy stocks led S&P 500 sector returns with a gain of 38.25%. The primary drivers across the year were swings in oil supply expectations, geopolitical risk, and inflation. Higher energy prices also contributed to inflation concerns, U.S. Federal Reserve policy uncertainty, and a rotation into value and energy stocks. The strongest contributors to the performance were Valero Energy, PBF Energy, and APA Corp. The weakest contributors were Sable Offshore, Comstock Resources, and Northern Oil and Gas.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	XOP	S&P 500 Index	S&P Oil & Gas Exploration & Production Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,843	$10,369	$9,845
08/31/16	$10,572	$10,383	$10,578
09/30/16	$11,077	$10,385	$11,087
10/31/16	$10,195	$10,196	$10,206
11/30/16	$12,064	$10,573	$12,085
12/31/16	$11,956	$10,782	$11,981
01/31/17	$11,559	$10,987	$11,587
02/28/17	$10,923	$11,423	$10,951
03/31/17	$10,825	$11,436	$10,855
04/30/17	$10,116	$11,554	$10,146
05/31/17	$9,424	$11,716	$9,453
06/30/17	$9,247	$11,790	$9,276
07/31/17	$9,428	$12,032	$9,459
08/31/17	$8,746	$12,069	$8,777
09/30/17	$9,905	$12,318	$9,944
10/31/17	$9,954	$12,605	$9,996
11/30/17	$10,373	$12,992	$10,420
12/31/17	$10,840	$13,136	$10,894
01/31/18	$10,731	$13,888	$10,786
02/28/18	$9,620	$13,377	$9,671
03/31/18	$10,271	$13,037	$10,330
04/30/18	$11,472	$13,087	$11,541
05/31/18	$12,306	$13,402	$12,383
06/30/18	$12,567	$13,484	$12,648
07/31/18	$12,551	$13,986	$12,636
08/31/18	$12,363	$14,442	$12,450
09/30/18	$12,659	$14,524	$12,752
10/31/18	$10,557	$13,531	$10,640
11/30/18	$9,580	$13,807	$9,656
12/31/18	$7,779	$12,560	$7,842
01/31/19	$8,951	$13,567	$9,026
02/28/19	$8,725	$14,003	$8,800
03/31/19	$9,028	$14,275	$9,106
04/30/19	$9,085	$14,853	$9,165
05/31/19	$7,528	$13,909	$7,594
06/30/19	$8,028	$14,889	$8,102
07/31/19	$7,387	$15,103	$7,456
08/31/19	$6,357	$14,864	$6,416
09/30/19	$6,606	$15,142	$6,669
10/31/19	$6,247	$15,470	$6,306
11/30/19	$6,017	$16,031	$6,074
12/31/19	$7,054	$16,515	$7,124
01/31/20	$5,687	$16,509	$5,744
02/29/20	$4,578	$15,150	$4,622
03/31/20	$2,471	$13,279	$2,490
04/30/20	$4,092	$14,981	$4,125
05/31/20	$3,890	$15,694	$3,921
06/30/20	$3,945	$16,006	$3,977
07/31/20	$3,881	$16,909	$3,910
08/31/20	$3,883	$18,124	$3,914
09/30/20	$3,206	$17,436	$3,230
10/31/20	$3,095	$16,972	$3,119
11/30/20	$4,116	$18,830	$4,150
12/31/20	$4,479	$19,554	$4,518
01/31/21	$4,923	$19,356	$4,969
02/28/21	$6,164	$19,890	$6,224
03/31/21	$6,252	$20,761	$6,314
04/30/21	$6,176	$21,869	$6,239
05/31/21	$6,852	$22,022	$6,925
06/30/21	$7,469	$22,536	$7,554
07/31/21	$6,389	$23,071	$6,463
08/31/21	$6,385	$23,773	$6,462
09/30/21	$7,494	$22,667	$7,591
10/31/21	$8,239	$24,255	$8,347
11/30/21	$7,548	$24,087	$7,649
12/31/21	$7,469	$25,167	$7,572
01/31/22	$8,302	$23,864	$8,418
02/28/22	$9,114	$23,150	$9,244
03/31/22	$10,520	$24,009	$10,678
04/30/22	$10,302	$21,916	$10,460
05/31/22	$12,091	$21,956	$12,281
06/30/22	$9,395	$20,144	$9,538
07/31/22	$10,783	$22,001	$10,951
08/31/22	$11,392	$21,104	$11,573
09/30/22	$9,903	$19,160	$10,054
10/31/22	$12,010	$20,711	$12,196
11/30/22	$12,078	$21,869	$12,267
12/31/22	$10,865	$20,609	$11,034
01/31/23	$11,272	$21,904	$11,451
02/28/23	$10,628	$21,369	$10,799
03/31/23	$10,284	$22,154	$10,451
04/30/23	$10,247	$22,500	$10,416
05/31/23	$9,517	$22,598	$9,677
06/30/23	$10,450	$24,091	$10,626
07/31/23	$11,608	$24,865	$11,807
08/31/23	$12,066	$24,469	$12,278
09/30/23	$12,061	$23,302	$12,272
10/31/23	$11,846	$22,812	$12,057
11/30/23	$11,257	$24,895	$11,460
12/31/23	$11,250	$26,026	$11,458
01/31/24	$10,926	$26,464	$11,131
02/29/24	$11,539	$27,877	$11,758
03/31/24	$12,808	$28,774	$13,057
04/30/24	$12,503	$27,599	$12,749
05/31/24	$12,566	$28,967	$12,817
06/30/24	$12,095	$30,006	$12,338
07/31/24	$12,150	$30,372	$12,397
08/31/24	$11,583	$31,108	$11,822
09/30/24	$10,993	$31,773	$11,219
10/31/24	$10,927	$31,485	$11,156
11/30/24	$12,159	$33,333	$12,417
12/31/24	$11,136	$32,538	$11,377
01/31/25	$11,287	$33,444	$11,535
02/28/25	$11,019	$33,008	$11,262
03/31/25	$11,142	$31,148	$11,392
04/30/25	$9,373	$30,937	$9,585
05/31/25	$10,117	$32,884	$10,350
06/30/25	$10,706	$34,556	$10,953
07/31/25	$10,912	$35,332	$11,166
08/31/25	$11,320	$36,048	$11,587
09/30/25	$11,322	$37,364	$11,596
10/31/25	$10,864	$38,239	$11,131
11/30/25	$11,484	$38,333	$11,771
12/31/25	$10,897	$38,356	$11,159
01/31/26	$12,097	$38,912	$12,390
02/28/26	$13,265	$38,616	$13,590
03/31/26	$15,749	$36,694	$16,144
04/30/26	$15,441	$40,544	$15,833
05/31/26	$14,205	$42,678	$14,568
06/30/26	$13,424	$42,271	$13,771

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XOP	25.39%	12.44%	2.99%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Oil & Gas Exploration & Production Select Industry Index	25.73%	12.76%	3.25%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,991,611,394
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 8,344,626
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,991,611,394 Number of Portfolio Holdings54 Portfolio Turnover Rate42% Total Advisory Fees Paid$8,344,626
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Oil, Gas & Consumable Fuels	99.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Texas Pacific Land Corp.	3.2%
PBF Energy, Inc., Class A	2.9%
Delek U.S. Holdings, Inc.	2.8%
Expand Energy Corp.	2.8%
CNX Resources Corp.	2.8%
EQT Corp.	2.7%
Valero Energy Corp.	2.7%
Antero Resources Corp.	2.7%
HF Sinclair Corp.	2.7%
Par Pacific Holdings, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Exploration & Production ETF to the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Exploration & Production ETF to the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033541
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Regional Banking ETF
Trading Symbol	KRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Regional Banking ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Regional Banking ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Regional bank stocks generally benefited from improving expectations for economic growth, a more favorable interest-rate outlook, and easing concerns about bank balance-sheet stress, which boosted investor confidence in the industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	KRE	S&P 500 Index	S&P Regional Banks Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,433	$10,369	$10,437
08/31/16	$11,184	$10,383	$11,194
09/30/16	$11,033	$10,385	$11,045
10/31/16	$11,432	$10,196	$11,449
11/30/16	$13,682	$10,573	$13,713
12/31/16	$14,564	$10,782	$14,605
01/31/17	$14,523	$10,987	$14,568
02/28/17	$15,063	$11,423	$15,115
03/31/17	$14,366	$11,436	$14,417
04/30/17	$14,210	$11,554	$14,264
05/31/17	$13,653	$11,716	$13,708
06/30/17	$14,519	$11,790	$14,583
07/31/17	$14,394	$12,032	$14,462
08/31/17	$13,747	$12,069	$13,815
09/30/17	$15,039	$12,318	$15,123
10/31/17	$15,124	$12,605	$15,213
11/30/17	$15,737	$12,992	$15,835
12/31/17	$15,663	$13,136	$15,766
01/31/18	$16,581	$13,888	$16,697
02/28/18	$16,369	$13,377	$16,488
03/31/18	$16,132	$13,037	$16,254
04/30/18	$16,470	$13,087	$16,601
05/31/18	$16,859	$13,402	$16,998
06/30/18	$16,342	$13,484	$16,482
07/31/18	$16,484	$13,986	$16,630
08/31/18	$16,926	$14,442	$17,082
09/30/18	$15,990	$14,524	$16,138
10/31/18	$14,532	$13,531	$14,667
11/30/18	$15,024	$13,807	$15,168
12/31/18	$12,688	$12,560	$12,807
01/31/19	$14,368	$13,567	$14,508
02/28/19	$15,360	$14,003	$15,517
03/31/19	$13,985	$14,275	$14,125
04/30/19	$15,206	$14,853	$15,364
05/31/19	$13,684	$13,909	$13,828
06/30/19	$14,683	$14,889	$14,844
07/31/19	$15,133	$15,103	$15,304
08/31/19	$13,760	$14,864	$13,902
09/30/19	$14,603	$15,142	$14,762
10/31/19	$14,864	$15,470	$15,030
11/30/19	$15,521	$16,031	$15,701
12/31/19	$16,170	$16,515	$16,347
01/31/20	$15,053	$16,509	$15,220
02/29/20	$13,170	$15,150	$13,316
03/31/20	$9,142	$13,279	$9,252
04/30/20	$10,686	$14,981	$10,817
05/31/20	$10,695	$15,694	$10,829
06/30/20	$10,871	$16,006	$11,008
07/31/20	$10,626	$16,909	$10,762
08/31/20	$10,930	$18,124	$11,075
09/30/20	$10,212	$17,436	$10,339
10/31/20	$11,772	$16,972	$11,924
11/30/20	$13,617	$18,830	$13,802
12/31/20	$14,971	$19,554	$15,187
01/31/21	$15,667	$19,356	$15,894
02/28/21	$18,531	$19,890	$18,814
03/31/21	$19,197	$20,761	$19,498
04/30/21	$19,808	$21,869	$20,125
05/31/21	$20,466	$22,022	$20,800
06/30/21	$19,066	$22,536	$19,387
07/31/21	$18,197	$23,071	$18,509
08/31/21	$19,178	$23,773	$19,516
09/30/21	$19,805	$22,667	$20,161
10/31/21	$20,758	$24,255	$21,138
11/30/21	$20,432	$24,087	$20,811
12/31/21	$20,849	$25,167	$21,247
01/31/22	$21,052	$23,864	$21,465
02/28/22	$21,856	$23,150	$22,292
03/31/22	$20,369	$24,009	$20,777
04/30/22	$18,290	$21,916	$18,661
05/31/22	$19,012	$21,956	$19,404
06/30/22	$17,279	$20,144	$17,641
07/31/22	$18,971	$22,001	$19,378
08/31/22	$18,614	$21,104	$19,019
09/30/22	$17,607	$19,160	$17,991
10/31/22	$19,134	$20,711	$19,560
11/30/22	$19,314	$21,869	$19,750
12/31/22	$17,709	$20,609	$18,112
01/31/23	$18,713	$21,904	$19,144
02/28/23	$18,545	$21,369	$18,975
03/31/23	$13,332	$22,154	$13,632
04/30/23	$12,965	$22,500	$13,260
05/31/23	$11,817	$22,598	$12,087
06/30/23	$12,532	$24,091	$12,817
07/31/23	$14,952	$24,865	$15,301
08/31/23	$13,678	$24,469	$13,998
09/30/23	$12,934	$23,302	$13,232
10/31/23	$12,293	$22,812	$12,573
11/30/23	$13,961	$24,895	$14,290
12/31/23	$16,367	$26,026	$16,766
01/31/24	$15,518	$26,464	$15,899
02/29/24	$15,057	$27,877	$15,430
03/31/24	$15,829	$28,774	$16,235
04/30/24	$14,796	$27,599	$15,176
05/31/24	$15,372	$28,967	$15,773
06/30/24	$15,578	$30,006	$15,992
07/31/24	$18,474	$30,372	$18,977
08/31/24	$18,351	$31,108	$18,856
09/30/24	$18,082	$31,773	$18,583
10/31/24	$18,832	$31,485	$19,358
11/30/24	$21,620	$33,333	$22,235
12/31/24	$19,416	$32,538	$19,970
01/31/25	$20,642	$33,444	$21,238
02/28/25	$19,960	$33,008	$20,541
03/31/25	$18,399	$31,148	$18,940
04/30/25	$17,532	$30,937	$18,053
05/31/25	$18,414	$32,884	$18,967
06/30/25	$19,374	$34,556	$19,970
07/31/25	$19,579	$35,332	$20,186
08/31/25	$21,349	$36,048	$22,022
09/30/25	$20,761	$37,364	$21,418
10/31/25	$19,669	$38,239	$20,297
11/30/25	$20,650	$38,333	$21,314
12/31/25	$21,398	$38,356	$22,094
01/31/26	$22,719	$38,912	$23,465
02/28/26	$22,036	$38,616	$22,764
03/31/26	$21,609	$36,694	$22,333
04/30/26	$23,195	$40,544	$23,982
05/31/26	$23,096	$42,678	$23,887
06/30/26	$24,974	$42,271	$25,847

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
KRE	28.90%	5.55%	9.58%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Regional Banks Select Industry Index	29.43%	5.92%	9.96%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,069,422,019
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 13,527,893
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$5,069,422,019 Number of Portfolio Holdings163 Portfolio Turnover Rate43% Total Advisory Fees Paid$13,527,893
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Banks	99.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Pinnacle Financial Partners, Inc.	1.4%
UMB Financial Corp.	1.4%
Atlantic Union Bankshares Corp.	1.4%
Citizens Financial Group, Inc.	1.4%
Glacier Bancorp, Inc.	1.4%
Associated Banc-Corp.	1.4%
Cullen/Frost Bankers, Inc.	1.4%
Fulton Financial Corp.	1.3%
First Interstate BancSystem, Inc., Class A	1.3%
Webster Financial Corp.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Regional Banking ETF to the State Street® SPDR® S&P® Regional Banking ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Regional Banking ETF to the State Street® SPDR® S&P® Regional Banking ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000276586
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Nasdaq 100 ETF
Trading Symbol	QNDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Nasdaq 100 ETF (the "Fund") for the period of June 23, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Nasdaq 100 ETF	$0	0.10%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
AssetsNet	$ 32,417,872
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 201
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$32,417,872 Number of Portfolio Holdings103 Portfolio Turnover Rate0% Total Advisory Fees Paid$201
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	36.7%
Software	11.4%
Technology Hardware, Storage & Peripherals	10.0%
Interactive Media & Services	8.9%
Broadline Retail	4.6%
Consumer Staples Distribution & Retail	4.2%
Automobiles	3.3%
Biotechnology	2.5%
Communications Equipment	2.3%
Hotels, Restaurants & Leisure	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.6%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Intel Corp.	3.0%
Alphabet, Inc., Class C	3.0%

Material Fund Change [Text Block]